UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/ Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2015

Date of reporting period: 10/31/2014

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (a)(b)	564,740,473	$564,740,473
Total Short-Term Securities (Cost — $564,740,473*) — 100.2%		564,740,473
Liabilities in Excess of Other Assets — (0.2)%		(1,181,712)

Net Assets — 100.0%		$563,558,761

Portfolio Abbreviations
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	591,333,751	(26,593,278)	564,740,473	$47,030

(b)	Represents the current yield as of report date.

• Total return swaps outstanding as of October 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	11/17/14 – 5/18/16	$26,313,489	$13,680,605	[2]	$40,034,646
	Goldman Sachs & Co.	12/10/14 – 5/19/16	$(2,206,462)	3,036,548	[3]	2,132
	Morgan Stanley & Co, Inc.	10/09/14 – 11/03/17	$38,943,676	9,899,860	[4]	37,489,583
	Morgan Stanley & Co, Inc.	3/01/16	$9,341	1,530,908	[5]	158,300
	UBS AG	3/19/15	$25,940,677	12,380,828	[6]	36,125,391
	UBS AG	3/19/15	$(1,440,526)	2,698,118	[7]	292,353
Total				$43,226,867		$114,102,405

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:
USD 1 Month; USD Spot Next
Federal Funds Rate Open
[2]	Amount includes $(40,552) of dividends and financing fees.
[3]	Amount includes $827,954 of dividends and financing fees.
[4]	Amount includes $11,353,953 of dividends and financing fees.
[5]	Amount includes $1,381,949 of dividends and financing fees.
[6]	Amount includes $2,196,114 of dividends and financing fees.
[7]	Amount includes $965,239 of dividends and financing fees.

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund
(Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2014, expiration dates of 11/17/14 to 5/18/16:

	Shares	Value
Reference Entity – Long
Brazil
AES Tiete SA, Preference Shares	4,600	$34,733
Banco do Brasil SA	19,800	221,580
BM&FBovespa SA	469,700	2,066,157
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	104,700	4,390,141
Cia Energetica de Minas Gerais, -ADR	34,900	201,722
Cia Energetica de Minas Gerais, Preference Shares	128,900	740,243
Cia Energetica de Sao Paulo, Preference B Shares	116,400	1,147,606
Cia Paranaense de Energia, Preference B Shares	55,200	771,004
EDP - Energias do Brasil SA	69,600	271,614
Even Construtora e Incorporadora SA	437,400	946,150
JBS SA	100,500	448,172
Multiplus SA	135,000	1,893,236
Qualicorp SA	41,700	424,085
Randon Participacoes SA, Preference Shares	26,275	66,167
Telefonica Brasil SA, Preference Shares	10,500	214,458
Vale SA, Preference Shares - ADR	182,648	1,599,997
Vale SA, Preference A Shares	218,900	1,903,747
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	28,900	463,958

		17,804,770
China
Agricultural Bank of China Ltd., Class H	1,559,000	724,457
Anhui Conch Cement Co., Ltd., Class H	347,000	1,136,377
Anta Sports Products Ltd.	255,000	500,511
Bank of China Ltd., Class H	1,200,000	574,381
Bank of Communications Co., Ltd., Class H	558,000	418,393
Beijing Capital International Airport Co. Ltd., Class H	526,000	386,059
Beijing Jingneng Clean Energy Co., Ltd., Class H	272,000	122,164

	Shares	Value
Reference Entity – Long
China (concluded)
China Cinda Asset Management Co., Ltd.	3,717,000	$1,759,202
China Communications Construction Corp. Ltd., Class H	5,827,000	4,473,290
China Communications Services Corp. Ltd., Class H	120,000	56,347
China Construction Bank Corp., Class H	1,517,000	1,131,832
China Medical System Holdings, Ltd.	561,000	1,034,314
China Mobile Ltd.	81,500	1,014,065
China Oilfield Services Ltd., Class H	512,000	1,070,103
China Railway Construction Corp., Class H	2,218,000	2,330,219
China Railway Group Ltd., Class H	1,869,000	1,152,991
China Shenhua Energy Co., Ltd., Class H	632,500	1,782,724
China Vanke Co., Ltd., Class H	52,100	97,062
Datang International Power Generation Co. Ltd., Class H	2,172,000	1,137,466
Dongfeng Motor Group Co. Ltd., Class H	2,018,000	3,120,751
Greentown China Holdings Ltd.	77,500	80,646
Guangzhou R&F Properties Co., Ltd., Class H	410,400	447,622
Huaneng Power International, Inc., Class H	2,240,000	2,753,947
Industrial and Commercial Bank of China Ltd., Class H	5,280,000	3,505,708
Jiangsu Expressway Co., Ltd., Class H	1,984,000	2,216,192
Lonking Holdings Ltd.	2,050,000	351,654
Ping An Insurance Group Co. of China Ltd., Class H	171,500	1,401,966
Shanghai Industrial Holdings Ltd.	339,000	1,045,247
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	23,600	59,060
Sino-Ocean Land Holdings Ltd.	758,000	433,403
Sinopharm Group Co., Class H	110,800	432,850
Tencent Holdings, Ltd.	143,800	2,311,191
Zhejiang Expressway Co., Ltd., Class H	1,925,218	1,941,317

		41,003,511
Hong Kong
China Merchants Holdings International Co., Ltd.	450,000	1,422,449
China Overseas Land & Investment Ltd.	234,000	678,936

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Hong Kong (concluded)
China Power International Development, Ltd.	9,567,000	$4,321,627
China Resources Cement Holdings Ltd.	3,264,000	2,219,517
China Resources Land Ltd.	1,282,000	3,049,267
China Resources Power Holdings Co., Ltd.	110,000	320,171
China State Construction International Holdings Ltd.	50,000	77,295
China Travel International Inv HK	950,000	291,806
COSCO Pacific Ltd.	1,954,000	2,571,278
CSPC Pharmaceutical Group Ltd.	2,972,000	2,738,013
Franshion Properties China Ltd.	2,074,000	489,591
GOME Electrical Appliances Holding Ltd.	12,977,000	2,044,468
Guangdong Investment Ltd.	244,000	320,963
Hopewell Highway Infrastructure, Ltd.	315,500	152,177
Kingboard Chemical Holdings Ltd.	244,500	481,702
Shenzhen Investment Ltd.	2,062,000	595,595
Shimao Property Holdings Ltd.	1,267,000	2,726,882
Sino Biopharmaceutical Ltd.	96,000	96,652

		24,598,389
Indonesia
Matahari Putra Prima Tbk PT	11,719,300	3,051,367
Malaysia
British American Tobacco Malaysia Bhd	165,800	3,505,643
DiGi.Com Bhd	1,900,800	3,578,133
Lafarge Malayan Cement Bhd	46,777	149,038
Telekom Malaysia Bhd	1,514,600	3,315,382

		10,548,196
Mexico
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	444,100	3,021,512
Grupo Aeroportuario del Pacifico SAB de C.V. - ADR	21,333	1,453,844
Grupo Bimbo SAB de C.V., Series A	526,634	1,540,452
Industrias Penoles SAB de C.V.	23,065	517,643
Wal-Mart de Mexico SAB de C.V., Series V	203,000	469,276

		7,002,727
Philippines
Globe Telecom, Inc.	16,005	600,946
Jollibee Foods Corp.	20,960	91,535
Universal Robina Corp.	160,490	664,783

		1,357,264

	Shares	Value
Reference Entity – Long
Poland
KGHM Polska Miedz SA	34,272	$1,321,814
PGE SA	237,775	1,560,053
Tauron Polska Energia SA	168,088	262,525

		3,144,392
South Africa
Bidvest Group Ltd.	92,259	2,539,122
Clicks Group Ltd.	134,128	913,258
Coronation Fund Managers Ltd.	20,960	181,480
FirstRand Ltd.	1,467,896	6,287,474
Kumba Iron Ore Ltd.	86,933	2,181,507
Liberty Holdings Ltd.	76,893	889,810
Life Healthcare Group Holdings Ltd.	200,274	757,356
Mediclinic International Ltd.	238,315	2,130,509
Mr Price Group Ltd.	23,665	489,968
MTN Group Ltd.	37,546	831,383
Netcare Ltd.	1,808,636	5,471,820
Sanlam Ltd.	154,574	976,759
Sibanye Gold Ltd.	161,866	304,985
Vodacom Group Ltd.	8,699	105,617

		24,061,048
South Korea
AfreecaTV Co., Ltd.	2,797	76,765
Amorepacific Corp.	323	693,559
Amorepacific Group	3,091	3,419,906
Cell Biotech Co., Ltd.	27,648	1,474,464
Doosan Infracore Co., Ltd.	94,925	960,684
Hanjin Kal Corp.	1	25
Hanwha Corp.	73,566	1,884,937
Hyundai Engineering & Construction Co., Ltd.	18,025	818,007
Hyundai Steel Co.	803	51,178
InBody Co., Ltd.	8,275	230,891
Kangwon Land, Inc.	113,291	3,704,656
Kia Motors Corp.	51,648	2,508,669
Korea Investment Holdings Co., Ltd.	2,726	137,845
Korea Line Corp.	23,135	645,883
Korean Reinsurance Co.	7	75
KT Skylife Co., Ltd.	27,850	506,405
KT Submarine Co., Ltd.	27,602	179,382
LG Corp.	45,466	2,705,230
LG Electronics, Inc.	2,611	159,458
Lotte Confectionery Co., Ltd.	143	257,160
Lotte Food Co., Ltd.	363	225,531
LS Corp.	17,212	963,760
LS Industrial Systems Co., Ltd.	6,633	390,975
Maeil Dairy Industry Co., Ltd.	9,481	300,194
Medy-Tox, Inc.	3,184	741,814
Mirae Asset Securities Co., Ltd.	1,696	72,855

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
South Korea (concluded)
Poongsan Corp.	3,720	$92,043
POSCO - ADR	8,033	574,842
S-1 Corp.	3,871	269,558
Sam Chun Dang Pharm Co., Ltd.	19,982	224,872
Samsung C&T Corp.	2,611	176,626
SK C&C Co., Ltd.	1,728	392,136
SK Chemicals Co., Ltd.	10,363	591,158
SK Networks Co., Ltd.	141,695	1,453,667
SK Telecom Co., Ltd.	246	61,647
SK Telecom Co., Ltd., ADR	90,895	2,525,972
SKC Co., Ltd.	13,407	344,463
SundayToz Corp.	20,867	392,832
Sungwoo Hitech Co., Ltd.	32,706	471,458
Tovis Co., Ltd.	7,042	117,792

		30,799,374
Taiwan
Asia Cement Corp.	816,000	1,053,414
Chicony Electronics Co., Ltd.	398,000	1,146,135
Chimei Materials Technology Corp.	2,908,355	3,189,544
China Steel Chemical Corp.	179,000	974,982
Compal Electronics, Inc.	846,000	625,293
CTCI Corp.	87,000	142,233
Delta Electronics, Inc.	170,000	1,019,863
Elan Microelectronics Corp.	336,000	533,485
Elite Advanced Laser Corp.	63,000	198,103
Far Eastern Department Stores Co., Ltd.	1,279,508	1,156,940
Formosa Taffeta Co., Ltd.	99,000	100,099
Fubon Financial Holding Co., Ltd.	208,000	352,128
Inotera Memories, Inc.	492,000	760,374
King Yuan Electronics Co., Ltd.	4,027,000	3,190,371
Largan Precision Co., Ltd.	19,000	1,334,737
PChome Online, Inc.	193,058	1,958,780
Pegatron Corp.	2,000	3,645
President Chain Store Corp.	10,000	74,912
Realtek Semiconductor Corp.	259,000	858,510
Sigurd Microelectronics Corp.	2,336,000	2,235,869
Siliconware Precision Industries Co.	1,976,000	2,818,792
Taiwan Cement Corp.	1,279,000	1,956,536
Taiwan Semiconductor Manufacturing Co., Ltd.	317,000	1,374,154
Taiwan Union Technology Corp.	815,000	677,475
TXC Corp.	72,000	89,240
Unity Opto Technology Co., Ltd.	125,000	110,450
Win Semiconductors Corp.	139,000	125,410
Winbond Electronics Corp.	585,000	187,693
Wistron Corp.	1,857,000	1,950,993
Wistron NeWeb Corp.	591,600	1,333,919

	Shares	Value
Reference Entity – Long
Taiwan (concluded)
Yuanta Financial Holding Co., Ltd.	3,727,500	$1,877,638

		33,411,717
Thailand
Jasmine International PCL	3,595,100	822,336
PTT Global Chemical PCL	10,300	19,607
PTT PCL	5,100	57,624
Samart Corp. PCL	1,311,800	1,329,119
Thai Union Frozen Products PCL, Foreign Registered Shares	102,900	235,371

		2,464,057
Turkey
Coca-Cola Icecek AS	2,974	67,744
Enka Insaat ve Sanayi AS	483,557	1,170,120
Goodyear Lastikleri TAS	14,457	615,751
Haci Omer Sabanci Holding AS	844,187	3,851,065
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	423,633	472,514
KOC Holding AS	25,003	127,461
Migros Ticaret AS	87,821	814,550
Pegasus Hava Tasimaciligi AS	24,784	318,668
Tofas Turk Otomobil Fabrikasi AS	113,768	713,813
Turk Hava Yollari	219,027	717,892
Turk Telekomunikasyon AS	183,885	528,212

		9,397,790
United Kingdom
British American Tobacco PLC	4,695	265,993
Old Mutual PLC	88,659	275,191

		541,184
United States
The AES Corp.	206,247	2,901,895
Total Reference Entity – Long		212,087,681

Reference Entity - Short
Brazil
Aliansce Shopping Centers SA	(18,000)	(132,209)
CCR SA	(54,500)	(405,797)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	(35,666)	(276,768)
Cia Hering	(192,700)	(1,944,187)
Cia Siderurgica Nacional SA, ADR	(72,684)	(238,404)
Equatorial Energia SA	(119,401)	(1,218,151)
Fibria Celulose SA	(51,600)	(624,931)
Gafisa SA	(229,000)	(249,526)
Lojas Renner SA	(500)	(14,972)
Marcopolo SA, Preferred Shares	(1,398,700)	(2,393,352)
Smiles SA	(240,600)	(4,155,809)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Brazil (concluded)
Suzano Papel e Celulose SA, Preference 'A' Shares	(81,700)	$(344,882)

		(11,998,988)
Chile
Latam Airlines Group SA - ADR	(174,039)	(2,123,276)
Sociedad Quimica y Minera de Chile SA - ADR	(10,861)	(257,731)

		(2,381,007)
China
Airtac International Group	(253,000)	(1,849,832)
Aluminum Corp. of China Ltd., Class H	(1,356,000)	(603,613)
AviChina Industry & Technology Co., Ltd.	(6,292,000)	(4,792,746)
Biostime International Holdings, Ltd.	(77,000)	(174,351)
Byd Co., Ltd.	(173,500)	(1,102,195)
China Coal Energy Co., Ltd.	(1,323,000)	(810,486)
China COSCO Holdings Co., Ltd., Class H	(429,000)	(192,645)
China Eastern Airlines Corp., Ltd., Class H	(466,000)	(177,424)
China Longyuan Power Group Corp., Class H	(29,000)	(30,925)
China Shanshui Cement Group, Ltd.	(1,428,000)	(527,387)
China Shipping Container Lines Co., Ltd.	(457,000)	(130,335)
China Shipping Development Co., Ltd., Class H	(364,000)	(239,585)
China Southern Airlines Co., Ltd.	(358,000)	(125,704)
China Tian Lun Gas Holdings Ltd.	(78,000)	(89,716)
CITIC Securities Co., Ltd., Class H	(614,000)	(1,532,026)
CSR Corp., Ltd., Class H	(1,270,000)	(1,292,083)
Golden Eagle Retail Group Ltd.	(142,000)	(174,082)
Haitian International Holdings Ltd.	(57,000)	(122,269)
Hengan International Group Co., Ltd.	(493,000)	(5,196,590)
Intime Retail Group Co., Ltd.	(83,500)	(72,719)
Lenovo Group Ltd.	(3,162,000)	(4,660,801)
Shui On Land Ltd.	(5,799,000)	(1,323,845)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(1,534,000)	(475,613)
SOHO China, Ltd.	(1,380,500)	(1,013,023)
Tsingtao Brewery Co., Ltd., Class H	(4,000)	(29,569)
Uni-President China Holdings, Ltd.	(2,497,000)	(2,308,594)
Want Want China Holdings, Ltd.	(910,000)	(1,242,667)
Weichai Power Co., Ltd., Class H	(793,000)	(3,044,068)

	Shares	Value
Reference Entity – Short
China (concluded)
Yanzhou Coal Mining Co., Ltd., Class H	(1,062,000)	$(898,020)

		(34,232,913)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(2,416,000)	(4,177,903)
China Agri-Industries Holdings Ltd.	(710,000)	(271,250)
China Everbright International, Ltd.	(2,829,000)	(3,906,058)
China Gas Holdings Ltd.	(130,000)	(232,424)
China Mengniu Dairy Co., Ltd.	(905,000)	(3,997,568)
China Resources Enterprise, Ltd.	(2,005,680)	(4,770,495)
Far East Horizon Ltd.	(388,000)	(360,862)
Hutchison Harbour Ring, Ltd.	(10,864,000)	(995,080)
Kunlun Energy Co., Ltd.	(1,006,000)	(1,335,379)
Lee & Man Paper Manufacturing, Ltd.	(149,000)	(81,768)
Vinda International Holdings, Ltd.	(106,000)	(160,779)

		(20,289,566)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(517,900)	(180,112)
Gudang Garam Tbk PT	(103,600)	(495,774)
Jasa Marga Persero Tbk PT	(194,300)	(102,154)
Siloam International Hospitals Tbk PT	(95,000)	(108,285)
Surya Citra Media Tbk PT	(1,487,100)	(416,268)
XL Axiata Tbk PT	(3,443,500)	(1,574,293)

		(2,876,886)
Malaysia
Berjaya Sports Toto BHD	(79)	(87)
Genting Malaysia BHD	(719,900)	(941,452)
Petronas Dagangan BHD	(11,400)	(70,703)

		(1,012,242)
Mexico
Alsea SAB de C.V.	(327,400)	(1,022,589)
Bolsa Mexicana de Valores SAB de C.V.	(71,700)	(150,521)
Cemex SAB de C.V.	(108,600)	(133,792)
Cemex SAB de C.V. - ADR	(52,919)	(650,904)
Empresas ICA SAB de C.V.	(648,137)	(1,153,687)
Fibra Uno Administracion SA de C.V.	(2,291,200)	(7,962,734)
Infraestructura Energetica Nova SAB de C.V.	(12,500)	(76,506)
Mexico Real Estate Management SA de C.V.	(1,452,378)	(2,638,089)
Minera Frisco SAB de C.V., Series A-1	(300,800)	(535,202)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Mexico (concluded)
OHL Mexico SAB de C.V.	(254,200)	$(715,432)

		(15,039,456)
Poland
Grupa Azoty SA	(5,215)	(97,093)
Jastrzebska Spolka Weglowa SA	(131,197)	(1,127,455)

		(1,224,548)
Republic of Korea
S-Oil Corp.	(4,584)	(174,143)
South Africa
AngloGold Ashanti, Ltd., ADR	(150,179)	(1,241,980)
Aspen Pharmacare Holdings Ltd.	(8,019)	(286,488)
Discovery Holdings Ltd.	(385,280)	(3,508,099)
Harmony Gold Mining Co., Ltd., ADR	(343,902)	(557,121)
Impala Platinum Holdings Ltd.	(110,500)	(805,949)
Massmart Holdings Ltd.	(294,022)	(3,178,461)
Nampak Ltd.	(168,277)	(686,229)
Northam Platinum Ltd.	(352,944)	(1,090,651)
Remgro Ltd.	(794,384)	(18,240,645)
RMB Holdings, Ltd.	(18,021)	(100,132)
Sappi Ltd.	(514,132)	(2,036,293)
Tiger Brands Ltd.	(8,975)	(270,137)

		(32,002,185)
South Korea
CJ CheilJedang Corp.	(4,200)	(1,533,532)
CJ Korea Express Co., Ltd.	(6,060)	(1,094,526)
Daewoo Engineering & Construction Co., Ltd.	(261,714)	(1,604,718)
Doosan Heavy Industries & Construction Co., Ltd.	(1,070)	(23,511)
Gamevil, Inc.	(1,527)	(193,172)
Hyundai Heavy Industries Co., Ltd.	(12,837)	(1,192,725)
Hyundai Hysco Co., Ltd.	(3,273)	(212,495)
Hyundai Merchant Marine Co., Ltd.	(45,379)	(491,069)
Hyundai Mipo Dockyard	(71,753)	(5,099,196)
Orion Corp.	(65)	(50,100)
Samsung Electro-Mechanics Co., Ltd.	(52,996)	(2,416,941)
Samsung Fine Chemicals Co., Ltd.	(47,309)	(1,318,985)

	Shares	Value
Reference Entity – Short
South Korea (concluded)
Samsung Securities Co., Ltd.	(3,160)	$(141,573)

		(15,372,543)
Spain
Abertis Infraestructuras SA	(23,492)	(489,863)
Taiwan
Chang Hwa Commercial Bank	(94,000)	(59,266)
China Petrochemical Development Corp.	(6,154,000)	(1,947,592)
Epistar Corp.	(221,000)	(399,635)
Evergreen Marine Corp. Taiwan Ltd.	(6,592,000)	(3,896,335)
Formosa Chemicals & Fibre Corp.	(222,000)	(516,909)
Formosa Petrochemical Corp.	(145,000)	(340,361)
Giant Manufacturing Co., Ltd.	(12,000)	(97,164)
Gigasolar Materials Corp.	(40,000)	(673,860)
Gigastorage Corp.	(900,000)	(793,216)
Hermes Microvision, Inc.	(40,000)	(1,880,970)
Hotai Motor Co., Ltd.	(346,000)	(5,063,052)
HTC Corp.	(732,000)	(3,241,199)
Motech Industries, Inc.	(124,000)	(153,309)
Parade Technologies Ltd.	(54,000)	(512,738)
Ruentex Industries Ltd.	(1,437,000)	(3,071,989)
ScinoPharm Taiwan Ltd.	(259,880)	(526,405)
Synnex Technology International Corp.	(157,000)	(220,719)
Taiflex Scientific Co., Ltd.	(643,000)	(954,204)
Taiwan Glass Industry Corp.	(69,000)	(53,530)
Taiwan Mobile Co., Ltd.	(1,235,000)	(4,007,512)
Teco Electric and Machinery Co., Ltd.	(80,000)	(89,014)
TPK Holding Co., Ltd.	(790,000)	(4,663,631)
U-Ming Marine Transport Corp.	(533,000)	(835,781)
Unimicron Technology Corp.	(62,000)	(47,725)
Yulon Motor Co., Ltd.	(32,000)	(47,211)

		(34,093,327)
Thailand
CP ALL PCL	(58,500)	(81,724)
Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	(67,061)	(783,644)
Total Reference Entity – Short		(172,053,035)
Net Value of Reference Entity – Goldman Sachs & Co.		$40,034,646

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2014, expiration dates of 12/10/14 to 5/19/16:
	Shares	Value
Reference Entity – Long
Australia
Ramsay Health Care Ltd.	6,784	$313,613
Canada
Celestica, Inc.	2,017	22,156
Dominion Diamond Corp.	2,570	35,960
Finning International, Inc.	2,276	58,765
Parex Resources, Inc.	12,244	112,223

		229,104
Denmark
Novo Nordisk A/S, Class B	3,760	169,962
France
BioMerieux	348	36,711
Ipsen SA	5,087	250,049

		286,760
Germany
Deutsche Post AG, Registered Shares	257	8,069
Duerr AG	4,662	327,479
Gerresheimer AG	1,149	63,933
K+S AG, Registered Shares	4,002	112,155
Kloeckner & Co. SE	24,249	284,853

		796,489
Hong Kong
Dah Sing Financial Holdings Ltd.	10,000	62,267
Hutchison Whampoa Ltd.	45,000	570,625
Kerry Properties Ltd.	71,000	243,560
Luk Fook Holdings International Ltd.	52,000	155,047
Orient Overseas International Ltd.	20,500	116,794
SJM Holdings Ltd.	57,000	120,475

		1,268,768
Italy
Parmalat SpA	721	2,167
Recordati SpA	14,110	244,141

		246,308
Japan
Daifuku Co. Ltd.	1,200	13,898
Dainippon Screen Manufacturing Co., Ltd.	36,000	196,218
DIC Corp.	22,000	45,089
Disco Corp.	6,600	450,511
Dowa Holdings Co., Ltd.	2,000	16,841

	Shares	Value
Reference Entity – Long
Japan (concluded)
Enplas Corp.	7,500	$283,684
FANUC Corp.	3,200	563,954
Fujitsu General Ltd.	1,000	12,518
Furukawa Electric Co. Ltd.	16,000	28,239
GS Yuasa Corp.	2,000	9,985
Hitachi Capital Corp.	400	9,887
Hoya Corp.	19,100	675,889
JTEKT Corp.	400	6,433
Keihin Corp.	20,300	256,471
Micronics Japan Co., Ltd.	100	5,090
MISUMI Group, Inc.	600	18,932
Mitsubishi Materials Corp.	87,000	272,302
Nachi-Fujikoshi Corp.	2,000	12,429
Nidec Corp.	7,100	469,116
Nifco, Inc.	1,100	34,855
Nissan Chemical Industries Ltd.	9,300	172,430
NSK Ltd.	1,000	13,098
Omron Corp.	1,300	61,535
OSG Corp.	3,800	61,964
Square Enix Holdings Co., Ltd.	14,100	290,182
Takata Corp.	900	11,761
TS Tech Co., Ltd.	9,100	223,665

		4,216,976
Netherlands
Arcadis NV	11,397	350,608
Koninklijke Philips Electronics NV	1,620	45,292
LyondellBasell Industries NV, Class A	2,658	243,553
Unilever NV CVA	24,854	963,302

		1,602,755
Norway
BW LPG Ltd.	19,890	188,523
Singapore
ComfortDelGro Corp. Ltd.	49,000	100,744
Flextronics International Ltd.	8,765	93,961
Indofood Agri Resources Ltd.	36,000	23,423
Wing Tai Holdings Ltd.	68,000	94,747

		312,875
Spain
Telefonica SA	41,324	621,830
Sweden
Telefonaktiebolaget LM Ericsson, Class B	14,715	173,878
Switzerland
DKSH Holding AG	2,697	199,415
EMS-Chemie Holding AG, Registered Shares	611	220,040

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Switzerland (concluded)
Kuoni Reisen Holding AG	744	$202,830

		622,285
United Kingdom
Inchcape PLC	26,462	294,795
Pace PLC	108,218	601,631
UBM PLC	51,876	472,867

		1,369,293
United States
Akamai Technologies, Inc.	3,661	220,758
Align Technology, Inc.	875	46,042
Aspen Technology, Inc.	21,143	780,811
BE Aerospace, Inc.	2,278	169,597
Benchmark Electronics, Inc.	15,317	363,319
The Boeing Co.	1,501	187,490
Brady Corp., Class A	5,757	137,247
Bunge Ltd.	5,247	465,146
Cabot Corp.	11,071	514,026
Cabot Microelectronics Corp.	10,210	492,428
Century Aluminum Co.	17,153	502,240
Columbia Sportswear Co.	5,421	208,925
CONMED Corp.	4,917	206,465
Cytec Industries, Inc.	3,066	142,968
Deckers Outdoor Corp.	4,719	412,724
Diodes, Inc.	2,605	67,287
The Dow Chemical Co.	6,538	322,977
Eastman Chemical Co.	1,314	106,145
eBay, Inc.	973	51,082
Exterran Holdings, Inc.	3,575	140,605
Flowserve Corp.	81	5,507
Fluor Corp.	14,690	974,535
Forum Energy Technologies, Inc.	14,674	400,600
Greatbatch, Inc.	5,207	261,339
Halliburton Co.	8,476	467,367
Hertz Global Holdings, Inc.	16,752	367,204
Houghton Mifflin Harcourt Co.	219	4,382
Huntsman Corp.	2,808	68,515
Hyster-Yale Materials Handling, Inc.	1,336	104,863
IAC/InterActiveCorp	88	5,957
Iconix Brand Group, Inc.	10,415	416,704
ICU Medical, Inc.	908	64,377
Ingram Micro, Inc., Class A	15,779	423,508
The Interpublic Group of Cos., Inc.	5,103	98,947
ITT Corp.	17,627	794,273
Jones Lang LaSalle, Inc.	784	106,005
Las Vegas Sands Corp.	6,410	399,087
Lear Corp.	127	11,747
LogMeIn, Inc.	3,852	185,089
Manpowergroup, Inc.	3,932	262,461
Meritor, Inc.	294	3,378

	Shares	Value
Reference Entity – Long
United States (concluded)
Methode Electronics, Inc.	245	$9,648
Micron Technology, Inc.	12,451	412,004
Movado Group, Inc.	138	4,871
Newfield Exploration Co.	23,561	768,324
NewMarket Corp.	187	72,558
ON Semiconductor Corp.	40,344	334,452
Penske Automotive Group, Inc.	4,645	210,140
Plantronics, Inc.	2,302	119,405
PPG Industries, Inc.	95	19,351
Premier, Inc., Class A	2,064	68,896
Progress Software Corp.	22,404	580,264
Rogers Corp.	2,318	158,482
Silicon Laboratories, Inc.	2,732	124,552
Syntel, Inc.	370	32,046
Taylor Morrison Home Corp., Class A	1,075	18,533
Tumi Holdings, Inc.	4,446	92,343
United Technologies Corp.	869	92,983
WABCO Holdings, Inc.	2,787	271,398
Western Digital Corp.	1,846	181,591
Zebra Technologies Corp., Class A	2,401	177,074

		14,713,042
Total Reference Entity – Long		27,132,461

Reference Entity – Short
Australia
Fortescue Metals Group Ltd.	(4,331)	(13,367)
New Hope Corp., Ltd.	(6,338)	(12,543)
Nufarm Ltd.	(1,190)	(5,192)

		(31,102)
Denmark
Auriga Industries A/S	(1,745)	(90,166)
FLSmidth & Co. A/S	(1,447)	(65,606)

		(155,772)
Finland
Outokumpu OYJ	(195,001)	(1,107,045)
France
Christian Dior SA	(52)	(9,198)
Edenred	(3,055)	(84,692)
Kering	(4,050)	(781,588)
Legrand SA	(5,828)	(313,670)

		(1,189,148)
Germany
Bayerische Motoren Werke AG	(181)	(14,514)
Dialog Semiconductor PLC	(1,704)	(58,842)
ElringKlinger AG	(6,882)	(210,506)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Germany (concluded)
Wacker Chemie AG	(3,789)	$(459,147)

		(743,009)
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	(79,200)	(110,168)
Esprit Holdings Ltd.	(25,000)	(31,317)
Henderson Land Development Co., Ltd.	(12,000)	(81,069)
Hong Kong & China Gas Co., Ltd.	(66,000)	(154,122)
Hong Kong Exchanges and Clearing Ltd.	(37,700)	(835,602)
Melco International Development Ltd.	(109,000)	(295,535)
PCCW Ltd.	(6,000)	(3,814)

		(1,511,627)
Italy
Prada SpA	(11,100)	(68,477)
Japan
Aeon Mall Co., Ltd.	(200)	(3,671)
Asahi Glass Co., Ltd.	(109,000)	(567,310)
Bridgestone Corp.	(700)	(23,392)
Chiyoda Corp.	(8,000)	(82,415)
Daihatsu Motor Co. Ltd.	(800)	(11,354)
FUJIFILM Holdings Corp.	(4,100)	(137,631)
Hino Motors, Ltd.	(13,400)	(196,083)
Japan Display, Inc.	(15,500)	(46,011)
The Japan Steel Works, Ltd.	(5,000)	(17,885)
Kansai Paint Co., Ltd.	(1,000)	(15,287)
Kirin Holdings Co., Ltd.	(5,800)	(75,196)
Mitsui Chemicals, Inc.	(1,000)	(2,897)
Mitsui Engineering & Shipbuilding Co. Ltd.	(84,000)	(182,613)
Nippon Paint Co., Ltd.	(18,000)	(408,732)
Nitto Denko Corp.	(13,500)	(730,134)
Pigeon Corp.	(300)	(18,701)
Rohm Co. Ltd.	(3,500)	(213,048)
Ryohin Keikaku Co., Ltd.	(600)	(81,019)
Shimadzu Corp.	(7,000)	(60,909)
Shinko Electric Industries Co., Ltd.	(5,800)	(33,680)
Sumco Corp.	(4,500)	(60,521)
Taiyo Yuden Co., Ltd.	(8,600)	(88,405)
Toyo Tire & Rubber Co., Ltd.	(11,600)	(191,356)
Yokogawa Electric Corp.	(11,500)	(159,999)

		(3,408,249)
Netherlands
Core Laboratories NV	(905)	(126,275)
Fugro NV	(9,654)	(133,319)

	Shares	Value
Reference Entity – Short
Netherlands (concluded)
SBM Offshore NV	(11,961)	$(149,715)

		(409,309)
Norway
Opera Software ASA	(108,223)	(1,355,278)
REC Silicon ASA	(102,134)	(40,833)

		(1,396,111)
Portugal
Jeronimo Martins SGPS SA	(18,765)	(164,224)
Sweden
SKF AB, -B Shares	(906)	(18,172)
Volvo AB, -B Shares	(19,585)	(226,019)

		(244,191)
Switzerland
Meyer Burger Technology AG	(66,553)	(561,416)
Transocean Ltd.	(24,381)	(726,156)
Transocean Ltd.	(7,569)	(225,783)

		(1,513,355)
United Kingdom
AVEVA Group PLC	(406)	(9,976)
British American Tobacco PLC	(7,754)	(439,478)
CNH Industrial NV	(3,507)	(28,618)
Hays PLC	(4,779)	(9,439)
HSBC Holdings PLC	(40,923)	(417,225)
IMI PLC	(10,092)	(197,628)
Ophir Energy PLC	(67,084)	(199,213)
Smiths Group PLC	(18,968)	(354,260)

		(1,655,837)
United States
Avery Dennison Corp.	(832)	(38,979)
Balchem Corp.	(1,135)	(73,434)
Bristol-Myers Squibb Co.	(1,731)	(100,727)
Cavium, Inc.	(1,272)	(65,266)
Cinemark Holdings, Inc.	(888)	(31,364)
The Coca-Cola Co.	(540)	(22,615)
Coty, Inc., Class A	(53,895)	(894,657)
Cray, Inc.	(11,615)	(402,576)
Cree, Inc.	(1,788)	(56,286)
DaVita HealthCare Partners, Inc.	(6,563)	(512,373)
DCT Industrial Trust, Inc.	(8,211)	(70,368)
Dealertrack Technologies, Inc.	(4,565)	(214,783)
Deere & Co.	(1,059)	(90,587)
Diebold, Inc.	(8,041)	(284,893)
FARO Technologies, Inc.	(503)	(28,168)
FEI Co.	(185)	(15,592)
Ferro Corp.	(928)	(12,175)
FleetCor Technologies, Inc.	(3,253)	(489,772)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (continued)
Franklin Electric Co., Inc.	(190)	$(7,095)
Franklin Resources, Inc.	(2,195)	(122,064)
Groupon, Inc.	(19,992)	(146,142)
Hecla Mining Co.	(6,874)	(14,985)
Hill-Rom Holdings, Inc.	(3,361)	(149,497)
Infinera Corp.	(11,513)	(167,284)
InterDigital, Inc.	(87)	(4,300)
Jabil Circuit, Inc.	(24,023)	(503,282)
JDS Uniphase Corp.	(29,220)	(393,301)
Joy Global, Inc.	(24,653)	(1,297,487)
Kansas City Southern	(3,556)	(436,641)
Live Nation Entertainment, Inc.	(1,557)	(40,482)
Marketo, Inc.	(232)	(7,487)
MicroStrategy, Inc., Class A	(44)	(7,079)
MKS Instruments, Inc.	(447)	(16,271)
Navistar International Corp.	(36,241)	(1,281,844)
NetSuite, Inc.	(936)	(101,706)
Palo Alto Networks, Inc.	(464)	(49,045)
Peabody Energy Corp.	(62,611)	(653,033)
Philip Morris International, Inc.	(3,018)	(268,632)
PriceSmart, Inc.	(456)	(40,598)
Red Hat, Inc.	(73)	(4,301)
Republic Services, Inc.	(2,785)	(106,944)
Roper Industries, Inc.	(1,464)	(231,751)
SEACOR Holdings, Inc.	(649)	(53,510)
Shutterstock, Inc.	(202)	(15,708)
Sotheby's	(12,350)	(489,801)
The Spectranetics Corp.	(6,895)	(219,054)
Spectrum Brands Holdings, Inc.	(296)	(26,815)
Symantec Corp.	(12,600)	(312,732)
TAL International Group, Inc.	(35,299)	(1,522,446)
Tempur Sealy International, Inc.	(9,781)	(514,872)
Teradata Corp.	(60)	(2,539)
Universal Display Corp.	(141)	(4,410)
UTi Worldwide, Inc.	(2,461)	(26,899)
Veeco Instruments, Inc.	(7,565)	(272,264)
The Western Union Co.	(16,622)	(281,909)
WP Carey, Inc.	(416)	(28,172)
WR Grace & Co.	(320)	(30,272)
Wynn Resorts Ltd.	(526)	(99,945)
Zendesk, Inc.	(972)	(25,272)
Zoetis, Inc.	(4,047)	(150,387)

		(13,532,873)
Total Reference Entity - Short		(27,130,329)
Net Value of Reference Entity – Goldman Sachs & Co.		$2,132

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2014, expiration dates of 10/09/14 to 11/03/17:
	Shares	Value
Reference Entity – Long
Brazil
AMBEV SA	143,200	$947,770
Banco do Brasil SA	3,000	33,573
BM&FBovespa SA	62,200	273,611
Cia de Transmissao de Energia Eletrica Paulista	6,097	94,657
Cia Energetica de Sao Paulo, Preference 'B' Shares	52,800	520,563
Cia Paranaense de Energia, Preference ‘B’ Shares	38,900	543,335
EDP - Energias do Brasil SA	81,400	317,663
Even Construtora e Incorporadora SA	47,000	101,667
JBS SA	359,700	1,604,054
Multiplus SA	26,400	370,233
Qualicorp SA	128,100	1,302,765
Randon Participacoes SA, Preference Shares	72,175	181,756
Telefonica Brasil SA - ADR	2,644	54,043
Vale SA, Preference Shares - ADR	93,928	822,809
Vale SA, Preference Shares	230,100	2,001,152

		9,169,651
China
Agricultural Bank of China Ltd., Class H	2,505,000	1,164,056
Anhui Conch Cement Co., Ltd., Class H	211,500	692,634
Anta Sports Products Ltd.	2,100,000	4,121,852
Beijing Capital International Airport Co. Ltd., Class H	650,000	477,069
BYD Electronic International Co., Ltd.	20,000	23,793
China Communications Construction Co. Ltd., Class H	683,000	524,328
China Communications Services Corp. Ltd., Class H	804,000	377,522
China Medical System Holdings, Ltd.	44,000	81,123
China Oilfield Services Ltd., Class H	408,000	852,738
China Railway Construction Corp. Ltd., Class H	1,956,500	2,055,489
China Railway Group Ltd., Class H	190,000	117,211
China Shenhua Energy Co. Ltd., Class H	132,000	372,047
China Vanke Co., Ltd., Class H	58,300	108,612

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
China (concluded)
Datang International Power Generation Co. Ltd., Class H	2,550,000	$1,335,422
Fosun International Ltd.	360,500	427,610
Greentown China Holdings Ltd.	67,000	69,720
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	80,000	273,416
Guangzhou R&F Properties Co. Ltd., Class H	1,494,800	1,630,374
Huaneng Power International, Inc., Class H	54,000	66,390
Industrial & Commercial Bank of China Ltd., Class H	931,000	618,147
Jiangsu Expressway Co. Ltd., Class H	370,000	413,302
Ping An Insurance Group Co. of China Ltd., Class H	49,500	404,649
Shanghai Industrial Holdings, Ltd.	41,000	126,416
Sino-Ocean Land Holdings Ltd.	274,500	156,951
Sinotrans Ltd., Class H	1,747,000	1,386,252
Tencent Holdings Ltd.	500	8,036
Zhejiang Expressway Co. Ltd., Class H	1,394,000	1,405,657

		19,290,816
Colombia
Cemex Latam Holdings SA	22,821	203,642
Hong Kong
China Merchants Holdings International Co. Ltd.	30,000	94,830
China Overseas Land & Investment Ltd.	1,496,000	4,340,545
China Power International Development Ltd.	2,103,000	949,972
China Resources Cement Holdings Ltd.	3,190,000	2,169,197
China Resources Land Ltd.	80,000	190,282
China Resources Power Holdings Co., Ltd.	240,000	698,555
China Travel International Inv HK	3,186,000	978,625
COSCO Pacific Ltd.	178,000	234,231
CSPC Pharmaceutical Group Ltd.	910,000	838,355
Franshion Properties China Ltd.	1,894,000	447,100
GOME Electrical Appliances Holding Ltd.	11,872,000	1,870,380
Guangdong Investment Ltd.	152,000	199,944
Hopewell Highway Infrastructure, Ltd.	91,000	43,893
Kingboard Chemical Holdings Ltd.	652,000	1,284,540
Shenzhen Investment Ltd.	2,540,000	733,662
Shimao Property Holdings Ltd.	251,000	540,211

	Shares	Value
Reference Entity – Long
Hong Kong (concluded)
Sino Biopharmaceutical Ltd.	792,000	$797,376
Yuexiu Property Co., Ltd.	3,912,560	721,597

		17,133,295
Hungary
MOL Hungarian Oil & Gas PLC	15,520	738,496
OTP Bank PLC	22,044	365,084

		1,103,580
Indonesia
Matahari Putra Prima Tbk PT	2,516,500	655,224
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,126,700	342,384
Telekomunikasi Indonesia Persero Tbk PT	357,500	81,419

		1,079,027
Malaysia
British American Tobacco Malaysia Bhd	14,200	300,242
Lafarge Malayan Cement Bhd	99,700	317,658

		617,900
Mexico
Grupo Aeroportuario del Pacifico SAB de C.V., ADR	10,429	710,736
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	18,188	123,745
Grupo Bimbo SAB de C.V., Series A	341,342	998,456
Promotora y Operadora de Infraestructura SAB de C.V.	181,447	2,492,593
Wal-Mart de Mexico SAB de C.V., Series V	273,000	631,096

		4,956,626
Peru
Southern Copper Corp.	4,424	127,323
Philippines
Globe Telecom, Inc.	9,850	369,842
Universal Robina Corp.	192,260	796,381

		1,166,223
Poland
Tauron Polska Energia SA	1,203,439	1,879,565
Qatar
Qatar National Bank	16,181	954,492
Russia
Rostelecom OJSC	7	17

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
South Africa
Bidvest Group Ltd.	43,281	$1,191,166
Clicks Group, Ltd.	53,838	366,575
Coronation Fund Managers Ltd.	12,372	107,122
FirstRand Ltd.	581,656	2,491,421
Kumba Iron Ore Ltd.	11,595	290,966
Liberty Holdings Ltd.	11,438	132,361
Life Healthcare Group Holdings Ltd.	78,366	296,349
Mediclinic International Ltd.	39,839	356,156
MMI Holdings Ltd.	163,409	417,701
Mondi Ltd.	19,805	331,658
Naspers Ltd., Class N	1,267	158,032
Netcare Ltd.	167,600	507,055
Sanlam Ltd.	126,731	800,818
Sibanye Gold Ltd.	237,334	447,181

		7,894,561
South Korea
Amorepacific Corp.	446	957,669
Amorepacific Group	2,048	2,265,923
Cell Biotech Co., Ltd.	5,220	278,382
Daesang Corp.	7,512	291,796
Doosan Infracore Co., Ltd.	25,491	257,980
GS Home Shopping, Inc.	1,023	206,307
Hana Financial Group, Inc.	6,091	210,930
Hyundai Steel Co.	8,545	544,607
InBody Co., Ltd.	4,999	139,483
Industrial Bank of Korea	93,486	1,367,075
Kangwon Land, Inc.	34,135	1,116,227
Korea Electric Power Corp.	3,733	163,863
KT Skylife Co., Ltd.	67,340	1,224,465
KT Submarine Co., Ltd.	25,990	168,906
LG Corp.	3,832	228,004
LG Electronics, Inc.	2,493	152,252
LG Innotek Co., Ltd.	652	51,409
Lotte Confectionery Co., Ltd.	38	68,336
Lotte Food Co., Ltd.	149	92,573
LS Corp.	10,289	576,117
Medy-Tox, Inc.	2,223	517,919
NAVER Corp.	778	550,530
Poongsan Corp.	30,030	743,023
S-1 Corp.	8,942	622,677
SK C&C Co., Ltd.	9,500	2,155,842
SK Networks Co., Ltd.	172,230	1,766,929
SK Telecom Co., Ltd., ADR	7,912	219,875
SKC Co., Ltd.	16,033	411,932
SundayToz Corp.	50,023	941,708
Sungwoo Hitech Co., Ltd.	17,884	257,798

		18,550,537
Taiwan
Asia Cement Corp.	898,080	1,159,375

	Shares	Value
Reference Entity – Long
Taiwan (concluded)
Chicony Electronics Co., Ltd.	124,000	$357,087
Chimei Materials Technology Corp.	411,600	451,395
China Steel Chemical Corp.	36,000	196,086
Compal Electronics, Inc.	717,000	529,947
CTCI Corp.	198,000	323,703
Delta Electronics, Inc.	524,000	3,143,577
Elan Microelectronics Corp.	51,000	80,975
Elite Advanced Laser Corp.	288,000	905,613
Far Eastern Department Stores Ltd.	642,192	580,675
Innolux Corp.	121,000	55,296
King Yuan Electronics Co., Ltd.	1,364,000	1,080,622
Largan Precision Co., Ltd.	43,000	3,020,720
PChome Online, Inc.	42,000	426,135
Pegatron Corp.	77,000	140,332
President Chain Store Corp.	25,000	187,280
Realtek Semiconductor Corp.	579,150	1,919,715
Shin Kong Financial Holding Co., Ltd.	1,913,000	581,045
Sitronix Technology Corp.	46,000	111,224
Taiwan Cement Corp.	206,000	315,126
Taiwan Semiconductor Manufacturing Co. Ltd.	268,000	1,161,745
Taiwan Union Technology Corp.	167,000	138,820
Transcend Information, Inc.	24,000	81,090
Unity Opto Technology Co., Ltd.	254,000	224,435
Win Semiconductors Corp.	611,000	551,263
Wistron Corp.	2,506,000	2,632,843
Yeong Guan Energy Technology Group Co., Ltd.	17,000	68,434
Yuanta Financial Holding Co., Ltd.	1,104,775	556,504

		20,981,062
Thailand
BTS Group Holdings PCL	2,290,100	724,226
Jasmine International PCL, Foreign Registered Shares	4,099,100	937,620
PTT Exploration & Production PCL, Foreign Registered Shares	30,800	138,539
Quality Houses PCL, Foreign Registered Shares	5,364,600	708,252
Thai Union Frozen Products PCL, Foreign Registered Shares	843,200	1,928,720

		4,437,357
Turkey
Goodyear Lastikleri TAS	4,420	188,256
GSD Holding	108,443	69,741
Haci Omer Sabanci Holding AS	523,257	2,387,026
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	472,873	527,435
KOC Holding AS	66,477	338,888

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Turkey (concluded)
Migros Ticaret AS	13,735	$127,394
Pegasus Hava Tasimaciligi AS	10,366	133,284
TAV Havalimanlari Holding AS	88,794	744,898
Turk Telekomunikasyon AS	248,287	713,208

		5,230,130
United Kingdom
Old Mutual PLC	569,985	1,769,188
United States
The AES Corp.	250,883	3,529,924
Total Reference Entity – Long		120,074,916

Reference Entity – Short
Brazil
Aliansce Shopping Centers SA	(109,600)	(805,004)
Braskem SA - ADR	(43,260)	(634,624)
Cia Hering	(80,700)	(814,197)
Cia Siderurgica Nacional SA, ADR	(143,360)	(470,221)
Cosan Logistica SA	(34,700)	(58,116)
Cosan SA Industria e Comercio	(20,600)	(287,564)
Duratex SA	(18,480)	(66,375)
Equatorial Energia SA	(504,152)	(5,143,453)
Klabin SA	(74,500)	(368,306)
Marcopolo SA, Preference Shares	(52,600)	(90,005)
Mills Estruturas e Servicos de Engenharia SA	(27,400)	(178,583)
Smiles SA	(201,187)	(3,475,041)
Suzano Papel e Celulose SA, Preference 'A' Shares	(638,541)	(2,695,484)

		(15,086,973)
China
Airtac International Group	(2,000)	(14,623)
Aluminum Corp. of China Ltd., Class H	(608,000)	(270,646)
AviChina Industry & Technology Co., Ltd., Class H	(360,000)	(274,219)
Biostime International Holdings, Ltd.	(39,500)	(89,440)
Byd Co., Ltd.	(62,500)	(397,044)
China Coal Energy Co., Ltd.	(1,136,000)	(695,928)
China COSCO Holdings Co., Ltd., Class H	(503,500)	(226,099)
China Eastern Airlines Corp., Ltd., Class H, Class H	(554,000)	(210,929)
China Longyuan Power Group Corp., Class H	(3,000)	(3,199)

	Shares	Value
Reference Entity – Short
China (concluded)
China Molybdenum Co., Ltd., Class H	(367,000)	$(218,842)
China Shanshui Cement Group, Ltd.	(131,000)	(48,381)
China Shipping Container Lines Co., Ltd., Class H	(14,342,000)	(4,090,280)
China Shipping Development Co., Ltd., Class H	(1,826,000)	(1,201,876)
CITIC Securities Co., Ltd.	(162,500)	(405,463)
CSR Corp., Ltd., Class H	(320,000)	(325,564)
First Tractor Co., Ltd., Class H	(86,000)	(55,066)
Haitian International Holdings, Ltd.	(289,000)	(619,927)
Hengan International Group Co., Ltd.	(17,500)	(184,463)
Hilong Holding Ltd.	(240,000)	(77,984)
Lenovo Group Ltd.	(86,000)	(126,764)
Semiconductor Manufacturing International Corp.	(10,425,000)	(1,080,831)
Shui On Land Ltd.	(298,500)	(68,144)
SOHO China Ltd.	(344,500)	(252,797)
Sunac China Holdings, Ltd.	(571,000)	(494,400)
Sunny Optical Technology Group Co., Ltd.	(58,000)	(93,857)
Tsingtao Brewery Co., Ltd., Class H	(4,000)	(29,569)
Want Want China Holdings Ltd.	(866,000)	(1,182,582)
Weichai Power Co., Ltd., Class H	(32,000)	(122,838)
Yanzhou Coal Mining Co., Ltd., Class H	(1,432,000)	(1,210,890)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	(175,800)	(84,569)

		(14,157,214)
Czech Republic
CEZ	(91,397)	(2,528,239)
Hong Kong
Beijing Enterprises Water Group Ltd.	(624,000)	(446,781)
China Agri-Industries Holdings Ltd.	(2,623,000)	(1,002,099)
China Everbright International Ltd.	(54,000)	(74,559)
China High Speed Transmission Equipment Group Co., Ltd.	(167,000)	(131,647)
China Mengniu Dairy Co., Ltd.	(378,000)	(1,669,702)
China Resources Enterprise Ltd.	(8,002)	(19,033)
Hutchison Harbour Ring, Ltd.	(844,000)	(77,306)
Kunlun Energy Co., Ltd.	(3,986,000)	(5,291,074)

		(8,712,201)
Malta
Brait SE	(728,120)	(5,473,045)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Mexico
Alsea SAB de C.V.	(27,886)	$(87,098)
Bolsa Mexicana de Valores SAB de C.V.	(116,200)	(243,941)
Cemex SAB de C.V. - ADR	(60,292)	(741,592)
Empresas ICA SAB de C.V.	(78,400)	(139,552)
Fibra Uno Administracion SA de C.V.	(56,200)	(195,315)
Infraestructura Energetica Nova SAB de C.V.	(63,500)	(388,651)
Minera Frisco SAB de C.V., Series A-1	(198,800)	(353,718)

		(2,149,867)
Poland
Eurocash SA	(36,633)	(360,161)
Jastrzebska Spolka Weglowa SA	(13,831)	(118,858)

		(479,019)
South Africa
Aspen Pharmacare Holdings Ltd.	(174,787)	(6,244,468)
Discovery Holdings Ltd.	(51,370)	(467,740)
Growthpoint Properties Ltd.	(33,798)	(82,056)
Harmony Gold Mining Co., Ltd., ADR	(270,578)	(438,336)
Impala Platinum Holdings Ltd.	(5,692)	(41,516)
Nampak Ltd.	(63,770)	(260,052)
RMB Holdings Ltd.	(19,926)	(110,717)
Tiger Brands Ltd.	(3,425)	(103,089)

		(7,747,974)
South Korea
Daewoo Engineering & Construction Co., Ltd.	(72,037)	(441,700)
Doosan Corp.	(11,745)	(1,220,089)
Doosan Heavy Industries & Construction Co., Ltd.	(6,272)	(137,813)
Eo Technics Co., Ltd.	(3,906)	(403,925)
Hyundai Heavy Industries Co., Ltd.	(18,973)	(1,762,840)
OCI Co., Ltd.	(15,678)	(1,353,282)
Orion Corp/Republic of Korea	(484)	(373,051)
S-Oil Corp.	(1,429)	(54,287)
Samsung Electro-Mechanics Co., Ltd.	(88,843)	(4,051,783)
Samsung Securities Co., Ltd.	(12,120)	(542,995)

	Shares	Value
Reference Entity – Short
South Korea (concluded)
Shinsegae Co., Ltd.	(3,816)	$(707,893)

		(11,049,658)
Taiwan
Chang Hwa Commercial Bank	(783,360)	(493,902)
China Petrochemical Development Corp.	(307,000)	(97,158)
China Steel Corp.	(2,419,400)	(2,087,267)
E.Sun Financial Holding Co., Ltd.	(95,000)	(60,171)
Eclat Textile Co., Ltd.	(48,280)	(460,552)
Epistar Corp.	(754,000)	(1,363,461)
Formosa Chemicals & Fibre Corp.	(32,000)	(74,509)
Formosa Petrochemical Corp.	(243,000)	(570,399)
Hermes Microvision, Inc.	(6,000)	(282,145)
Highwealth Construction Corp.	(118,000)	(204,228)
Hiwin Technologies Corp.	(80,330)	(635,539)
Motech Industries, Inc.	(48,000)	(59,345)
Ruentex Development Co., Ltd.	(351,000)	(523,961)
Ruentex Industries, Ltd.	(165,000)	(352,734)
Synnex Technology International Corp.	(90,000)	(126,527)
Taishin Financial Holding Co., Ltd.	(441,000)	(210,372)
Taiwan Fertilizer Co., Ltd.	(52,000)	(92,254)
Taiwan Mobile Co., Ltd.	(115,000)	(373,169)
TPK Holding Co., Ltd.	(11,000)	(64,937)
Tripod Technology Corp.	(12,000)	(22,461)

		(8,155,091)
Thailand
CP ALL PCL	(398,200)	(556,282)
Siam Commercial Bank PCL	(32,400)	(176,573)

		(732,855)
Turkey
BIM Birlesik Magazalar	(192,095)	(4,388,269)
Turkcell Iletisim Hizmetleri AS - ADR	(131,574)	(1,924,928)

		(6,313,197)
Total Reference Entity – Short		(82,585,333)
Net Value of Reference Entity – Morgan Stanley & Co., Inc.		$37,489,583

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2014, expiration date 3/01/16:
	Shares	Value
Reference Entity – Long
Australia
Ramsay Health Care Ltd.	16,323	$754,585
Belgium
EVS Broadcast Equipment SA	59	1,912
Canada
Celestica, Inc.	1,311	14,400
Dominion Diamond Corp.	4,148	58,040
Finning International, Inc.	2,854	73,689
Parex Resources, Inc.	9,018	82,655

		228,784
Denmark
Novo Nordisk A/S, Class B	3,233	146,140
France
Ipsen SA	4,851	238,449
Sanofi	2,865	259,970
Teleperformance	462	29,113

		527,532
Germany
Beiersdorf AG	602	48,810
Deutsche Post AG, Registered Shares	1,434	45,156
Duerr AG	10,683	750,419
Gerresheimer AG	1,236	68,773
Henkel AG & Co. KGaA, Preference Shares	38	3,761
Kloeckner & Co. SE	52,148	612,583

		1,529,502
Hong Kong
Dah Sing Financial Holdings Ltd.	4,400	27,397
Hutchison Whampoa Ltd.	82,000	1,039,806
Kerry Properties Ltd.	80,000	274,434
Luk Fook Holdings International Ltd.	58,000	172,938
New World Development Co. Ltd.	83,000	104,332
Orient Overseas International Ltd.	4,000	22,789
SJM Holdings Ltd.	366,000	773,574

		2,415,270
Ireland
Weatherford International PLC	28,730	471,747
Italy
Parmalat SpA	1,166	3,504

	Shares	Value
Reference Entity – Long
Italy (concluded)
Recordati SpA	12,827	$221,941

		225,445
Japan
Daifuku Co. Ltd.	3,000	34,746
Dainippon Screen Manufacturing Co., Ltd.	31,000	168,965
DIC Corp.	10,000	20,495
Disco Corp.	4,800	327,644
Dowa Holdings Co., Ltd.	4,000	33,683
Enplas Corp.	3,700	139,951
FANUC Corp.	5,400	951,673
Fujitsu General Ltd.	1,000	12,518
Furukawa Electric Co., Ltd.	16,000	28,239
GS Yuasa Corp.	3,000	14,978
Hitachi Capital Corp.	500	12,359
Hitachi Metals Ltd.	5,000	84,414
Hoya Corp.	7,300	258,324
Keihin Corp.	24,400	308,270
MISUMI Group, Inc.	1,200	37,865
Mitsubishi Electric Corp.	52,000	670,477
Mitsubishi Materials Corp.	66,000	206,574
Nidec Corp.	8,200	541,796
Nifco, Inc.	2,200	69,711
Nissan Chemical Industries Ltd.	2,900	53,768
NSK Ltd.	5,000	65,490
OSG Corp.	2,100	34,243
Square Enix Holdings Co., Ltd.	11,600	238,731
Takata Corp.	1,100	14,375
TS Tech Co., Ltd.	12,900	317,064
Yamaha Motor Co., Ltd.	300	5,675

		4,652,028
Netherlands
Arcadis NV	19,990	614,956
LyondellBasell Industries NV, Class A	12,081	1,106,982
NXP Semiconductor NV	5,012	344,124
TNT Express NV	2,173	12,631
Unilever NV CVA	12,977	502,968

		2,581,661
Norway
BW LPG Ltd.	28,508	270,207
Singapore
ComfortDelGro Corp. Ltd.	47,000	96,632
Indofood Agri Resources Ltd.	4,000	2,603
Venture Corp. Ltd.	33,000	198,772
Wilmar International Ltd.	4,000	9,971

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Singapore (concluded)
Wing Tai Holdings, Ltd.	89,000	$124,007

		431,985
Spain
Gamesa Corp. Tecnologica SA	41,877	413,453
Indra Sistemas SA	4,781	52,817
Inmobiliaria Colonial SA	3,523	2,486
Telefonica SA	27,052	407,070

		875,826
Sweden
Telefonaktiebolaget LM Ericsson, Class B	11,585	136,893
Switzerland
DKSH Holding AG	3,274	242,078
EMS-Chemie Holding AG, Registered Shares	77	27,730
Kuoni Reisen Holding AG	283	77,152

		346,960
United Kingdom
Inchcape PLC	37,199	414,408
Pace PLC	106,460	591,858
UBM PLC	37,278	339,801

		1,346,067
United States
Akamai Technologies, Inc.	6,516	392,915
Align Technology, Inc.	1,454	76,509
Archer-Daniels-Midland Co.	1,248	58,656
Aspen Technology, Inc.	15,357	567,134
BE Aerospace, Inc.	1,258	93,658
Benchmark Electronics, Inc.	20,098	476,724
Brady Corp., Class A	3,658	87,207
Bunge Ltd.	10,175	902,014
Cabot Corp.	9,181	426,274
Cabot Microelectronics Corp.	18,556	894,956
Cameron International Corp.	8,593	511,713
Century Aluminum Co.	21,647	633,824
Ciena Corp.	3,701	62,029
Columbia Sportswear Co.	4,679	180,329
CONMED Corp.	11,113	466,635
Cytec Industries, Inc.	1,102	51,386
Deckers Outdoor Corp.	2,637	230,632
Diodes, Inc.	2,990	77,232
The Dow Chemical Co.	6,117	302,180
Eastman Chemical Co.	9,508	768,056
eBay, Inc.	2,323	121,957
Exterran Holdings, Inc.	1,522	59,860
Flowserve Corp.	423	28,760
Fluor Corp.	5,641	374,224

	Shares	Value
Reference Entity – Long
United States (concluded)
Forum Energy Technologies, Inc.	9,304	$253,999
Greatbatch, Inc.	4,605	231,125
Hertz Global Holdings, Inc.	11,801	258,678
Houghton Mifflin Harcourt Co.	308	6,163
Huntsman Corp.	295	7,198
Hyster-Yale Materials Handling, Inc.	1,714	134,532
Iconix Brand Group, Inc.	7,897	315,959
ICU Medical, Inc.	4,531	321,248
Ingram Micro, Inc., Class A	17,069	458,132
The Interpublic Group of Cos., Inc.	7,024	136,195
ITT Corp.	18,796	846,948
Jones Lang LaSalle, Inc.	112	15,143
Lear Corp.	880	81,400
Linear Technology Corp.	2,718	116,439
Littelfuse, Inc.	132	12,875
LogMeIn, Inc.	5,108	245,439
Manpowergroup, Inc.	22,220	1,483,185
MeadWestvaco Corp.	88	3,887
Methode Electronics, Inc.	241	9,491
Newfield Exploration Co.	10,764	351,014
Penske Automotive Group, Inc.	3,441	155,671
Plantronics, Inc.	2,684	139,219
Premier, Inc., Class A	2,543	84,885
Progress Software Corp.	16,947	438,927
Rogers Corp.	3,822	261,310
Semtech Corp.	1,368	34,720
Silicon Laboratories, Inc.	2,409	109,826
Syntel, Inc.	1,817	157,370
Taylor Morrison Home Corp., Class A	874	15,068
TripAdvisor, Inc.	1,401	124,213
Tumi Holdings, Inc.	2,961	61,500
United Technologies Corp.	90	9,630
Visteon Corp.	74	6,949
WABCO Holdings, Inc.	3,720	362,254
Western Digital Corp.	6,534	642,750
Zebra Technologies Corp., Class A	2,089	154,064

		15,892,270
Total Reference Entity – Long		32,834,814

Reference Entity – Short
Australia
BHP Billiton PLC	(13,823)	(357,139)
BHP Billiton Ltd.	(656)	(19,626)
Fortescue Metals Group Ltd.	(5,305)	(16,373)
Nufarm Ltd.	(6,838)	(29,833)
OZ Minerals Ltd.	(797)	(2,739)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 16

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Australia (concluded)
Woodside Petroleum, Ltd.	(2,764)	$(98,178)

		(523,888)
Canada
Teck Resources, Ltd.	(20,977)	(331,485)
Denmark
Auriga Industries A/S	(272)	(14,055)
Finland
Outokumpu OYJ	(26,531)	(150,620)
France
Bureau Veritas SA	(2,057)	(50,878)
Christian Dior SA	(123)	(21,765)
Edenred	(3,412)	(94,588)
Kering	(2,689)	(518,936)
Legrand SA	(174)	(9,365)

		(695,532)
Germany
Bayerische Motoren Werke AG	(493)	(39,531)
Dialog Semiconductor PLC	(1,126)	(38,883)
ElringKlinger AG	(8,032)	(245,682)

		(324,096)
Hong Kong
Esprit Holdings Ltd.	(91,500)	(114,620)
Henderson Land Development Co., Ltd.	(15,000)	(101,337)
Hong Kong & China Gas Co., Ltd.	(80,700)	(188,449)
Hong Kong Exchanges & Clearing Ltd.	(11,700)	(259,325)
Jardine Strategic Holdings Ltd.	(500)	(17,823)
Melco International Development Ltd.	(71,000)	(192,504)
PCCW Ltd.	(11,000)	(6,993)

		(881,051)
Italy
Prada SpA	(2,800)	(17,273)
Japan
AEON Financial Service Co., Ltd.	(300)	(6,135)
Aeon Mall Co., Ltd.	(1,700)	(31,205)
Asahi Glass Co., Ltd.	(167,000)	(869,182)
Bridgestone Corp.	(5,200)	(173,772)
Chiyoda Corp.	(9,000)	(92,716)
Daihatsu Motor Co. Ltd.	(5,500)	(78,061)
FUJIFILM Holdings Corp.	(9,900)	(332,329)
Hino Motors, Ltd.	(15,700)	(229,739)
Isuzu Motors, Ltd.	(3,900)	(50,885)
Japan Display, Inc.	(28,100)	(83,413)
The Japan Steel Works, Ltd.	(6,000)	(21,462)

	Shares	Value
Reference Entity – Short
Japan (concluded)
Kirin Holdings Co., Ltd.	(34,000)	$(440,803)
Mitsui Engineering & Shipbuilding Co. Ltd.	(198,000)	(430,446)
Nikkiso Co., Ltd.	(2,800)	(28,960)
Nippon Electric Glass Co. Ltd.	(77,000)	(358,053)
Nippon Paint Co., Ltd.	(33,000)	(749,342)
Nitto Denko Corp.	(7,000)	(378,588)
Rohm Co. Ltd.	(8,100)	(493,053)
Ryohin Keikaku Co., Ltd.	(600)	(81,019)
Sanken Electric Co., Ltd.	(10,000)	(78,540)
Seiko Epson Corp.	(5,200)	(241,305)
Shimadzu Corp.	(6,000)	(52,208)
Shinko Electric Industries Co., Ltd.	(5,200)	(30,196)
Showa Denko KK	(58,000)	(76,753)
Stanley Electric Co., Ltd.	(3,500)	(71,157)
Taiyo Yuden Co., Ltd.	(33,000)	(339,227)
Toyo Tire & Rubber Co., Ltd.	(35,700)	(588,915)
Yokogawa Electric Corp.	(6,300)	(87,652)

		(6,495,116)
Netherlands
Core Laboratories NV	(4,470)	(623,699)
SBM Offshore NV	(29,566)	(370,077)

		(993,776)
Norway
REC Silicon ASA	(543,400)	(217,249)
Portugal
Jeronimo Martins SGPS SA	(17,718)	(155,061)
Sweden
SKF AB, - B Shares	(5,307)	(106,445)
Volvo AB, - B Shares	(60,557)	(698,854)

		(805,299)
Switzerland
Clariant AG	(8,780)	(153,150)
Meyer Burger Technology AG	(10,727)	(90,489)
SGS SA	(70)	(153,896)

		(397,535)
United Kingdom
AVEVA Group PLC	(351)	(8,625)
British American Tobacco PLC	(6,212)	(352,081)
Croda International PLC	(1,179)	(43,347)
Hays PLC	(10,487)	(20,712)
IMI PLC	(34,045)	(666,693)
Informa PLC	(1,496)	(11,533)
Ophir Energy PLC	(49,351)	(146,553)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United Kingdom (concluded)
Rotork PLC	(234)	$(9,592)

		(1,259,136)
United States
AMETEK, Inc.	(273)	(14,237)
Avery Dennison Corp.	(24,558)	(1,150,542)
Balchem Corp.	(1,928)	(124,742)
Bristol-Myers Squibb Co.	(1,361)	(79,197)
CACI International, Inc., Class A	(621)	(51,102)
Cavium, Inc.	(2,405)	(123,401)
Chart Industries, Inc.	(1,310)	(60,980)
Cinemark Holdings, Inc.	(1,762)	(62,234)
The Coca-Cola Co.	(27,372)	(1,146,339)
Coty, Inc., Class A	(37,563)	(623,546)
Cray, Inc.	(5,494)	(190,422)
DaVita HealthCare Partners, Inc.	(3,633)	(283,628)
DCT Industrial Trust, Inc.	(274)	(2,348)
Dealertrack Technologies, Inc.	(8,730)	(410,747)
Deere & Co.	(5,921)	(506,482)
Diebold, Inc.	(37,581)	(1,331,495)
FARO Technologies, Inc.	(1,147)	(64,232)
FEI Co.	(83)	(6,995)
Ferro Corp.	(5,279)	(69,260)
First Cash Financial Services, Inc.	(799)	(47,205)
FleetCor Technologies, Inc.	(6,890)	(1,037,358)
Franklin Resources, Inc.	(4,638)	(257,919)
GATX Corp.	(9,563)	(606,294)
General Mills, Inc.	(371)	(19,277)
Groupon, Inc.	(33,610)	(245,689)
Guess?, Inc.	(1,739)	(38,554)
Hill-Rom Holdings, Inc.	(5,363)	(238,546)
Hillenbrand, Inc.	(1,280)	(42,611)
Hornbeck Offshore Services, Inc.	(14,885)	(456,374)
Infinera Corp.	(3,397)	(49,358)
Innophos Holdings, Inc.	(112)	(6,384)
InterDigital, Inc.	(763)	(37,715)
Jabil Circuit, Inc.	(42,094)	(881,869)
JDS Uniphase Corp.	(31,198)	(419,925)

	Shares	Value
Reference Entity – Short
United States (concluded)
John Wiley & Sons, Inc., Class A	(5,699)	$(332,765)
Kansas City Southern	(3,643)	(447,324)
KBR, Inc.	(563)	(10,742)
Kellogg Co.	(1,437)	(91,911)
Live Nation Entertainment, Inc.	(1,227)	(31,902)
Marketo, Inc.	(4,695)	(151,508)
MicroStrategy, Inc., Class A	(16)	(2,574)
Minerals Technologies, Inc.	(38)	(2,915)
The Mosaic Co.	(588)	(26,054)
NetSuite, Inc.	(669)	(72,694)
Pall Corp.	(39)	(3,565)
Palo Alto Networks, Inc.	(1,156)	(122,189)
Philip Morris International, Inc.	(7,122)	(633,929)
PriceSmart, Inc.	(660)	(58,760)
Red Hat, Inc.	(523)	(30,815)
Republic Services, Inc.	(4,458)	(171,187)
Roper Industries, Inc.	(8,532)	(1,350,616)
Royal Caribbean Cruises Ltd.	(2,109)	(143,349)
Sabre Corp.	(5,064)	(87,101)
SEACOR Holdings, Inc.	(1,249)	(102,980)
Sotheby's	(15,161)	(601,285)
The Spectranetics Corp.	(14,358)	(456,154)
Spectrum Brands Holdings, Inc.	(552)	(50,006)
SunEdison, Inc.	(40,152)	(783,366)
Symantec Corp.	(8,539)	(211,938)
TAL International Group, Inc.	(4,847)	(209,051)
Tempur Sealy International, Inc.	(6,898)	(363,111)
Teradata Corp.	(17,754)	(751,349)
UTi Worldwide, Inc.	(237)	(2,590)
Veeco Instruments, Inc.	(6,746)	(242,789)
The Western Union Co.	(45,468)	(771,137)
WP Carey, Inc.	(2,780)	(188,262)
WR Grace & Co.	(565)	(53,449)
Wynn Resorts Ltd.	(115)	(21,851)
Xylem, Inc.	(602)	(21,889)
Zoetis, Inc.	(3,370)	(125,228)

		(19,415,342)
Total Reference Entity – Short		(32,676,514)
Net Value of Reference Entity – Morgan Stanley & Co., Inc.		$158,300

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 18

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2014, expiration date 3/19/15:
	Shares	Value
Reference Entity – Long
Brazil
AES Tiete SA, Preference Shares	83,600	$631,243
Banco do Brasil SA	7,100	79,456
Bradespar SA, Preference Shares	64,700	437,095
Cia Energetica de Minas Gerais, ADR	48,707	281,526
Cia Energetica de Sao Paulo, Preference 'B' Shares	229,382	2,261,513
Cia Paranaense de Energia, Preference B Shares	9,400	131,294
Cyrela Brazil Realty SA	18,600	92,478
EDP - Energias do Brasil SA	134,500	524,886
Itau Unibanco Holding SA, Preference Shares	44,900	665,917
JBS SA	253,400	1,130,017
Metalurgica Gerdau SA, Preference Shares	88,600	479,131
MRV Engenharia e Participacoes SA	53,100	175,721
Multiplus SA	100,560	1,410,251
Qualicorp SA	42,800	435,272
Vale SA, Preference Shares - ADR	393,035	3,442,987
Vale SA, Preference Shares	143,300	1,246,263
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,200	308,235

		13,733,285
China
Agricultural Bank of China Ltd., Class H	1,819,000	845,277
Anhui Conch Cement Co., Ltd., Class H	335,500	1,098,716
Anhui Expressway Co., Ltd., Class H	82,000	49,916
Anta Sports Products Ltd.	262,000	514,250
Bank of China Ltd., Class H	1,127,000	539,440
Bank of Communications Co. Ltd., Class H	201,000	150,712
Beijing Capital International Airport Co. Ltd., Class H	406,000	297,984
BYD Electronic International Co., Ltd.	47,500	56,510
China Cinda Asset Management Co., Ltd.	668,000	316,155
China CNR Corp., Ltd.	1,395,500	1,378,378
China Communications Construction Co. Ltd., Class H	2,640,000	2,026,683

	Shares	Value
Reference Entity – Long
China (concluded)
China Construction Bank Corp., Class H	537,000	$400,655
China Medical System Holdings Ltd.	1,293,000	2,383,899
China Oilfield Services Ltd., Class H	2,850,000	5,956,626
China Railway Construction Corp. Ltd., Class H	1,341,000	1,408,848
China Railway Group Ltd., Class H	3,047,000	1,879,702
China Shenhua Energy Co. Ltd., Class H	61,500	173,340
Datang International Power Generation Co. Ltd., Class H	984,000	515,316
Dongfeng Motor Group Co. Ltd., Class H	30,000	46,394
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	18,000	61,519
Guangzhou R&F Properties Co. Ltd., Class H	231,200	252,169
Huaneng Power International, Inc., Class H	650,000	799,136
Industrial & Commercial Bank of China Ltd., Class H	310,000	205,828
Longfor Properties Co. Ltd.	88,500	102,663
Ping An Insurance Group Co. of China Ltd., Class H	145,000	1,185,336
Shanghai Industrial Holdings Ltd.	250,000	770,831
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	429,900	1,075,844
Shenzhen Expressway Co., Ltd.	496,000	317,328
Sino-Ocean Land Holdings Ltd.	238,500	136,367
Sinopharm Group Co. Ltd., Class H	32,800	128,136
Tencent Holdings Ltd.	2,900	46,610
Zhejiang Expressway Co., Ltd., Class H	1,236,000	1,246,336

		26,366,904
Hong Kong
China Overseas Land & Investment Ltd.	572,000	1,659,620
China Power International Development Ltd.	6,687,000	3,020,667
China Resources Cement Holdings Ltd.	3,044,000	2,069,917
China Resources Land Ltd.	1,312,000	3,120,623
China Resources Power Holdings Co., Ltd.	70,000	203,745
China Travel International Inv HK	1,752,000	538,151
COSCO Pacific Ltd.	1,238,000	1,629,090
CSPC Pharmaceutical Group Ltd.	1,228,000	1,131,319
Franshion Properties China Ltd.	1,536,000	362,590

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Hong Kong (concluded)
GOME Electrical Appliances Holding Ltd.	3,656,000	$575,987
Guangdong Investment Ltd.	170,000	223,622
Kingboard Chemical Holdings Ltd.	574,000	1,130,868
Shenzhen International Holdings Ltd.	188,000	298,778
Shenzhen Investment Ltd.	5,032,000	1,453,460
Shimao Property Holdings Ltd.	1,249,000	2,688,142
Sino Biopharmaceutical Ltd.	104,000	104,706

		20,211,285
Hungary
MOL Hungarian Oil & Gas PLC	8,375	398,511
OTP Bank PLC	23,099	382,557

		781,068
Indonesia
Indofood Sukses Makmur Tbk PT	1,449,200	818,562
Matahari Putra Prima Tbk PT	1,595,700	415,474
Telekomunikasi Indonesia Persero Tbk PT	11,995,000	2,731,829

		3,965,865
Malaysia
British American Tobacco Malaysia Bhd	26,600	562,425
DiGi.Com Bhd	265,900	500,540
Lafarge Malayan Cement Bhd	92,800	295,673
Telekom Malaysia Bhd	651,200	1,425,444
YTL Power International Bhd	781,600	377,820

		3,161,902
Philippines
Globe Telecom, Inc.	17,945	673,787
Jollibee Foods Corp.	15,050	65,725
Universal Robina Corp.	705,180	2,921,004

		3,660,516
Poland
Enea SA	32,145	152,836
PGE SA	347,557	2,280,339
Tauron Polska Energia SA	650,887	1,016,573

		3,449,748
Qatar
Gulf International Services OSC	25,223	824,247
Republic of Korea
KEPCO Plant Service & Engineering Co., Ltd.	24,386	1,998,300

	Shares	Value
Reference Entity – Long
South Africa
Bidvest Group Ltd.	100,236	$2,758,662
Clicks Group Ltd.	72,953	496,727
Coronation Fund Managers Ltd.	28,660	248,150
FirstRand Ltd.	594,748	2,547,498
Kumba Iron Ore Ltd.	26,716	670,414
Liberty Holdings Ltd.	12,553	145,264
Life Healthcare Group Holdings Ltd.	14,048	53,124
Mediclinic International Ltd.	36,338	324,858
MMI Holdings Ltd.	259,013	662,081
Naspers Ltd., Class N	10,101	1,259,889
Netcare Ltd.	476,723	1,442,271
Sanlam Ltd.	63,090	398,668
Sibanye Gold Ltd.	90,607	170,720
Telkom SA SOC Ltd.	286,101	1,520,375
Truworths International Ltd.	147,983	1,014,174
Vodacom Group Ltd.	99,806	1,211,774

		14,924,649
South Korea
AfreecaTV Co., Ltd.	13,576	372,598
Amorepacific Corp.	266	571,166
Amorepacific Group	2,466	2,728,401
Cell Biotech Co., Ltd.	8,747	466,476
Coway Co., Ltd.	2,706	206,865
Doosan Infracore Co., Ltd.	26,906	272,301
GSretail Co., Ltd.	6,900	160,843
Hyosung Corp.	7,989	474,347
Hyundai Steel Co.	5,466	348,370
InBody Co., Ltd.	32,842	916,366
Industrial Bank of Korea	36,321	531,133
Kangwon Land, Inc.	147,470	4,822,321
KGMobilians Co., Ltd.	52,367	634,714
Kia Motors Corp.	58,299	2,831,725
Korea Investment Holdings Co., Ltd.	3,589	181,485
Korea Zinc Co., Ltd.	7,597	2,860,974
KT Skylife Co., Ltd.	65,260	1,186,643
KT Submarine Co., Ltd.	103,641	673,551
LG Corp.	93,819	5,582,237
LG Electronics, Inc.	3,441	210,147
LG Innotek Co., Ltd.	1,711	134,909
Lotte Food Co., Ltd.	453	281,448
LS Industrial Systems Co., Ltd.	12,538	739,039
Medy-Tox, Inc.	12,120	2,823,740
Mirae Asset Securities Co., Ltd.	6,613	284,075
NAVER Corp.	43	30,428
Poongsan Corp.	12,150	300,624
POSCO	1,788	516,441
Posco ICT Co., Ltd.	1	6
S-1 Corp.	9,502	661,673
SK C&C Co., Ltd.	3,709	841,686

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 20

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
South Korea (concluded)
SK Chemicals Co., Ltd.	11,401	$650,371
SK Networks Co., Ltd.	143,664	1,473,867
SK Telecom Co., Ltd., ADR	5,373	149,316
SKC Co., Ltd.	12,432	319,412
SundayToz Corp.	52,820	994,363
Sungwoo Hitech Co., Ltd.	160,259	2,310,138
Tovis Co., Ltd.	4,036	67,510
Woori Finance Holdings Co., Ltd.	30,538	340,032

		38,951,741
Taiwan
Ardentec Corp.	41,000	32,263
Chicony Electronics Co., Ltd.	732,000	2,107,967
Chimei Materials Technology Corp.	1,306,200	1,432,488
China Steel Chemical Corp.	26,000	141,618
Compal Electronics, Inc.	744,000	549,903
CTCI Corp.	688,000	1,124,785
Delta Electronics, Inc.	1,300,000	7,798,952
Elan Microelectronics Corp.	564,000	895,492
Elite Advanced Laser Corp.	14,000	44,023
Everlight Electronics Co., Ltd.	101,000	191,631
Far Eastern Department Stores Ltd.	653	590
Inotera Memories, Inc.	423,000	653,736
King Yuan Electronics Co., Ltd.	1,580,000	1,251,747
Lite-On Technology Corp.	140,000	196,478
Namchow Chemical Industrial Co., Ltd.	61,000	98,324
PChome Online, Inc.	58,779	596,376
Pegatron Corp.	109,000	198,652
President Chain Store Corp.	123,000	921,419
Realtek Semiconductor Corp.	61,000	202,197
Sigurd Microelectronics Corp.	138,000	132,085
Siliconware Precision Industries Co. - ADR	55,941	398,859
Sitronix Technology Corp.	798,000	1,929,487
Taiwan Cement Corp.	627,000	959,146
Taiwan Semiconductor Manufacturing Co. Ltd.	115,000	498,510
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	51,214	1,127,732
Taiwan Union Technology Corp.	541,000	449,711
Unity Opto Technology Co., Ltd.	73,000	64,503
Win Semiconductors Corp.	580,000	523,294
Winbond Electronics Corp.	7,936,000	2,546,214
Wistron Corp.	3,559,000	3,739,141
Yuanta Financial Holding Co., Ltd.	9,171,950	4,620,147

	Shares	Value
Reference Entity – Long
Taiwan (concluded)
Zhen Ding Technology Holding Ltd.	42,000	$115,395

		35,542,865
Thailand
PTT Exploration & Production PCL, Foreign Registered Shares	626,100	2,816,200
PTT Global Chemical PCL, Foreign Registered Shares	441,200	839,865
PTT PCL	605,900	6,845,907
Quality Houses PCL, Foreign Registered Shares	1,273,400	168,119
Thai Union Frozen Products PCL, Foreign Registered Shares	312,700	715,264

		11,385,355
Turkey
Enka Insaat ve Sanayi AS	1,496,884	3,622,186
Goodyear Lastikleri TAS	6,454	274,888
Haci Omer Sabanci Holding AS	1,078,402	4,919,521
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	101,259	112,943
KOC Holding AS	119,908	611,270
Migros Ticaret AS	59,250	549,550
Pegasus Hava Tasimaciligi AS	40,745	523,893
TAV Havalimanlari Holding AS	157,936	1,324,934
Tekfen Holding	95,602	240,387
Tofas Turk Otomobil Fabrikasi AS	53,486	335,586
Turk Hava Yollari	500,360	1,640,001
Turk Telekomunikasyon AS	463,857	1,332,436

		15,487,595
United Kingdom
British American Tobacco PLC	88,973	5,040,721
Old Mutual PLC	247,856	769,325

		5,810,046
United States
The AES Corp.	75,859	1,067,336
Total Reference Entity – Long		201,322,707

Reference Entity – Short
Brazil
Aliansce Shopping Centers SA	(6,800)	(49,946)
BB Seguridade Participacoes SA	(462,700)	(6,173,317)
BR Properties SA	(302,467)	(1,528,265)
CCR SA	(45,200)	(336,551)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	(105,042)	(815,126)
Cia de Saneamento de Minas Gerais-COPASA	(53,715)	(611,743)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Brazil (concluded)
Cia Hering	(87,100)	$(878,768)
Cia Siderurgica Nacional SA, ADR	(587,006)	(1,925,380)
Duratex SA	(123,960)	(445,233)
Equatorial Energia SA	(85,600)	(873,307)
Estacio Participacoes SA	(14,300)	(165,628)
Fibria Celulose SA - ADR	(112,399)	(1,374,640)
Gol Linhas Aereas Inteligentes SA - ADR	(132,357)	(684,286)
Lojas Renner SA	(37,600)	(1,125,921)
Mills Estruturas e Servicos de Engenharia SA	(6,200)	(40,409)
Smiles SA	(38,700)	(668,453)
Souza Cruz SA	(8,100)	(65,443)
Suzano Papel e Celulose SA, Preference 'A' Shares	(441,100)	(1,862,023)

		(19,624,439)
Chile
Latam Airlines Group SA - ADR	(300,389)	(3,664,746)
Sociedad Quimica y Minera de Chile SA - ADR	(60,577)	(1,437,492)

		(5,102,238)
China
AAC Technologies Holdings, Inc.	(232,000)	(1,391,717)
Airtac International Group	(12,000)	(87,739)
Aluminum Corp. of China Ltd., Class H	(1,500,000)	(667,713)
AviChina Industry & Technology Co., Ltd., Class H	(376,000)	(286,407)
Biostime International Holdings Ltd.	(239,340)	(541,938)
Byd Co., Ltd.	(284,000)	(1,804,170)
China BlueChemical Ltd.	(3,216,000)	(1,142,037)
China Coal Energy Co., Ltd.	(5,621,000)	(3,443,495)
China Conch Venture Holdings Ltd.	(137,500)	(287,861)
China COSCO Holdings Co., Ltd., Class H	(11,645,000)	(5,229,244)
China Eastern Airlines Corp., Ltd., Class H	(954,000)	(363,225)
China Longyuan Power Group Corp., Class H	(1,729,000)	(1,843,783)
China Shanshui Cement Group Ltd.	(553,000)	(204,233)
China Shipping Container Lines Co., Ltd., Class H	(9,372,000)	(2,672,856)
China Shipping Development Co., Ltd., Class H	(1,058,000)	(696,377)
CITIC Securities Co., Ltd.	(27,000)	(67,369)
CSR Corp., Ltd., Class H	(718,000)	(730,485)

	Shares	Value
Reference Entity – Short
China (concluded)
Dongfang Electric Corp., Ltd., Class H	(1,014,600)	$(1,716,786)
First Tractor Co., Ltd., Class H	(572,000)	(366,255)
Golden Eagle Retail Group Ltd.	(277,000)	(339,582)
Haitian International Holdings Ltd.	(13,000)	(27,886)
Hengan International Group Co., Ltd.	(158,500)	(1,670,709)
Hilong Holding Ltd.	(470,000)	(152,718)
Intime Retail Group Co., Ltd.	(90,500)	(78,815)
Lenovo Group Ltd.	(708,000)	(1,043,595)
Maanshan Iron & Steel Co., Ltd., Class H	(958,000)	(249,795)
Semiconductor Manufacturing International Corp.	(3,845,820)	(398,722)
Shui On Land Ltd.	(19,000)	(4,337)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(24,000)	(7,441)
SOHO China Ltd.	(919,000)	(674,370)
Sunny Optical Technology Group Co., Ltd.	(893,000)	(1,445,070)
Tsingtao Brewery Co., Ltd., Class H	(102,000)	(754,003)
Uni-President China Holdings Ltd.	(1,136,000)	(1,050,285)
Want Want China Holdings Ltd.	(431,000)	(588,560)
Weichai Power Co., Ltd., Class H	(102,800)	(394,616)
Yanzhou Coal Mining Co., Ltd., Class H	(1,420,000)	(1,200,743)
Zhongsheng Group Holdings Ltd.	(1,428,000)	(1,470,714)
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	(1,529,000)	(735,529)

		(35,831,180)
Hong Kong
Alibaba Pictures Group, Ltd.	(6,570,000)	(1,363,958)
Beijing Enterprises Water Group Ltd.	(5,576,000)	(3,992,391)
Brilliance China Automotive Holdings Ltd.	(28,000)	(48,419)
China Agri-Industries Holdings Ltd.	(149,000)	(56,924)
China Everbright International Ltd.	(533,000)	(735,924)
China Gas Holdings Ltd.	(36,000)	(64,364)
China High Speed Transmission Equipment Group Co., Ltd.	(623,000)	(491,115)
China Mengniu Dairy Co., Ltd.	(334,000)	(1,475,345)
China Resources Enterprise Ltd.	(54,000)	(128,439)
Far East Horizon Ltd.	(191,000)	(177,641)
GCL-Poly Energy Holdings Ltd.	(3,952,000)	(1,331,912)
Kunlun Energy Co., Ltd.	(1,704,000)	(2,261,914)
Lee & Man Paper Manufacturing Ltd.	(2,478,000)	(1,359,866)
Poly Property Group Co., Ltd.	(3,014,000)	(1,167,577)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 22

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Hong Kong (concluded)
Yingde Gases Group Co., Ltd.	(1,739,000)	$(1,357,884)

		(16,013,673)
Indonesia
Charoen Pokphand Indonesia Tbk PT	(48,800)	(16,971)
Tower Bersama Infrastructure Tbk PT	(143,200)	(105,460)
XL Axiata Tbk PT	(1,260,700)	(576,365)

		(698,796)
Malaysia
CIMB Group Holdings BHD	(29,500)	(58,252)
Dialog Group BHD	(473,600)	(233,613)
Genting Malaysia BHD	(325,900)	(426,197)
Malaysia Airports Holdings BHD	(80,100)	(175,822)
Maxis Bhd	(1,590,600)	(3,259,770)
MMC Corp. BHD	(1,419,900)	(1,139,632)
Petronas Dagangan BHD	(42,700)	(264,826)
Public Bank BHD	(9,400)	(52,984)

		(5,611,096)
Malta
Brait SE	(259,137)	(1,947,850)
Mexico
Minera Frisco SAB de C.V., Series A-1	(597,200)	(1,062,576)
Philippines
Metropolitan Bank & Trust Co.	(11,920)	(21,915)
Poland
Cyfrowy Polsat SA	(4,224)	(32,338)
Getin Noble Bank SA	(190,323)	(147,067)
Jastrzebska Spolka Weglowa SA	(33,733)	(289,888)

		(469,293)
South Africa
Anglo American Platinum Ltd.	(1,535)	(48,502)
AngloGold Ashanti, Ltd., ADR	(17,668)	(146,114)
Aspen Pharmacare Holdings, Ltd.	(15,527)	(554,720)
Assore Ltd.	(5,015)	(93,146)
Discovery Holdings Ltd.	(64,855)	(590,526)
Growthpoint Properties Ltd.	(3,986)	(9,678)
Harmony Gold Mining Co., Ltd.	(260,448)	(420,726)
Harmony Gold Mining Co., Ltd., ADR	(55,215)	(89,448)
Northam Platinum Ltd.	(24,602)	(76,024)
Remgro Ltd.	(40,737)	(935,403)
RMB Holdings, Ltd.	(287,297)	(1,596,333)

	Shares	Value
Reference Entity – Short
South Africa (concluded)
Tiger Brands Ltd.	(2,638)	$(79,401)

		(4,640,021)
South Korea
CJ Korea Express Co., Ltd.	(16,529)	(2,985,384)
Doosan Corp.	(16,528)	(1,716,954)
Doosan Heavy Industries & Construction Co., Ltd.	(46,509)	(1,021,931)
Eo Technics Co., Ltd.	(641)	(66,287)
GS Holdings	(15,305)	(592,038)
Hanmi Pharm Co., Ltd.	(1,421)	(112,941)
Hanwha Chemical Corp.	(3,595)	(40,963)
Hotel Shilla Co., Ltd.	(29,535)	(2,780,553)
Hyundai Heavy Industries Co., Ltd.	(14,183)	(1,317,786)
Hyundai Marine & Fire Insurance Co., Ltd.	(60,890)	(1,608,117)
Hyundai Merchant Marine Co., Ltd.	(88,256)	(955,061)
Kolao Holdings	(113,099)	(1,738,360)
KONA I Co., Ltd.	(1,323)	(54,012)
Lock & Lock Co., Ltd.	(32,576)	(347,245)
NHN Entertainment Corp.	(14,106)	(1,098,171)
OCI Co., Ltd.	(12,726)	(1,098,474)
Orion Corp/Republic of Korea	(4,201)	(3,237,992)
S-Oil Corp.	(130,285)	(4,949,444)
Samsung Electro-Mechanics Co., Ltd.	(87,869)	(4,007,363)
Samsung Electronics Co., Ltd., -GDR	(424)	(244,677)
Samsung Fine Chemicals Co., Ltd.	(4)	(112)
Samsung SDI Co., Ltd.	(52,253)	(6,161,720)
Samsung Securities Co., Ltd.	(5,390)	(241,480)
Seegene, Inc.	(1,433)	(78,822)
Shinsegae Co., Ltd.	(3,443)	(638,699)

		(37,094,586)
Taiwan
Chin-Poon Industrial Co., Ltd.	(47,000)	(75,458)
China Airlines Ltd.	(100,000)	(39,150)
China Steel Corp.	(246,960)	(213,058)
Eclat Textile Co., Ltd.	(195,360)	(1,863,574)
Epistar Corp.	(1,000)	(1,808)
Evergreen Marine Corp. Taiwan Ltd.	(1,213,000)	(716,968)
Farglory Land Development Co., Ltd.	(68,000)	(67,256)
First Financial Holding Co., Ltd.	(219)	(135)
Formosa Chemicals & Fibre Corp.	(891,000)	(2,074,622)
Gigastorage Corp.	(26,000)	(22,915)
Hiwin Technologies Corp.	(99,710)	(788,866)
Hotai Motor Co., Ltd.	(12,000)	(175,597)
HTC Corp.	(79,000)	(349,801)
Ruentex Development Co., Ltd.	(1,293,000)	(1,930,145)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Taiwan (concluded)
Ruentex Industries Ltd.	(128,000)	$(273,636)
Synnex Technology International Corp.	(8,000)	(11,247)
Taiwan Glass Industry Corp.	(235,000)	(182,312)
Taiwan Mobile Co., Ltd.	(15,000)	(48,674)
TPK Holding Co., Ltd.	(31,000)	(183,003)
Tripod Technology Corp.	(895,000)	(1,675,249)
Unimicron Technology Corp.	(334,000)	(257,098)
Yang Ming Marine Transport Corp.	(1,745,000)	(798,823)
Yulon Motor Co., Ltd.	(227,000)	(334,899)

		(12,084,294)
Thailand
Banpu PCL	(2,884,000)	(2,501,474)
CP ALL PCL	(13,447,600)	(18,786,178)
Home Product Center PCL	(1,085,801)	(310,038)
Krung Thai Bank PCL	(138,625)	(99,170)
True Corp. PCL	(3,977,300)	(1,440,962)

		(23,137,822)
Turkey
Koza Altin Isletmeleri	(36,364)	(234,382)
Turkcell Iletisim Hizmetleri AS - ADR	(110,947)	(1,623,155)

		(1,857,537)
Total Reference Entity – Short		(165,197,316)
Net Value of Reference Entity – UBS AG		$36,125,391

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2014, expiration date 3/19/15:

Reference Entity – Long
Australia
Ramsay Health Care Ltd.	9,554	441,666
Belgium
Solvay SA	3,082	420,754
Canada
Celestica, Inc.	1,530	16,806
Dominion Diamond Corp.	701	9,808
Finning International, Inc.	102	2,634
Kinross Gold Corp.	9,692	20,725
Parex Resources, Inc.	19,696	180,524

	230,497
Denmark
Novo Nordisk A/S, Class B	7,502	339,111

	Shares	Value
Reference Entity – Long
Denmark (concluded)
Vestas Wind Systems A/S	4,523	$150,955

		490,066
France
BioMerieux	180	18,988
Ipsen SA	841	41,339
Teleperformance	226	14,241

		74,568
Germany
Beiersdorf AG	700	56,755
Deutsche Post AG, Registered Shares	1,892	59,579
Duerr AG	9,635	676,803
Gerresheimer AG	964	53,639
Henkel AG & Co. KGaA, Preference Shares	207	20,486
K+S AG, Registered Shares	582	16,310
Kloeckner & Co. SE	36,101	424,079

		1,307,651
Hong Kong
Brightoil Petroleum Holdings Ltd.	6,000	1,918
Dah Sing Financial Holdings Ltd.	5,200	32,379
Hutchison Whampoa Ltd.	18,000	228,250
Kerry Properties Ltd.	46,000	157,799
Luk Fook Holdings International Ltd.	21,000	62,615
New World Development Co., Ltd.	214,000	269,000
Orient Overseas International Ltd.	2,500	14,243
SJM Holdings Ltd.	55,000	116,248

		882,452
Ireland
Weatherford International PLC	7,093	116,467
Italy
Recordati SpA	13,747	237,860
Japan
Daifuku Co. Ltd.	1,200	13,898
Dainippon Screen Manufacturing Co., Ltd.	107,000	583,202
DIC Corp.	28,000	57,386
Disco Corp.	3,600	245,733
Dowa Holdings Co., Ltd.	4,000	33,682
Enplas Corp.	4,400	166,428
FANUC Corp.	2,500	440,589
Furukawa Electric Co. Ltd.	33,000	58,242
GS Yuasa Corp.	1,000	4,993
Hitachi Capital Corp.	1,000	24,718
Hitachi Metals Ltd.	8,000	135,062

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 24

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Japan (concluded)
Hoya Corp.	9,100	$322,020
JTEKT Corp.	800	12,867
Keihin Corp.	29,600	373,967
MISUMI Group, Inc.	1,500	47,331
Mitsubishi Electric Corp.	22,000	283,663
Mitsubishi Materials Corp.	82,000	256,653
Nidec Corp.	11,500	759,835
Nifco, Inc.	4,100	129,915
Nissan Chemical Industries Ltd.	3,600	66,747
Omron Corp.	1,000	47,335
OSG Corp.	5,500	89,684
Square Enix Holdings Co., Ltd.	26,100	537,146
Takata Corp.	600	7,590
TS Tech Co., Ltd.	8,800	216,292

		4,914,978
Netherlands
Arcadis NV	6,819	209,774
LyondellBasell Industries NV, Class A	5,435	498,009
Unilever NV CVA	10,844	420,297

		1,128,080
Norway
BW LPG Ltd.	11,509	109,086
Singapore
ComfortDelGro Corp., Ltd.	67,000	137,752
Flextronics International Ltd.	6,224	66,721
Indofood Agri Resources Ltd.	63,000	40,990
Venture Corp., Ltd.	17,000	102,398
Wilmar International Ltd.	5,000	12,464
Wing Tai Holdings Ltd.	83,000	115,647

		475,972
Spain
Gamesa Corp. Tecnologica SA	16,829	166,153
Indra Sistemas SA	3,628	40,080
Telefonica SA	11,833	178,059

		384,292
Sweden
Telefonaktiebolaget LM Ericsson, Class B	11,839	139,894
Switzerland
DKSH Holding AG	2,606	192,686
EMS-Chemie Holding AG, Registered Shares	188	67,705

	Shares	Value
Reference Entity – Long
Switzerland (concluded)
Kuoni Reisen Holding AG	741	$202,013

		462,404
United Kingdom
Hikma Pharmaceuticals PLC	4,975	150,894
Inchcape PLC	23,656	263,535
Pace PLC	122,153	679,102
UBM PLC	114,036	1,039,476

		2,133,007
United States
Akamai Technologies, Inc.	20,510	1,236,753
Align Technology, Inc.	883	46,463
Analog Devices, Inc.	1,413	70,113
Aspen Technology, Inc.	9,564	353,199
BE Aerospace, Inc.	2,370	176,447
Benchmark Electronics, Inc.	18,265	433,246
The Boeing Co.	355	44,343
Brady Corp., Class A	5,576	132,932
Bunge Ltd.	5,539	491,032
Cabot Corp.	8,054	373,947
Cabot Microelectronics Corp.	9,028	435,420
Cameron International Corp.	13,955	831,020
Century Aluminum Co.	25,568	748,631
Cirrus Logic, Inc.	3,875	74,788
Columbia Sportswear Co.	1,968	75,847
CONMED Corp.	10,195	428,088
Cytec Industries, Inc.	1,601	74,655
Deckers Outdoor Corp.	3,992	349,140
Diodes, Inc.	1,461	37,738
The Dow Chemical Co.	17,248	852,051
Eastman Chemical Co.	13,689	1,105,797
eBay, Inc.	24,782	1,301,055
Fluor Corp.	7,542	500,336
Foot Locker, Inc.	533	29,853
Forum Energy Technologies, Inc.	8,936	243,953
Greatbatch, Inc.	1,532	76,891
Halliburton Co.	12,722	701,491
Hertz Global Holdings, Inc.	5,838	127,969
Hyster-Yale Materials Handling, Inc.	1,828	143,480
Iconix Brand Group, Inc.	7,342	293,753
ICU Medical, Inc.	5,919	419,657
Ingram Micro, Inc., Class A	11,654	312,793
The Interpublic Group of Cos., Inc.	18,504	358,793
ITT Corp.	4,965	223,723
Jones Lang LaSalle, Inc.	287	38,805
Las Vegas Sands Corp.	1,054	65,622
Lear Corp.	837	77,423
Lincoln Electric Holdings, Inc.	342	24,788
Linear Technology Corp.	3,682	157,737

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
United States (concluded)
Littelfuse, Inc.	192	$18,728
LogMeIn, Inc.	8,309	399,247
Manpowergroup, Inc.	1,784	119,082
MeadWestvaco Corp.	1,000	44,170
Methode Electronics, Inc.	426	16,776
Monolithic Power Systems, Inc.	295	13,036
Newfield Exploration Co.	12,573	410,006
NewMarket Corp.	111	43,069
ON Semiconductor Corp.	46,413	384,764
Penske Automotive Group, Inc.	5,858	265,016
PPG Industries, Inc.	145	29,535
Premier, Inc., Class A	2,484	82,916
Progress Software Corp.	16,990	440,041
Rogers Corp.	1,974	134,962
Silicon Laboratories, Inc.	3,037	138,457
Spansion, Inc., Class A	1,270	26,137
Syntel, Inc.	4,601	398,493
Taylor Morrison Home Corp., Class A	1,642	28,308
TripAdvisor, Inc.	2,483	220,143
Tumi Holdings, Inc.	14,851	308,455
Tyson Foods, Inc., Class A	13,232	533,911
United Technologies Corp.	96	10,272
Visteon Corp.	408	38,311
WABCO Holdings, Inc.	4,564	444,442
Western Digital Corp.	11,345	1,116,008
Zebra Technologies Corp., Class A	1,107	81,641

	19,215,698
Total Reference Entity – Long	33,165,392

Reference Entity – Short
Australia
BHP Billiton PLC	(2,162)	(55,700)
Nufarm, Ltd.	(12,358)	(53,916)

		(109,616)
Canada
IMAX Corp.	(388)	(11,431)
New Gold, Inc.	(28,025)	(101,701)
Teck Resources, Ltd.	(13)	(205)

		(113,337)
Denmark
Auriga Industries A/S	(166)	(8,578)
FLSmidth & Co. A/S	(5,053)	(229,101)

	Shares	Value
Reference Entity – Short
Denmark (concluded)
ISS A/S	(201)	$(5,606)

		(243,285)
Finland
Outokumpu OYJ	(51,992)	(295,165)
France
Edenred	(2,207)	(61,183)
Kering	(2,908)	(561,200)
Legrand SA	(2,891)	(155,597)
LVMH Moet Hennessy Louis Vuitton SA	(291)	(49,358)
Peugeot SA	(2,995)	(35,594)
Peugeot SA	(1,636)	(2,481)

		(865,413)
Germany
Bayerische Motoren Werke AG	(66)	(5,292)
Dialog Semiconductor PLC	(1,265)	(43,683)
ElringKlinger AG	(4,679)	(143,121)
Wacker Chemie AG	(4,813)	(583,234)

		(775,330)
Hong Kong
Esprit Holdings Ltd.	(200)	(251)
Henderson Land Development Co., Ltd.	(5,000)	(33,779)
Hong Kong & China Gas Co., Ltd.	(218,900)	(511,172)
Hong Kong Exchanges & Clearing Ltd.	(4,900)	(108,606)
Melco International Development Ltd.	(19,000)	(51,515)

		(705,323)
Japan
Aeon Mall Co., Ltd.	(600)	(11,013)
Asahi Glass Co., Ltd.	(89,000)	(463,217)
Bridgestone Corp.	(4,500)	(150,380)
Chiyoda Corp.	(10,000)	(103,018)
Daihatsu Motor Co., Ltd.	(3,600)	(51,095)
FUJIFILM Holdings Corp.	(8,800)	(295,404)
Hino Motors Ltd.	(20,900)	(305,831)
Japan Display, Inc.	(12,400)	(36,809)
The Japan Steel Works Ltd.	(24,000)	(85,849)
Kansai Paint Co., Ltd.	(1,000)	(15,286)
Kirin Holdings Co., Ltd.	(23,300)	(302,080)
Mitsui Chemicals, Inc.	(121,000)	(350,500)
Mitsui Engineering & Shipbuilding Co., Ltd.	(92,000)	(200,005)
NGK Spark Plug Co., Ltd.	(1,200)	(31,297)
Nippon Electric Glass Co., Ltd.	(93,000)	(432,454)
Nippon Paint Co., Ltd.	(28,000)	(635,805)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 26

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Japan (concluded)
Nitto Denko Corp.	(12,900)	$(697,684)
Rohm Co., Ltd.	(3,300)	(200,874)
Ryohin Keikaku Co., Ltd.	(1,300)	(175,540)
Sanken Electric Co., Ltd.	(8,000)	(62,832)
Seiko Epson Corp.	(7,700)	(357,316)
Shimadzu Corp.	(5,000)	(43,507)
Shinko Electric Industries Co., Ltd.	(7,400)	(42,971)
Showa Denko KK	(31,000)	(41,023)
Stanley Electric Co., Ltd.	(1,900)	(38,628)
Sumco Corp.	(5,000)	(67,246)
Toyo Tire & Rubber Co., Ltd.	(22,400)	(369,515)
Yokogawa Electric Corp.	(11,900)	(165,564)

		(5,732,743)
Netherlands
Core Laboratories NV	(3,226)	(450,124)
Fugro NV	(35,947)	(496,418)
SBM Offshore NV	(4,601)	(57,590)
		(1,004,132)
Portugal
Jeronimo Martins SGPS SA	(8,847)	(77,426)
Sweden
SKF AB, - B Shares	(325)	(6,519)
Volvo AB, - B Shares	(31,039)	(358,203)

		(364,722)
Switzerland
Clariant AG	(6,688)	(116,659)
Garmin Ltd.	(1,708)	(94,760)
Meyer Burger Technology AG	(19,243)	(162,326)
SGS SA	(78)	(171,485)
Transocean Ltd.	(27,181)	(810,809)
Transocean Ltd.	(3,255)	(96,946)

		(1,452,985)
United Kingdom
AVEVA Group PLC	(176)	(4,325)
British American Tobacco PLC	(8,383)	(475,128)
Croda International PLC	(342)	(12,574)
GKN PLC	(6,164)	(31,498)
Hays PLC	(5,487)	(10,837)
HSBC Holdings PLC	(71,233)	(726,246)
IMI PLC	(15,103)	(295,757)
Informa PLC	(4,243)	(32,711)
Ophir Energy PLC	(54,014)	(160,400)
Rotork PLC	(1,963)	(80,466)

	Shares	Value
Reference Entity – Short
United Kingdom (concluded)
Smiths Group PLC	(14,386)	$(268,683)

		(2,098,625)
United States
Avery Dennison Corp.	(15,079)	(706,451)
Balchem Corp.	(1,494)	(96,662)
Broadcom Corp., Class A	(17,850)	(747,558)
Cavium, Inc.	(594)	(30,478)
Cinemark Holdings, Inc.	(1,018)	(35,956)
Cliffs Natural Resources, Inc.	(2,398)	(26,930)
The Coca-Cola Co.	(17,354)	(726,785)
Coty, Inc., Class A	(21,736)	(360,818)
Cray, Inc.	(4,995)	(173,127)
Dana Holding Corp.	(1,630)	(33,350)
DaVita HealthCare Partners, Inc.	(11,071)	(864,313)
Dealertrack Technologies, Inc.	(10,231)	(481,369)
Deere & Co.	(171)	(14,627)
Diebold, Inc.	(4,095)	(145,086)
EPAM Systems, Inc.	(1,147)	(54,758)
FARO Technologies, Inc.	(432)	(24,192)
Ferro Corp.	(2,403)	(31,527)
First Cash Financial Services, Inc.	(544)	(32,139)
FleetCor Technologies, Inc.	(2,582)	(388,746)
Franklin Electric Co., Inc.	(512)	(19,118)
Franklin Resources, Inc.	(1,087)	(60,448)
GATX Corp.	(4,080)	(258,672)
General Electric Co.	(42,931)	(1,108,049)
General Mills, Inc.	(1,546)	(80,330)
Groupon, Inc.	(5,433)	(39,715)
Guess?, Inc.	(291)	(6,451)
Hecla Mining Co.	(5,144)	(11,214)
Hill-Rom Holdings, Inc.	(15,494)	(689,173)
Infinera Corp.	(658)	(9,561)
InterDigital, Inc.	(860)	(42,510)
IPG Photonics Corp.	(204)	(14,976)
Jabil Circuit, Inc.	(24,016)	(503,135)
Jarden Corp.	(304)	(19,787)
JDS Uniphase Corp.	(39,730)	(534,766)
Joy Global, Inc.	(10,142)	(533,773)
Kansas City Southern	(3,746)	(459,971)
Kellogg Co.	(795)	(50,848)
Live Nation Entertainment, Inc.	(103)	(2,678)
Marketo, Inc.	(2,320)	(74,866)
McDermott International, Inc.	(219,695)	(843,629)
MicroStrategy, Inc., Class A	(136)	(21,880)
Minerals Technologies, Inc.	(420)	(32,218)
NetSuite, Inc.	(591)	(64,218)
Pall Corp.	(137)	(12,524)
Palo Alto Networks, Inc.	(556)	(58,769)
Peabody Energy Corp.	(3,930)	(40,990)
PepsiCo, Inc.	(1,420)	(136,561)
Philip Morris International, Inc.	(10,697)	(952,140)

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 27

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (continued)
PriceSmart, Inc.	(2,031)	$(180,820)
Republic Services, Inc.	(2,420)	(92,928)
Roper Industries, Inc.	(1,967)	(311,376)
Sabre Corp.	(1,909)	(32,835)
SEACOR Holdings, Inc.	(1,246)	(102,733)
Shutterstock, Inc.	(71)	(5,521)
Sotheby's	(6,897)	(273,535)
The Spectranetics Corp.	(11,819)	(375,490)
Spectrum Brands Holdings, Inc.	(369)	(33,428)
SunEdison, Inc.	(59,429)	(1,159,460)
Symantec Corp.	(5,087)	(126,259)
TAL International Group, Inc.	(4,987)	(215,089)

	Shares	Value
Reference Entity – Short
United States (concluded)
Tempur Sealy International, Inc.	(14,594)	$(768,228)
Teradata Corp.	(2,199)	(93,062)
Veeco Instruments, Inc.	(13,583)	(488,852)
Waters Corp.	(276)	(30,581)
The Western Union Co.	(34,090)	(578,166)
WP Carey, Inc.	(2,494)	(168,894)
WR Grace & Co.	(1,208)	(114,277)
Wynn Resorts Ltd.	(864)	(164,169)
XPO Logistics, Inc.	(46,304)	(1,848,456)
Zendesk, Inc.	(795)	(20,670)
Zoetis, Inc.	(5,174)	(192,266)

		(19,034,937)
Total Reference Entity – Short		(32,873,039)
Net Value of Reference Entity – UBS AG		$292,353

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments.)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities	$564,740,473	—	—	$564,740,473

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 28

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$43,226,867	—	$43,226,867

1 Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, cash received as collateral for OTC swaps of $37,383,869 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended October 31, 2014.

See Notes to Financial Statements.

BLACKROCK FUNDS	OCTOBER 31, 2014 29

Schedule of Investments October 31, 2014 (Unaudited)	BlackRock Global Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks — 0.0%	Shares	Value
Consumer Finance
LendingClub Corp. (a)	49,158	$1,025,613

Preferred Stocks (a)
Household Durables — 0.1%
AliphCo.	88,751	1,002,292
Software — 0.1%
Apigee Corp., Series H	162,335	472,395
Palantir Technologies, Inc.	326,264	1,999,998

		2,472,393
Total Preferred Stocks — 0.2%		3,474,685

Preferred Stocks	Shares	Value
Total Long-Term Investments (Cost — $4,472,397) — 0.2%		$4,500,298

Short-Term Securities (b)(c)
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03%	1,587,492,800	1,587,492,800
Total Short-Term Securities (Cost — $1,587,492,800) — 98.3%		1,587,492,800
Total Investments (Cost — $1,591,965,197*) — 98.6%		1,591,993,098
Liabilities in Excess of Other Assets — 1.4%		23,189,205

Net Assets — 100.0%		$1,615,182,303

Portfolio Abbreviations
ARC	Auction Rate Certificates
CAD	Canadian Dollar
EUR	Euro
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
Radian	Radian Guaranty, Inc.
REIT	Real Estate Investment Trust
USD	U.S. Dollar

Notes to Schedule of Investments
*	Cost for federal incom tax purposes.
(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $4,500,298 and original cost of $3,472,401 which was 0.28% of its net assets.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at October 31, 2014	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	1,390,678,750	196,814,050	1,587,492,800	$120,476

(c)	Represents the current yield as of report date.

· Total return swaps outstanding as of October 31, 2014 were as follows:[1]

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Bank of America N.A.	1/21/15	$(31,148,068)	$(1,428,757)[2]		$(24,768,147)
	Deutsche Bank AG	1/20/15 – 1/07/16	$1,758,450	26,855,278	[3]	23,353,552
	Goldman Sachs & Co.	12/16/14 – 5/19/16	$(39,378,702)	12,922,489	[4]	(24,013,266)
	UBS AG	2/12/15	$(8,017,369)	30,115,7965		22,447,636
Total				$68,464,806		$(2,980,225)

BLACKROCK FUNDS	OCTOBER 31, 2014 1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-900 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offered Rate	IntercontinentalExchange LIBOR:
Australian Bank Bill Short Term Rates 1 Day Reference Rate	CHF 1 Week; CHF Spot Next
Bank of Canada Overnight Repo Rate	EUR 1 Month; EUR 1 Week; EUR Overnight
Canada Bankers Acceptances 1 Month	GBP 1 Week; GBP Overnight
Copenhagen Interbank Offered Rates 1 Week	JPY 1 Week; JPY Spot Next
Danish Krone Overnight Deposit	USD 1 Month; USD Spot Next
Federal Funds Rate Open	Nigeria Interbank Offered Rate 1 Week
Garban Intercapital Federal Funds Rate	Norwegian Krone Overnight Deposit
Hong Kong Dollar HIBOR Fixings:	Stockholm Interbank Offered Rate
1 Month; 2 Week	Stockholm Interbank Offered Rate Overnight
Tel Aviv Interbank Offered Rate Overnight

[2]	Amount includes $(7,808,678) of net dividends and financing fees due to/from the Fund and/or the counterparty.
[3]	Amount includes $5,260,176 of net dividends and financing fees due to/from the Fund and/or the counterparty.
[4]	Amount includes $(2,442,947) of net dividends and financing fees due to/from the Fund and/or the counterparty.
[5]	Amount includes $(349,209) of net dividends and financing fees due to/from the Fund and/or the counterparty.

BLACKROCK FUNDS	OCTOBER 31, 2014 2

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2014, expiration dates 1/21/15 – 7/27/15:

	Shares	Value
Reference Entity – Long
Bermuda
Assured Guaranty Ltd.	109,257	$2,521,652
Israel
Mobileye NV	959	49,878
Netherlands
AVG Technologies NV	18,234	326,753
Spain
Abengoa Yield PLC	2,003	65,097
United Kingdom
Navigator Holdings Ltd.	63,189	1,531,069
United States
Aaron's, Inc.	16,777	415,399
Acxiom Corp.	221,106	4,165,637
The AES Corp.	13,200	185,724
Affiliated Managers Group, Inc.	25,177	5,030,113
Air Lease Corp.	46,143	1,688,372
Akamai Technologies, Inc.	118,260	7,131,078
Alaska Air Group, Inc.	5,804	308,947
Align Technology, Inc.	944	49,673
Ally Financial, Inc.	172,265	3,910,415
Ambarella, Inc.	1,843	81,626
AMERCO, Inc.	1,164	315,584
American Financial Group, Inc.	14,397	861,373
AmTrust Financial Services, Inc.	2,550	114,419
Analog Devices, Inc.	7,353	364,856
ANN, Inc.	1,365	52,402
ANSYS, Inc.	17,259	1,355,867
Apple, Inc.	24,053	2,597,724
ArcBest Corp.	62,162	2,405,669
Aruba Networks, Inc.	1,902	41,045
Aspen Technology, Inc.	14,027	518,017
Atmos Energy Corp.	3,202	169,706
The Babcock & Wilcox Co.	21,910	626,626
Bankrate, Inc.	3,811	41,387
Benchmark Electronics, Inc.	49,935	1,184,458
Berry Plastics Group, Inc.	267,824	6,968,780
Bloomin' Brands, Inc.	88,857	1,680,286
The Boeing Co.	62,876	7,853,841
Boise Cascade Co.	29,243	1,054,503
Booz Allen Hamilton Holding Corp.	9,232	243,263
Broadridge Financial Solutions, Inc.	15,473	679,729
Bunge Ltd.	12,115	1,073,995
Cabot Microelectronics Corp.	69,431	3,348,657
Catalent, Inc.	195,376	5,085,637

	Shares	Value
Reference Entity – Long
United States (continued)
CBS Outdoor Americas, Inc.	62,305	$1,895,941
CenterPoint Energy, Inc.	11,596	284,682
Cirrus Logic, Inc.	29,342	566,301
Clearwater Paper Corp.	727	46,782
CNA Financial Corp.	1,857	72,572
Coca-Cola Enterprises, Inc.	144,875	6,280,331
Cognex Corp.	15,864	627,580
CommScope Holding Co., Inc.	27,003	581,645
CONMED Corp.	21,102	886,073
CoStar Group, Inc.	493	79,417
Costco Wholesale Corp.	15,382	2,051,497
Crane Co.	36,921	2,302,024
Cyberonics, Inc.	885	46,463
Cytec Industries, Inc.	4,605	214,731
Delek U.S. Holdings, Inc.	38,102	1,291,277
Delta Air Lines, Inc.	34,630	1,393,165
Diodes, Inc.	40,180	1,037,849
Dollar General Corp.	54,080	3,389,194
Dollar Tree, Inc.	20,708	1,254,284
The Dow Chemical Co.	81,144	4,008,514
DST Systems, Inc.	992	95,579
DuPont Fabros Technology, Inc.	45,919	1,422,111
Dynegy, Inc.	14,912	454,816
Eastman Chemical Co.	104,831	8,468,248
eBay, Inc.	11,362	596,505
Edison International	946	59,201
EnLink Midstream LLC	114,014	4,321,131
Envision Healthcare Holdings, Inc.	17,376	607,291
Evercore Partners, Inc., Class A	74,881	3,876,589
FedEx Corp.	3,229	540,535
Gaming and Leisure Properties, Inc.	4,585	143,281
Glacier Bancorp, Inc.	10,855	311,430
Great Plains Energy, Inc.	116,180	3,128,727
Greatbatch, Inc.	12,150	609,809
Halliburton Co.	112,500	6,203,250
The Hanover Insurance Group, Inc.	16,125	1,079,407
Health Net, Inc.	88,597	4,209,243
Honeywell International, Inc.	65,169	6,264,044
Iconix Brand Group, Inc.	7,118	284,791
ICU Medical, Inc.	5,770	409,093
IDEXX Laboratories, Inc.	2,856	404,610
Informatica Corp.	18,016	642,451
Ingram Micro, Inc., Class A	98,546	2,644,975
Insight Enterprises, Inc.	13,630	310,083
The Interpublic Group of Cos., Inc.	101,801	1,973,921
ITT Corp.	25,108	1,131,366
J&J Snack Foods Corp.	516	53,163
Jack Henry & Associates, Inc.	1,710	102,292
Jones Lang LaSalle, Inc.	1,785	241,350

BLACKROCK FUNDS	OCTOBER 31, 2014 3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
United States (continued)
Korn/Ferry International	1,366	$38,152
Kraft Foods Group, Inc.	27,885	1,571,320
Kulicke & Soffa Industries, Inc.	54,949	792,365
Lancaster Colony Corp.	17,866	1,634,560
Landstar System, Inc.	3,491	258,369
Las Vegas Sands Corp.	12,932	805,146
Lear Corp.	2,008	185,740
Liberty Interactive Corp., Series A	20,244	529,178
Liberty TripAdvisor Holdings, Inc., Series A	9,685	305,852
Lincoln Electric Holdings, Inc.	4,151	300,864
Lincoln National Corp.	51,079	2,797,086
Lions Gate Entertainment Corp.	6,964	230,717
LogMeIn, Inc.	30,534	1,467,159
LyondellBasell Industries NV, Class A	71,081	6,513,152
Mallinckrodt PLC	20,555	1,894,760
Manhattan Associates, Inc.	127,177	5,101,069
Manpowergroup, Inc.	140,913	9,405,943
Marathon Petroleum Corp.	55,287	5,025,588
Marvell Technology Group Ltd.	1,114,470	14,978,477
Matson, Inc.	65,410	1,863,531
MAXIMUS, Inc.	120,339	5,831,628
MBIA, Inc.	456,156	4,452,083
MDU Resources Group, Inc.	8,904	250,915
The Medicines Co.	79,118	2,003,268
MetLife, Inc.	16,831	912,913
The Michaels Cos., Inc.	34,500	630,660
Micron Technology, Inc.	550,845	18,227,461
Monster Beverage Corp.	33,767	3,406,415
MRC Global, Inc.	204,467	4,299,941
NIC, Inc.	106,443	1,961,744
NorthStar Asset Management Group, Inc.	18,296	331,524
Nucor Corp.	29,982	1,620,827
NVIDIA Corp.	13,322	260,312
OGE Energy Corp.	11,559	431,035
Old National Bancorp	16,610	241,676
On Assignment, Inc.	126,271	3,674,486
ON Semiconductor Corp.	166,786	1,382,656
OSI Systems, Inc.	32,777	2,323,234
Owens Corning	1,976	63,351
Patterson-UTI Energy, Inc.	93,654	2,156,852
Pegasystems, Inc.	88,058	1,908,217
Penske Automotive Group, Inc.	32,344	1,463,243
Pfizer, Inc.	37,988	1,137,741
PH Glatfelter Co.	9,221	232,646
Phillips 66	13,530	1,062,105
Plantronics, Inc.	10,132	525,547
Polycom, Inc.	4,562	59,671
PolyOne Corp.	10,733	397,228
PPG Industries, Inc.	5,697	1,160,422
Premier, Inc., Class A	15,525	518,225

	Shares	Value
Reference Entity – Long
United States (continued)
Prestige Brands Holdings, Inc.	52,104	$1,845,524
PrivateBancorp, Inc.	1,347	43,535
Progress Software Corp.	102,704	2,660,034
QUALCOMM, Inc.	51,246	4,023,323
RCS Capital Corp., Class A	21,836	358,329
Realogy Holdings Corp.	4,339	177,942
Reinsurance Group of America, Inc.	28,307	2,384,865
Rock-Tenn Co., Class A	41,737	2,134,848
Ross Stores, Inc.	5,675	458,086
RPC, Inc.	159,690	2,618,916
RR Donnelley & Sons Co.	2,509	43,782
SanDisk Corp.	15,315	1,441,754
Santander Consumer USA Holdings, Inc.	220,005	4,070,092
The Scotts Miracle-Gro Co., Class A	14,437	855,248
SeaWorld Entertainment, Inc.	206,472	3,972,521
SEI Investments Co.	69,986	2,705,659
ServiceMaster Global Holdings, Inc.	234,951	5,634,125
Silicon Laboratories, Inc.	1,442	65,741
Six Flags Entertainment Corp.	5,076	204,563
Skyworks Solutions, Inc.	78,311	4,560,833
SM Energy Co.	14,063	791,747
SolarWinds, Inc.	3,675	174,746
Southwest Gas Corp.	8,385	487,085
Steel Dynamics, Inc.	1,809	41,625
Superior Energy Services, Inc.	111,068	2,793,360
Swift Transportation Co.	96,713	2,388,811
T-Mobile U.S., Inc.	178,245	5,202,972
Telephone & Data Systems, Inc.	51,109	1,310,435
TerraForm Power, Inc., Class A	1,543	43,914
Third Point Reinsurance Ltd.	47,710	729,963
Thoratec Corp.	1,567	42,591
Time Warner, Inc.	13,463	1,069,905
Time, Inc.	17,661	398,962
TimkenSteel Corp.	136,214	5,527,564
TRI Pointe Homes, Inc.	574,809	7,869,135
TrueCar, Inc.	26,245	440,916
Ulta Salon Cosmetics & Fragrance, Inc.	11,085	1,339,179
Union Pacific Corp.	348	40,525
Unit Corp.	54,454	2,636,663
United Continental Holdings, Inc.	17,324	914,880
United Stationers, Inc.	4,577	191,181
United Technologies Corp.	23,257	2,488,499
Valero Energy Corp.	68,270	3,419,644
Validus Holdings Ltd.	15,016	597,336
VCA, Inc.	3,011	137,211
Voya Financial, Inc.	427,125	16,764,656
WABCO Holdings, Inc.	33,651	3,276,934
Waddell & Reed Financial, Inc., Class A	97,603	4,659,567

BLACKROCK FUNDS	OCTOBER 31, 2014 4

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
United States (concluded)
Washington Federal, Inc.	50,609	$1,104,794
Western Digital Corp.	63,306	6,227,411
Whiting Petroleum Corp.	188,531	11,545,638
Whole Foods Market, Inc.	11,817	464,763
WPX Energy, Inc.	97,790	1,869,745
Xilinx, Inc.	5,405	240,414
Zebra Technologies Corp., Class A	4,350	320,813

		386,944,780
Total Reference Entity – Long		391,439,229

Reference Entity – Short
Canada
IMAX Corp.	(1,415)	(41,686)
Netherlands
Core Laboratories NV	(20,145)	(2,810,832)
United States
ABIOMED, Inc.	(11,548)	(378,659)
Acadia Healthcare Co., Inc.	(105,471)	(6,544,476)
AK Steel Holding Corp.	(803,582)	(6,083,116)
Alere, Inc.	(18,988)	(758,950)
Alexander & Baldwin, Inc.	(21,394)	(856,402)
Allegheny Technologies, Inc.	(163,033)	(5,355,634)
Allegiant Travel Co.	(23,858)	(3,184,327)
American Eagle Outfitters, Inc.	(313,951)	(4,040,549)
American Railcar Industries, Inc.	(950)	(62,520)
American Tower Corp.	(9,766)	(952,185)
Antero Resources Corp.	(25,192)	(1,321,068)
Astoria Financial Corp.	(51,663)	(679,368)
AutoZone, Inc.	(3,642)	(2,015,920)
Avery Dennison Corp.	(227,942)	(10,679,083)
Avis Budget Group, Inc.	(12,236)	(682,157)
Aviv REIT, Inc.	(2,029)	(68,438)
Axiall Corp.	(69,759)	(2,811,288)
Bank of Hawaii Corp.	(1,401)	(82,029)
Barnes & Noble, Inc.	(154,571)	(3,372,739)
Bemis Co., Inc.	(9,896)	(380,699)
Boyd Gaming Corp.	(235,020)	(2,714,481)
Bristow Group, Inc.	(4,753)	(351,247)
Cabela's, Inc.	(9,102)	(437,078)
Cablevision Systems Corp.	(148,816)	(2,770,954)
Cabot Oil & Gas Corp.	(196,906)	(6,123,777)
Caesars Entertainment Corp.	(133,145)	(1,623,038)
Campbell Soup Co.	(298,602)	(13,189,250)
CARBO Ceramics, Inc.	(52)	(2,687)
CarMax, Inc.	(190,566)	(10,654,545)
Cavium, Inc.	(9,643)	(494,782)
Chart Industries, Inc.	(10,734)	(499,668)
Chemed Corp.	(376)	(38,863)
The Clorox Co.	(6,313)	(628,144)
Coach, Inc.	(19,960)	(686,225)

	Shares	Value
Reference Entity – Short
United States (continued)
Cobalt International Energy, Inc.	(4,708)	$(55,131)
The Coca-Cola Co.	(385,428)	(16,141,725)
comScore, Inc.	(98,775)	(4,162,379)
Cooper Tire & Rubber Co.	(1,539)	(49,571)
Coty, Inc., Class A	(69,989)	(1,161,817)
Covanta Holding Corp.	(67,508)	(1,489,902)
Cracker Barrel Old Country Store, Inc.	(763)	(88,012)
Cray, Inc.	(16,320)	(565,651)
Crocs, Inc.	(370,075)	(4,322,476)
Darden Restaurants, Inc.	(228,610)	(11,837,426)
DaVita HealthCare Partners, Inc.	(2,242)	(175,033)
Dealertrack Technologies, Inc.	(29,109)	(1,369,578)
Dean Foods Co.	(366,220)	(5,387,096)
Demandware, Inc.	(1,892)	(113,425)
Diamondback Energy, Inc.	(17,032)	(1,165,670)
Diebold, Inc.	(306,349)	(10,853,945)
Dominion Resources, Inc.	(11,629)	(829,148)
Douglas Emmett, Inc.	(38,479)	(1,082,414)
Eagle Materials, Inc.	(3)	(262)
Eclipse Resources Corp.	(40,995)	(537,444)
Education Realty Trust, Inc.	(52,781)	(594,314)
Electronics For Imaging, Inc.	(8)	(366)
Eli Lilly & Co.	(7,210)	(478,239)
Ellie Mae, Inc.	(5,921)	(227,248)
EMCOR Group, Inc.	(8)	(353)
Enbridge Energy Management LLC	(24,383)	(866,328)
Energizer Holdings, Inc.	(986)	(120,933)
The EW Scripps Co.	(41,775)	(802,080)
Fastenal Co.	(1,113)	(49,017)
First American Financial Corp.	(6,259)	(189,773)
FirstEnergy Corp.	(38,270)	(1,429,002)
Five Below, Inc.	(68,965)	(2,749,635)
FleetCor Technologies, Inc.	(22,470)	(3,383,083)
Flotek Industries, Inc.	(174,735)	(3,872,128)
Frontier Communications Corp.	(1,293,739)	(8,461,053)
General Growth Properties, Inc.	(23,276)	(603,081)
Granite Construction, Inc.	(68,049)	(2,511,689)
Group 1 Automotive, Inc.	(3,691)	(315,322)
Groupon, Inc.	(526,452)	(3,848,364)
Guess?, Inc.	(20,555)	(455,704)
Guidewire Software, Inc.	(78,109)	(3,900,763)
Gulfmark Offshore, Inc., Class A	(11,248)	(339,240)
Harsco Corp.	(18,374)	(398,348)
HB Fuller Co.	(6)	(252)
Healthcare Realty Trust, Inc.	(12,101)	(320,313)
Healthcare Services Group, Inc.	(66,832)	(1,990,257)
Heartland Express, Inc.	(6,522)	(163,963)
HeartWare International, Inc.	(4,726)	(364,469)
Hecla Mining Co.	(62,363)	(135,951)
Hornbeck Offshore Services, Inc.	(14,808)	(454,013)
Hospira, Inc.	(100,078)	(5,374,189)

BLACKROCK FUNDS	OCTOBER 31, 2014 5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (continued)
Hudson City Bancorp, Inc.	(422,852)	$(4,080,522)
Impax Laboratories, Inc.	(4,643)	(134,508)
Integra LifeSciences Holdings Corp.	(44,811)	(2,290,290)
Intrepid Potash, Inc.	(411,032)	(5,528,380)
Iron Mountain, Inc.	(1,381)	(49,813)
Jabil Circuit, Inc.	(56,199)	(1,177,369)
Janus Capital Group, Inc.	(175,317)	(2,628,002)
JetBlue Airways Corp.	(33,362)	(384,997)
Joy Global, Inc.	(56,255)	(2,960,701)
Kate Spade & Co.	(229,129)	(6,216,270)
KB Home	(12,956)	(203,927)
Kinder Morgan Management LLC	(1)	(98)
Knight Transportation, Inc.	(30,519)	(892,986)
Laredo Petroleum, Inc.	(142,471)	(2,701,250)
Louisiana-Pacific Corp.	(498,507)	(7,278,202)
M&T Bank Corp.	(26,601)	(3,250,110)
Magnum Hunter Resources Corp.	(8,453)	(39,222)
Magnum Hunter Resources Corp., (Issued 12/27/07, 1 Share for 1 Warrant, Expires 4/15/16, Strike Price $45.82)	(60)	—
Markel Corp.	(923)	(637,691)
Marketo, Inc.	(28,660)	(924,858)
Martin Marietta Materials, Inc.	(19,956)	(2,333,256)
Mattress Firm Holding Corp.	(5,174)	(326,945)
McDermott International, Inc.	(690,535)	(2,651,654)
Medidata Solutions, Inc.	(13,035)	(588,009)
Memorial Resource Development Corp.	(24,642)	(667,552)
MGIC Investment Corp.	(200,359)	(1,787,202)
MSC Industrial Direct Co., Inc.	(71,041)	(5,752,190)
Navient Corp.	(6,883)	(136,146)
Navistar International Corp.	(161,642)	(5,717,278)
Netflix, Inc.	(8,549)	(3,357,791)
NetSuite, Inc.	(35,100)	(3,813,966)
The New York Times Co.	(20,016)	(257,005)
Nexstar Broadcasting Group, Inc.	(48,689)	(2,196,848)
NRG Yield, Inc., Class A	(20,626)	(1,030,681)
Oceaneering International, Inc.	(37,073)	(2,605,120)
Olin Corp.	(136,461)	(3,307,815)
ONEOK, Inc.	(6)	(354)
PDC Energy, Inc.	(11,237)	(491,282)
Peabody Energy Corp.	(38,629)	(402,900)
Piedmont Office Realty Trust, Inc.	(29,843)	(580,446)
Pilgrim's Pride Corp.	(3,933)	(111,737)
Pinnacle Entertainment, Inc.	(481,840)	(12,349,559)
Pioneer Natural Resources Co.	(4,687)	(886,124)
Platform Specialty Products Corp.	(8,803)	(228,878)
Post Holdings, Inc.	(30,671)	(1,150,163)
Proofpoint, Inc.	(129,559)	(5,705,778)
Public Service Enterprise Group, Inc.	(158,811)	(6,560,482)

	Shares	Value
Reference Entity – Short
United States (continued)
Radian Group, Inc.	(74,929)	$(1,262,554)
Range Resources Corp.	(13,932)	(952,949)
Realty Income Corp.	(9,113)	(419,471)
Regal Entertainment Group	(30,785)	(681,888)
Restoration Hardware Holdings, Inc.	(46,538)	(3,737,932)
Rexnord Corp.	(1,443)	(42,641)
RF Micro Devices, Inc.	(16,950)	(220,520)
Roper Industries, Inc.	(6,427)	(1,017,394)
Royal Caribbean Cruises Ltd.	(4,264)	(289,824)
Royal Gold, Inc.	(8,931)	(510,407)
RSP Permian, Inc.	(25,620)	(626,921)
Sabre Corp.	(13,724)	(236,053)
Sanchez Energy Corp.	(27,559)	(470,432)
SBA Communications Corp., Class A	(10,406)	(1,168,906)
SCANA Corp.	(51,703)	(2,837,978)
SEACOR Holdings, Inc.	(35,707)	(2,944,042)
Select Comfort Corp.	(61,758)	(1,586,563)
SemGroup Corp., Class A	(672)	(51,576)
ServiceNow, Inc.	(90,678)	(6,159,757)
Solera Holdings, Inc.	(6)	(312)
Sotheby's	(138,786)	(5,504,253)
Spectra Energy Corp.	(1,396)	(54,625)
The Spectranetics Corp.	(38,309)	(1,217,077)
Staples, Inc.	(99,540)	(1,262,167)
Stericycle, Inc.	(2,691)	(339,066)
SunEdison, Inc.	(362,826)	(7,078,735)
SUPERVALU, Inc.	(194,359)	(1,677,318)
SYNNEX Corp.	(20,673)	(1,430,158)
Sysco Corp.	(6,822)	(262,920)
TAL International Group, Inc.	(32,100)	(1,384,473)
TECO Energy, Inc.	(28,012)	(549,315)
Tempur Sealy International, Inc.	(22,296)	(1,173,661)
Tidewater, Inc.	(200,490)	(7,392,066)
Trex Co., Inc.	(3,029)	(130,247)
Under Armour, Inc., Class A	(89,671)	(5,880,624)
United Rentals, Inc.	(15,474)	(1,703,068)
US Ecology, Inc.	(40,876)	(2,055,245)
USG Corp.	(160,304)	(4,305,765)
UTi Worldwide, Inc.	(4,159)	(45,458)
Veeco Instruments, Inc.	(197,445)	(7,106,046)
ViaSat, Inc.	(8,134)	(509,514)
Vince Holding Corp.	(11,358)	(398,098)
Virtus Investment Partners, Inc.	(2,337)	(418,814)
Vornado Realty Trust	(35,682)	(3,906,465)
WageWorks, Inc.	(19,459)	(1,109,358)
Waste Management, Inc.	(83,454)	(4,080,066)
Westamerica BanCorp.	(28,250)	(1,393,855)
Westar Energy, Inc.	(7,673)	(290,116)
The Western Union Co.	(2,432)	(41,247)
WEX, Inc.	(55,620)	(6,316,207)
Wolverine World Wide, Inc.	(49,538)	(1,344,461)

BLACKROCK FUNDS	OCTOBER 31, 2014 6

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (concluded)
Workday, Inc., Class A	(49,947)	$(4,768,940)
WP Carey, Inc.	(16,363)	(1,108,102)
Wright Medical Group, Inc.	(107,368)	(3,394,976)
XPO Logistics, Inc.	(65,132)	(2,600,069)
Xylem, Inc.	(3,855)	(140,168)
Zendesk, Inc.	(1,953)	(50,778)
Zoetis, Inc.	(11,113)	(412,959)
Zynga, Inc., Class A	(1,024,306)	(2,611,980)

		(413,354,858)
Total Reference Entity – Short		(416,207,376)
Net Value of Reference Entity – Bank of America N.A.		$(24,768,147)

BLACKROCK FUNDS	OCTOBER 31, 2014 7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of October 31, 2014, expiration dates 1/20/15 – 1/07/16:

	Shares	Value
Reference Entity – Long
Australia
Arrium Ltd.	1,845,618	$547,945
Aurizon Holdings Ltd.	280,340	1,162,770
Bank of Queensland Ltd.	117,823	1,309,812
Crown Resorts Ltd.	56,487	724,538
CSR Ltd.	118,420	362,440
Fairfax Media, Ltd.	1,816,279	1,305,489
Flight Centre Travel Group Ltd.	16,578	615,123
JB Hi-Fi Ltd.	185,302	2,551,682
Liquefied Natural Gas Ltd.	46,911	156,281
Mirvac Group	1,009,560	1,601,678
Qantas Airways Ltd.	354,271	529,321
Rio Tinto Ltd.	12,215	652,260
Stockland	113,442	424,134
Transpacific Industries Group Ltd.	2,788,687	2,208,639

		14,152,112
Belgium
bpost SA	27,837	689,132
Delhaize Group	5,968	408,061
Solvay SA	2,622	357,955

		1,455,148
Canada
Aimia, Inc.	277,718	4,004,186
Air Canada, Class B	56,143	463,271
Bankers Petroleum Ltd.	87,326	335,497
Canadian National Railway Co.	51,975	3,664,375
Canfor Corp.	1,146	26,681
Dollarama, Inc.	18,753	1,647,595
Domtar Corp.	8,609	353,511
Emera, Inc.	5,785	194,484
Finning International, Inc.	39,647	1,023,670
Industrial Alliance Insurance & Financial Services, Inc.	16,479	664,102
Kelt Exploration Ltd.	17,782	149,728
Linamar Corp.	92,085	4,703,725
Manulife Financial Corp.	103,106	1,956,823
National Bank of Canada	36,775	1,718,919
Onex Corp.	70,163	3,958,711
Open Text Corp.	11,203	618,772
Raging River Exploration, Inc.	143,757	977,045
Royal Bank of Canada	2,464	174,921
Russel Metals, Inc.	7,389	215,366
Superior Plus Corp.	12,715	137,749

	Shares	Value
Reference Entity – Long
Canada (concluded)
TELUS Corp.	546,113	$19,571,008

		46,560,139
Denmark
Coloplast A/S, Class B	4,727	412,011
DSV	3,526	105,537
Novo Nordisk A/S, Class B	122,296	5,528,112

		6,045,660
Finland
Kesko OYJ, Class B	63,195	2,396,703
Konecranes OYJ	15,798	442,702
Stora Enso OYJ, Class R	48,482	399,466

		3,238,871
France
Arkema	21,232	1,310,480
AtoS	3,200	221,147
AXA SA	104,960	2,424,421
Cap Gemini SA	28,377	1,867,097
EDF	166,895	4,928,140
Etablissements Maurel et Prom	69,090	825,771
Faurecia	9,266	300,145
Havas SA	44,583	360,356
Hermes International	876	271,283
ICADE	14,584	1,160,340
Iliad SA	187	40,892
Imerys SA	9,392	673,949
Ipsen SA	17,661	868,118
Metropole Television SA	7,655	132,475
Safran SA	8,435	534,218
Schneider Electric SE	6,002	472,874
SCOR SE	5,517	169,054
Societe Television Francaise 1	5,544	82,653
Solocal Group	1,342,737	825,014
Technicolor SA, Registered Shares	167,425	988,480
Thales SA	2,224	110,444

		18,567,351
Germany
adidas AG	30,987	2,257,898
Continental AG	4,814	948,193
Daimler AG, Registered Shares	7,393	576,425
Deutsche Lufthansa AG, Registered Shares	34,504	511,096
Duerr AG	11,116	780,834
E.ON SE	144,645	2,493,693
Fresenius SE & Co. KGaA	19,006	977,973
Hochtief AG	2,294	169,753
K+S AG, Registered Shares	15,218	426,481
MTU Aero Engines AG	7,001	614,024

BLACKROCK FUNDS	OCTOBER 31, 2014 8

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Germany (concluded)
Muenchener Rueckversicherungs AG, Registered Shares	5,791	$1,140,177
SAP AG	44,256	3,015,401
Siemens AG, Registered Shares	55,754	6,288,685
Solarworld AG	10	180
Symrise AG	8,530	480,915
TUI AG	83,739	1,282,379

		21,964,107
Hong Kong
BOC Hong Kong Holdings Ltd.	370,500	1,233,360
Cheung Kong Holdings Ltd.	63,000	1,118,393
Galaxy Entertainment Group Ltd.	66,000	450,630
HK Electric Investments & HK Electric Investments Ltd.	89,500	59,328
HKT Trust and HKT Ltd.	219,000	266,793
Hutchison Whampoa Ltd.	90,000	1,141,250
Kerry Properties Ltd.	340,500	1,168,058
Luk Fook Holdings International Ltd.	46,000	137,158
SJM Holdings Ltd.	71,000	150,065

		5,725,035
Iran
Smurfit Kappa Group PLC	8,156	168,517
Ireland
C&C Group PLC	46,798	208,424
DCC PLC	25,256	1,415,365
James Hardie Industries SE	303,657	3,239,000

		4,862,789
Italy
Autogrill SpA	39,755	269,438
Moncler SpA	264,851	3,675,935
Telecom Italia SpA, Non-Convertible Savings Shares	186,142	166,549

		4,111,922
Japan
Advantest Corp.	168,500	1,964,817
Asahi Group Holdings Ltd.	292,900	9,085,423
Astellas Pharma, Inc.	949,100	14,730,495
Chugai Pharmaceutical Co., Ltd.	1,900	59,399
COMSYS Holdings Corp.	144,700	2,583,268
Credit Saison Co., Ltd.	5,500	116,107
Daifuku Co., Ltd.	3,800	44,012
Daito Trust Construction Co., Ltd.	20,700	2,579,236
Daiwa House Industry Co., Ltd.	48,500	917,600
DIC Corp.	191,000	391,453
Disco Corp.	43,900	2,996,579
FANUC Corp.	127,900	22,540,554
Fast Retailing Co., Ltd.	5,400	2,007,489

	Shares	Value
Reference Entity – Long
Japan (continued)
Frontier Real Estate Investment Corp.	136	$626,418
Fujitsu General Ltd.	40,000	500,736
Haseko Corp.	710,800	5,210,111
Hitachi High-Technologies Corp.	29,300	895,100
Hoshizaki Electric Co., Ltd.	1,500	72,657
Hoya Corp.	290,900	10,294,030
Ichigo Group Holdings Co Ltd.	115,400	322,052
Isuzu Motors Ltd.	25,200	328,794
J Trust Co., Ltd.	44,100	444,131
JTEKT Corp.	8,800	141,532
KDDI Corp.	102,400	6,724,551
Keihin Corp.	156,600	1,978,487
Kenedix, Inc.	745,200	3,502,941
Keyence Corp.	13,800	6,687,239
Kikkoman Corp.	3,000	69,004
Lawson, Inc.	12,100	820,832
Micronics Japan Co., Ltd.	3,200	162,885
MISUMI Group, Inc.	13,800	435,443
Mitsubishi Electric Corp.	211,000	2,720,589
Mitsubishi Materials Corp.	17,000	53,208
Mitsubishi Motors Corp.	479,500	4,933,668
Nachi-Fujikoshi Corp.	7,000	43,500
Nexon Co., Ltd.	42,200	371,876
NH Foods Ltd.	7,000	161,418
Nidec Corp.	7,300	482,330
Nifco, Inc.	37,100	1,175,573
Nihon M&A Center, Inc.	30,700	882,295
Nippon Kayaku Co., Ltd.	5,000	64,011
Nippon Telegraph & Telephone Corp.	185,900	11,566,479
Nissan Chemical Industries Ltd.	248,700	4,611,105
NSK Ltd.	56,000	733,493
Oki Electric Industry Co., Ltd.	39,000	90,615
OKUMA Corp.	34,000	244,123
Omron Corp.	67,100	3,176,156
Oriental Land Co., Ltd.	11,500	2,459,150
OSG Corp.	2,900	47,288
Panasonic Corp.	272,000	3,272,499
Sanwa Holdings Corp.	53,000	367,503
Secom Co., Ltd.	86,300	5,318,239
Sekisui Chemical Co., Ltd.	4,000	49,853
Senshu Ikeda Holdings, Inc.	208,200	1,077,098
Shionogi & Co., Ltd.	107,100	2,801,923
The Shizuoka Bank Ltd.	6,000	61,997
Sojitz Corp.	519,200	773,932
Square Enix Holdings Co., Ltd.	78,900	1,623,785
Sumitomo Dainippon Pharma Co. Ltd.	109,500	1,291,655
Sumitomo Mitsui Trust Holdings, Inc.	1,338,000	5,462,680
Sumitomo Real Estate Sales Co. Ltd.	20,300	467,467

BLACKROCK FUNDS	OCTOBER 31, 2014 9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Japan (concluded)
Takashimaya Co., Ltd.	18,000	$153,334
Temp Holdings Co., Ltd.	20,600	669,389
Terumo Corp.	15,700	392,478
Tokyo Electron Ltd.	1,900	121,818
Tokyu Fudosan Holdings Corp.	84,600	601,278
Trend Micro, Inc.	42,300	1,425,323
TS Tech Co., Ltd.	50,100	1,231,389
Yamaha Motor Co., Ltd.	23,700	448,350
Yamato Kogyo Co., Ltd.	2,500	80,987
Yaskawa Electric Corp.	30,800	399,235
Zenkoku Hosho Co., Ltd.	16,100	508,799

		161,651,263
Netherlands
Aegon NV	57,134	465,668
Arcadis NV	27,032	831,591
ASM International NV	2,117	84,834
Koninklijke Philips Electronics NV	25,492	712,702
Wolters Kluwer NV	1,524	40,689

		2,135,484
Norway
Akastor ASA	12,600	43,400
Aker Solutions ASA	169,832	1,100,328
BW LPG Ltd.	132,950	1,260,138
Storebrand ASA	496,133	2,543,874
Subsea 7 SA	356,115	3,832,289
Telenor ASA	1,688	37,957

		8,817,986
Portugal
CTT - Correios de Portugal SA	4,230	39,205
Singapore
Ascendas Real Estate Investment Trust	184,000	319,390
CapitaMall Trust	2,313,000	3,547,660
Indofood Agri Resources Ltd.	65,000	42,291
M1 Ltd.	27,000	73,348
Noble Group Ltd.	1,342,000	1,249,211

		5,231,900
Spain
ACS Actividades de Construccion y Servicios SA	31,058	1,152,807
Amadeus IT Holding SA, Class A	13,059	480,469
Banco de Sabadell SA	28,144	81,370
CaixaBank SA	65,316	356,965
Distribuidora Internacional de Alimentacion SA	482,792	3,067,552
Ebro Foods SA	22,961	410,984
Ferrovial SA	22,602	462,099
Iberdrola SA	121,058	856,959

	Shares	Value
Reference Entity – Long
Spain (concluded)
International Consolidated Airlines Group SA	8,384	$54,835
Repsol SA	32,994	737,382
Sacyr SA	41,182	180,947
Telefonica SA	66,039	993,734

		8,836,103
Sweden
BillerudKorsnas AB	2,811	41,001
Hennes & Mauritz AB, Class B	73,031	2,913,898
Intrum Justitia AB	91,556	2,726,693
Investment AB Kinnevik, Class B	58,793	1,866,846
Skandinaviska Enskilda Banken AB, Class A	349,803	4,492,962
Svenska Cellulosa AB, B Shares	82,475	1,847,974
Swedbank AB, Class A	211,462	5,603,885
Tele2 AB, Class B	28,584	363,177
Telefonaktiebolaget LM Ericsson, Class B	175,162	2,069,784

		21,926,220
Switzerland
Baloise Holding AG, Registered Shares	3,997	503,161
DKSH Holding AG	618	45,695
Swiss Life Holding AG, Registered Shares	2,929	672,032

		1,220,888
United Kingdom
Antofagasta PLC	132,050	1,487,121
Berkeley Group Holdings PLC	94,703	3,463,410
Booker Group PLC	199,123	447,497
BT Group PLC	216,585	1,276,840
Howden Joinery Group PLC	753,967	4,136,740
Inchcape PLC	61,271	682,578
International Consolidated Airlines Group SA	217,497	1,426,776
Melrose Industries PLC	100,865	414,563
Pace PLC	82,116	456,519
Qinetiq Group PLC	78,253	253,626
Tate & Lyle PLC	102,188	988,985
UBM PLC	133,087	1,213,132
Vedanta Resources PLC	29,315	386,845

		16,634,632

Preferred Stocks
United Kingdom
Rolls-Royce Holdings PLC	7,332,210	11,729
Total Reference Entity – Long		353,357,061

BLACKROCK FUNDS	OCTOBER 31, 2014 10

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Austria
Andritz AG	(10,638)	$(514,073)
BUWOG AG	(17,606)	(325,491)
CA Immobilien Anlagen AG	(29,753)	(570,679)
Conwert Immobilien Invest SE	(877)	(9,726)
Erste Group Bank AG	(265,253)	(6,768,600)
IMMOFINANZ AG	(134,929)	(408,486)
Schoeller-Bleckmann Oilfield Equipment AG	(400)	(34,472)
Verbund AG	(124,077)	(2,510,843)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(26,844)	(1,292,292)

		(12,434,662)
Canada
Agrium, Inc.	(51,446)	(5,033,451)
Alamos Gold, Inc.	(5,270)	(39,325)
AltaGas Ltd.	(7,604)	(313,727)
ARC Resources Ltd.	(6,986)	(164,756)
AutoCanada, Inc.	(25,940)	(1,440,791)
Badger Daylighting Ltd.	(1,802)	(44,273)
Brookfield Asset Management, Inc., Class A	(4,546)	(222,530)
Canadian Oil Sands Ltd.	(38,980)	(610,786)
Canadian Utilities Ltd.	(1,774)	(61,324)
Cineplex, Inc.	(70,964)	(2,673,467)
George Weston Ltd.	(523)	(42,729)
HudBay Minerals, Inc.	(6,150)	(47,092)
Hudson's Bay Co.	(77,946)	(1,352,756)
IGM Financial, Inc.	(5,497)	(219,870)
Imperial Oil Ltd.	(18,435)	(887,033)
Manitoba Telecom Services, Inc.	(14,055)	(370,502)
Mullen Group Ltd.	(10,326)	(200,647)
Norbord, Inc.	(18,352)	(359,045)
Paramount Resources Ltd.	(1,677)	(70,231)
PrairieSky Royalty, Ltd.	(14,876)	(458,007)
West Fraser Timber Co., Ltd.	(847)	(44,437)

		(14,656,779)
China
FIH Mobile Ltd.	(677,000)	(360,673)
Finland
Outokumpu OYJ	(233,211)	(1,323,968)
France
Accor SA	(58,038)	(2,438,309)
Legrand SA	(8,644)	(465,231)
Remy Cointreau SA	(1)	(71)

		(2,903,611)
Germany
Deutsche Wohnen AG	(3,023)	(68,234)
Drillisch AG	(320,873)	(11,175,680)
ElringKlinger AG	(1,324)	(40,498)

	Shares	Value
Reference Entity – Short
Germany (concluded)
Fraport AG Frankfurt Airport Services Worldwide	(12,895)	$(798,984)
Leoni AG	(11,964)	(687,253)
Rheinmetall AG	(80,515)	(3,469,116)
TAG Immobilien AG	(59,827)	(700,730)
ThyssenKrupp AG	(30,239)	(728,808)

		(17,669,303)
Hong Kong
Chow Tai Fook Jewellery Group Ltd.	(2,606,400)	(3,625,518)
Esprit Holdings Ltd.	(2,078,700)	(2,603,932)
Hang Lung Properties Ltd.	(104,000)	(324,764)
Henderson Land Development Co., Ltd.	(58,000)	(391,835)
Hong Kong & China Gas Co., Ltd.	(3,664,000)	(8,556,122)
Jardine Matheson Holdings Ltd.	(33,952)	(2,034,672)
Jardine Strategic Holdings Ltd.	(57,500)	(2,049,684)
The Link REIT	(159,500)	(937,955)
Melco International Development Ltd.	(266,000)	(721,212)
PCCW Ltd.	(81,000)	(51,493)
Swire Pacific Ltd.	(287,500)	(3,771,009)
The Wharf Holdings Ltd.	(119,000)	(880,139)

		(25,948,335)
Italy
Prysmian SpA	(7,257)	(125,773)
Tod's SpA	(2,945)	(271,708)

		(397,481)
Japan
Acom Co., Ltd.	(147,800)	(492,654)
Adastria Holdings Co., Ltd.	(1,800)	(40,040)
Aeon Co., Ltd.	(19,400)	(191,960)
AEON Financial Service Co., Ltd.	(99,000)	(2,068,959)
Aeon Mall Co., Ltd.	(31,800)	(583,714)
Aiful Corp.	(600,400)	(2,493,873)
Alfresa Holdings Corp.	(24,400)	(309,634)
Asahi Glass Co., Ltd.	(1,902,000)	(9,899,304)
Asics Corp.	(1,800)	(42,150)
Autobacs Seven Co., Ltd.	(129,100)	(1,893,873)
Chiyoda Corp.	(39,000)	(401,771)
Clarion Co., Ltd.	(72,000)	(236,942)
Coca-Cola East Japan Co., Ltd.	(215,100)	(3,870,306)
Cosmos Pharmaceutical Corp.	(18,600)	(2,659,411)
Daihatsu Motor Co., Ltd.	(101,800)	(1,444,843)
Don Quijote Holdings Co., Ltd.	(1,800)	(107,849)
FUJIFILM Holdings Corp.	(66,400)	(2,228,954)
Fujitsu Ltd.	(133,000)	(808,569)
GMO internet, Inc.	(31,900)	(267,848)
Hino Motors Ltd.	(157,300)	(2,301,783)
Hirose Electric Co., Ltd.	(600)	(73,566)

BLACKROCK FUNDS	OCTOBER 31, 2014 11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Japan (continued)
Hokuriku Electric Power Co.	(23,700)	$(319,957)
Ibiden Co., Ltd.	(2,500)	(37,580)
IHI Corp.	(2,722,000)	(13,121,754)
Isetan Mitsukoshi Holdings Ltd.	(75,400)	(1,026,500)
Iwatani Corp.	(624,000)	(4,266,377)
Japan Display, Inc.	(282,100)	(837,396)
Japan Exchange Group, Inc.	(16,300)	(404,339)
Japan Prime Realty Investment Corp.	(124)	(456,653)
Japan Real Estate Investment Corp.	(536)	(2,920,798)
Japan Retail Fund Investment Corp.	(685)	(1,379,210)
The Japan Steel Works Ltd.	(98,000)	(350,549)
K's Holdings Corp.	(36,900)	(1,019,078)
Kagome Co., Ltd.	(156,000)	(2,530,879)
Kanamoto Co., Ltd.	(7,000)	(255,503)
Kansai Paint Co., Ltd.	(20,000)	(305,731)
Keihan Electric Railway Co., Ltd.	(9,000)	(44,111)
Kenedix Office Investment Corp.	(31)	(165,769)
Kirin Holdings Co., Ltd.	(127,700)	(1,655,605)
Kurita Water Industries Ltd.	(31,100)	(671,116)
Kyocera Corp.	(364,600)	(16,804,934)
Kyushu Electric Power Co., Inc.	(278,400)	(3,020,543)
LIXIL Group Corp.	(70,700)	(1,550,477)
Mabuchi Motor Co., Ltd.	(4,600)	(397,324)
McDonald's Holdings Co. Japan Ltd.	(21,400)	(522,319)
Mitsubishi Chemical Holdings Corp.	(42,800)	(210,828)
Mitsui Chemicals, Inc.	(31,000)	(89,798)
Mitsui Engineering & Shipbuilding Co., Ltd.	(861,000)	(1,871,786)
Mitsui Fudosan Co., Ltd.	(91,000)	(2,927,144)
Mitsui OSK Lines Ltd.	(323,000)	(1,020,472)
NHK Spring Co., Ltd.	(119,200)	(1,090,958)
Nikon Corp.	(24,200)	(331,580)
Nintendo Co., Ltd.	(600)	(64,667)
Nippon Electric Glass Co. Ltd.	(805,000)	(3,743,286)
Nippon Express Co., Ltd.	(57,000)	(250,741)
Nippon Paint Co., Ltd.	(76,000)	(1,725,758)
Nippon Shinyaku Co., Ltd.	(28,000)	(805,910)
Nisshin Seifun Group, Inc.	(51,500)	(520,769)
Oji Holdings Corp.	(11,000)	(39,771)
Ono Pharmaceutical Co., Ltd.	(61,600)	(6,218,176)
Onward Holdings Co., Ltd.	(214,000)	(1,314,985)
Oracle Corp. Japan	(14,100)	(545,857)
OSAKA Titanium Technologies Co., Ltd.	(6,600)	(128,351)
Otsuka Corp.	(1,000)	(37,183)
Pacific Metals Co., Ltd.	(241,000)	(762,431)
Pioneer Corp.	(1,540,400)	(4,041,415)
Rengo Co., Ltd.	(888,000)	(3,909,023)

	Shares	Value
Reference Entity – Short
Japan (concluded)
Ryohin Keikaku Co., Ltd.	(46,800)	$(6,319,451)
Sanken Electric Co., Ltd.	(174,000)	(1,366,598)
Santen Pharmaceutical Co., Ltd.	(900)	(53,718)
Sega Sammy Holdings, Inc.	(3,600)	(57,188)
Seiko Epson Corp.	(12,000)	(556,857)
Seiko Holdings Corp.	(9,000)	(44,852)
Sekisui House Ltd.	(170,800)	(2,123,879)
Seven Bank Ltd.	(85,300)	(356,247)
Sharp Corp.	(125,000)	(314,808)
Shimadzu Corp.	(109,000)	(948,443)
Shimizu Corp.	(361,000)	(2,664,076)
Shinko Electric Industries Co., Ltd.	(12,600)	(73,167)
Showa Denko KK	(978,000)	(1,294,221)
Start Today Co., Ltd.	(9,200)	(199,062)
Sumco Corp.	(174,300)	(2,344,181)
Sumitomo Forestry Co., Ltd.	(108,900)	(1,144,319)
Sumitomo Heavy Industries Ltd.	(26,000)	(142,543)
Taiyo Nippon Sanso Corp.	(5,000)	(45,015)
Taiyo Yuden Co., Ltd.	(643,400)	(6,613,890)
TonenGeneral Sekiyu KK	(69,000)	(602,231)
Toyo Suisan Kaisha Ltd.	(225,200)	(7,777,560)
Toyo Tire & Rubber Co., Ltd.	(224,300)	(3,700,100)
Toyota Tsusho Corp.	(17,400)	(438,743)
UNY Group Holdings Co., Ltd.	(114,300)	(605,954)
Yamato Holdings Co., Ltd.	(9,700)	(207,407)
Yokogawa Electric Corp.	(180,100)	(2,505,720)

		(160,633,624)
Macau
Sands China Ltd.	(22,800)	(142,206)
Wynn Macau Ltd.	(338,800)	(1,224,798)

		(1,367,004)
Netherlands
SBM Offshore NV	(121,302)	(1,518,334)
Norway
Marine Harvest ASA	(166,649)	(2,360,163)
Opera Software ASA	(164,011)	(2,053,912)

		(4,414,075)
Portugal
Jeronimo Martins SGPS SA	(681,096)	(5,960,687)
Singapore
Global Logistic Properties, Ltd.	(2,413,000)	(5,170,973)
Golden Agri-Resources Ltd.	(10,916,000)	(4,423,720)
Neptune Orient Lines Ltd.	(467,000)	(303,783)
SIA Engineering Co., Ltd.	(258,000)	(956,729)
Singapore Technologies Engineering Ltd.	(19,000)	(55,471)
Suntec Real Estate Investment Trust	(3,295,000)	(4,577,816)

BLACKROCK FUNDS	OCTOBER 31, 2014 12

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Singapore (concluded)
Wilmar International Ltd.	(1,792,000)	$(4,466,899)

		(19,955,391)
South Africa
Investec PLC	(5,819)	(53,357)
Lonmin PLC	(381,873)	(1,070,422)

		(1,123,779)
Switzerland
Dufry AG	(43,395)	(6,256,263)
Panalpina Welttransport Holding AG	(21,081)	(2,730,877)
SGS SA	(4,246)	(9,334,922)
STMicroelectronics NV	(364,012)	(2,431,504)

		(20,753,566)
United Kingdom
Aviva PLC	(12,676)	(106,025)
Barratt Developments PLC	(46,052)	(309,579)
Capita PLC	(60,416)	(1,062,229)
Centrica PLC	(162,315)	(787,223)
DS Smith PLC	(365,562)	(1,552,634)
G4S PLC	(788,821)	(3,228,839)
Hargreaves Lansdown PLC	(282,460)	(4,500,788)
ICAP PLC	(237,384)	(1,593,727)
Imagination Technologies Group PLC	(32,381)	(99,049)
Ladbrokes PLC	(297,167)	(562,852)
Lloyds Banking Group PLC	(135,109)	(166,845)
Marks & Spencer Group PLC	(33,097)	(215,522)
Meggitt PLC	(91,389)	(660,140)
Michael Page International PLC	(800,496)	(4,991,149)
Pennon Group PLC	(379,714)	(5,067,024)
Petrofac Ltd.	(9,628)	(163,131)
Serco Group PLC	(182,204)	(867,712)
Smiths Group PLC	(326,594)	(6,099,701)
Spectris PLC	(17,099)	(493,885)
Sports Direct International PLC	(178,398)	(1,842,573)
SSE PLC	(11,797)	(302,369)
Tesco PLC	(647,082)	(1,796,292)
Thomas Cook Group PLC	(354,951)	(707,193)
Travis Perkins PLC	(4,955)	(131,289)
Whitbread PLC	(6,012)	(420,245)

		(37,728,015)
United States
Tahoe Resources, Inc.	(49,296)	(854,222)
Total Reference Entity – Short		(330,003,509)
Net Value of Reference Entity - Deutsche Bank AG		$23,353,552

BLACKROCK FUNDS	OCTOBER 31, 2014 13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2014, expiration dates 12/16/14 – 5/19/16:

	Shares	Value
Reference Entity – Long
Bermuda
Assured Guaranty Ltd.	101,834	$2,350,329
Canada
Canadian Solar, Inc.	2,536	80,899
Israel
Mellanox Technologies, Ltd.	2,044	91,551
Netherlands
Chicago Bridge & Iron Co. NV	1,545	84,419
NXP Semiconductor NV	164,552	11,298,140

		11,382,559
Singapore
Flextronics International Ltd.	143,206	1,535,168
Spain
Abengoa Yield PLC	1,330	43,225
United Kingdom
Markit Ltd.	232,652	5,941,932
Navigator Holdings, Ltd.	44,649	1,081,845

		7,023,777
United States
Aaron's, Inc.	15,114	374,223
Acxiom Corp.	95,673	1,802,479
The AES Corp.	3,246	45,671
Affiliated Managers Group, Inc.	24,452	4,885,265
Air Lease Corp.	165,333	6,049,534
Akamai Technologies, Inc.	55,713	3,359,494
Ally Financial, Inc.	177,888	4,038,058
AMERCO, Inc.	2,142	580,739
American Financial Group, Inc.	47,291	2,829,421
ANSYS, Inc.	3,014	236,780
Apple, Inc.	16,884	1,823,472
ArcBest Corp.	93,603	3,622,436
Aspen Technology, Inc.	84,143	3,107,401
Atmos Energy Corp.	2,913	154,389
B/E Aerospace, Inc.	1,116	83,086
The Babcock & Wilcox Co.	11,565	330,759
Benchmark Electronics, Inc.	49,748	1,180,023
Berry Plastics Group, Inc.	225,567	5,869,253
Bloomin' Brands, Inc.	19,452	367,837
The Boeing Co.	79,939	9,985,180
Boise Cascade Co.	43,230	1,558,874
Booz Allen Hamilton Holding Corp.	10,527	277,386
Broadridge Financial Solutions, Inc.	32,419	1,424,167

	Shares	Value
Reference Entity – Long
United States (continued)
Bunge Ltd.	25,146	$2,229,193
Cabot Microelectronics Corp.	47,113	2,272,260
Cameron International Corp.	2,257	134,404
Catalent, Inc.	112,286	2,922,805
CBS Corp., Class B	1,439	78,023
CBS Outdoor Americas, Inc.	31,791	967,400
CDK Global, Inc.	12,071	405,586
CenterPoint Energy, Inc.	8,017	196,817
Cirrus Logic, Inc.	3,066	59,174
Clearwater Paper Corp.	2,995	192,728
CNA Financial Corp.	2,428	94,886
Coca-Cola Enterprises, Inc.	106,199	4,603,727
Cognex Corp.	2,458	97,238
CommScope Holding Co., Inc.	140,118	3,018,142
Computer Sciences Corp.	2,784	168,154
CONMED Corp.	15,140	635,729
Core-Mark Holding Co., Inc.	1,900	110,257
Costco Wholesale Corp.	5,471	729,667
Crane Co.	21,745	1,355,801
Crimson Wine Group Ltd.	1	9
Cyberonics, Inc.	3,660	192,150
Cytec Industries, Inc.	4,411	205,685
Delek U.S. Holdings, Inc.	80,148	2,716,216
Delta Air Lines, Inc.	334,856	13,471,257
Diodes, Inc.	51,381	1,327,171
Dollar General Corp.	48,769	3,056,353
Dollar Tree, Inc.	38,938	2,358,475
The Dow Chemical Co.	116,212	5,740,873
DuPont Fabros Technology, Inc.	21,499	665,824
Dynegy, Inc.	11,015	335,958
Eastman Chemical Co.	48,108	3,886,164
EnLink Midstream LLC	80,359	3,045,606
Envision Healthcare Holdings, Inc.	24,734	864,453
Evercore Partners, Inc., Class A	63,196	3,271,657
FedEx Corp.	5,264	881,194
Glacier Bancorp, Inc.	25,935	744,075
Google, Inc., Class A	9,220	5,235,761
Great Plains Energy, Inc.	31,898	859,013
Greatbatch, Inc.	13,231	664,064
Halliburton Co.	288,218	15,892,341
The Hanover Insurance Group, Inc.	26,060	1,744,456
Health Net, Inc.	108,483	5,154,027
Honeywell International, Inc.	35,776	3,438,789
Iconix Brand Group, Inc.	1,368	54,734
ICU Medical, Inc.	25,938	1,839,004
IDEXX Laboratories, Inc.	4,046	573,197
Informatica Corp.	26,183	933,686
Ingram Micro, Inc., Class A	87,764	2,355,586
Insight Enterprises, Inc.	5,963	135,658
The Interpublic Group of Cos., Inc.	69,136	1,340,547
ITT Corp.	24,858	1,120,101

BLACKROCK FUNDS	OCTOBER 31, 2014 14

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
United States (continued)
Jack Henry & Associates, Inc.	2,405	$143,867
Jones Lang LaSalle, Inc.	806	108,979
Lancaster Colony Corp.	20,399	1,866,305
Landstar System, Inc.	3,359	248,600
Las Vegas Sands Corp.	105,451	6,565,379
Lear Corp.	4,254	393,495
Liberty Interactive Corp., Series A	46,916	1,226,384
Liberty TripAdvisor Holdings, Inc., Series A	7,946	250,935
Liberty Ventures, Series A	1	37
Lincoln National Corp.	42,075	2,304,027
Lions Gate Entertainment Corp.	7,379	244,466
LogMeIn, Inc.	60,822	2,922,497
LyondellBasell Industries NV, Class A	41,357	3,789,542
Mallinckrodt PLC	61,670	5,684,741
Manhattan Associates, Inc.	126,585	5,077,324
Manpowergroup, Inc.	255,739	17,070,578
Marathon Petroleum Corp.	78,546	7,139,831
Marvell Technology Group Ltd.	683,966	9,192,503
Masimo Corp.	2,597	65,548
Matson, Inc.	41,124	1,171,623
MAXIMUS, Inc.	106,998	5,185,123
MBIA, Inc.	479,595	4,680,847
MDU Resources Group, Inc.	7,272	204,925
The Medicines Co.	76,013	1,924,649
MetLife, Inc.	14,414	781,815
The Michaels Cos., Inc.	95,049	1,737,496
Monster Beverage Corp.	30,722	3,099,235
MRC Global, Inc.	94,280	1,982,708
NCR Corp.	26,572	735,247
New Jersey Resources Corp.	6,936	405,617
NIC, Inc.	112,606	2,075,329
NorthStar Asset Management Group, Inc.	7,496	135,828
Nucor Corp.	12,182	658,559
NVIDIA Corp.	8,096	158,196
OGE Energy Corp.	16,333	609,058
On Assignment, Inc.	140,983	4,102,605
ON Semiconductor Corp.	357,279	2,961,843
OSI Systems, Inc.	22,713	1,609,897
Parsley Energy, Inc., Class A	166,961	2,833,328
Patterson-UTI Energy, Inc.	198,946	4,581,726
Pegasystems, Inc.	78,225	1,695,136
Penske Automotive Group, Inc.	28,078	1,270,249
Pfizer, Inc.	102,545	3,071,223
PH Glatfelter Co.	8,618	217,432
Phillips 66	8,665	680,202
Plantronics, Inc.	6,339	328,804
Polycom, Inc.	3,679	48,121
PPG Industries, Inc.	10,262	2,090,267
Premier, Inc., Class A	7,520	251,018
Prestige Brands Holdings, Inc.	61,622	2,182,651

	Shares	Value
Reference Entity – Long
United States (continued)
Priceline Group, Inc.	664	$800,923
PrivateBancorp, Inc.	4,098	132,447
Progress Software Corp.	89,783	2,325,380
QLogic Corp.	7,044	83,190
QUALCOMM, Inc.	125,845	9,880,091
Rackspace Hosting, Inc.	1,273	48,832
Raymond James Financial, Inc.	1,644	92,278
RCS Capital Corp., Class A	23,879	391,854
Reinsurance Group of America, Inc.	31,956	2,692,293
Rock-Tenn Co., Class A	1,059	54,168
Rollins, Inc.	3,010	95,929
Ross Stores, Inc.	6,485	523,469
RPC, Inc.	133,163	2,183,873
Santander Consumer USA Holdings, Inc.	213,917	3,957,464
The Scotts Miracle-Gro Co., Class A	12,007	711,295
SeaWorld Entertainment, Inc.	195,269	3,756,976
SEI Investments Co.	36,461	1,409,582
Semtech Corp.	17,190	436,282
ServiceMaster Global Holdings, Inc.	58,118	1,393,670
Silicon Laboratories, Inc.	3,255	148,395
Six Flags Entertainment Corp.	12,313	496,214
Skyworks Solutions, Inc.	254,034	14,794,940
SM Energy Co.	14,721	828,792
SolarWinds, Inc.	2,885	137,182
Southwest Gas Corp.	9,437	548,195
Steel Dynamics, Inc.	27,638	635,950
Superior Energy Services, Inc.	96,205	2,419,556
Swift Transportation Co.	75,012	1,852,796
T-Mobile U.S., Inc.	42,182	1,231,293
Telephone & Data Systems, Inc.	45,960	1,178,414
TerraForm Power, Inc., Class A	7,752	220,622
Third Point Reinsurance Ltd.	76,215	1,166,089
Thor Industries, Inc.	931	49,241
Thoratec Corp.	8,165	221,925
Time Warner, Inc.	39,580	3,145,423
Time, Inc.	180,908	4,086,712
TimkenSteel Corp.	25,327	1,027,770
TRI Pointe Homes, Inc.	454,352	6,220,079
TripAdvisor, Inc.	1,482	131,394
TrueCar, Inc.	46,130	774,984
Ulta Salon Cosmetics & Fragrance, Inc.	3,209	387,679
Unit Corp.	33,709	1,632,190
United Continental Holdings, Inc.	42,851	2,262,961
United Stationers, Inc.	6,439	268,957
United Technologies Corp.	31,187	3,337,009
Valero Energy Corp.	218,887	10,964,050
Validus Holdings Ltd.	3,342	132,945
VCA, Inc.	961	43,793
Verizon Communications, Inc.	88,459	4,445,065

BLACKROCK FUNDS	OCTOBER 31, 2014 15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
United States (concluded)
Voya Financial, Inc.	121,163	$4,755,648
Vulcan Materials Co.	981	60,538
WABCO Holdings, Inc.	42,367	4,125,698
Waddell & Reed Financial, Inc., Class A	154,466	7,374,207
Washington Federal, Inc.	33,047	721,416
Washington Prime Group, Inc.	7,560	133,283
WESCO International, Inc.	2,602	214,431
Western Digital Corp.	56,169	5,525,345
Whiting Petroleum Corp.	124,605	7,630,810
Whole Foods Market, Inc.	594	23,362
WPX Energy, Inc.	165,861	3,171,262
Zebra Technologies Corp., Class A	808	59,590

		405,683,998
Total Reference Entity – Long		428,191,506

Reference Entity – Short
Australia
InterOil Corp.	(169,578)	(9,604,898)
Netherlands
Core Laboratories NV	(1,805)	(251,852)
Norway
Ship Finance International, Ltd.	(46,456)	(798,579)
Sweden
Autoliv, Inc.	(19,511)	(1,789,939)
United Kingdom
Ensco PLC, Class A	(73,323)	(2,976,180)
Noble Corp. PLC	(81,605)	(1,707,177)

		(4,683,357)
United States
ABIOMED, Inc.	(112,810)	(3,699,040)
Acadia Healthcare Co., Inc.	(68,915)	(4,276,176)
AECOM Technology Corp.	(22,511)	(732,733)
AK Steel Holding Corp.	(32,203)	(243,777)
Akorn, Inc.	(1,151)	(51,277)
Alere, Inc.	(2,565)	(102,523)
Alexander & Baldwin, Inc.	(9,588)	(383,808)
Allegheny Technologies, Inc.	(254,745)	(8,368,373)
Allegiant Travel Co.	(11,203)	(1,495,264)
American Eagle Outfitters, Inc.	(323,443)	(4,162,711)
American Tower Corp.	(4,859)	(473,752)
Antero Resources Corp.	(16,563)	(868,564)
Arista Networks, Inc.	(9,906)	(804,862)
Astoria Financial Corp.	(8,603)	(113,129)
athenahealth, Inc.	(51,545)	(6,314,263)
AutoZone, Inc.	(1,667)	(922,718)
Avery Dennison Corp.	(278,619)	(13,053,300)
Axiall Corp.	(36,382)	(1,466,195)

	Shares	Value
Reference Entity – Short
United States (continued)
Barnes & Noble, Inc.	(68,436)	$(1,493,274)
Boyd Gaming Corp.	(114,731)	(1,325,143)
Bristow Group, Inc.	(3,500)	(258,650)
Cabela's, Inc.	(102,596)	(4,926,660)
Cablevision Systems Corp.	(172,778)	(3,217,126)
Cabot Oil & Gas Corp.	(4,716)	(146,668)
Caesars Entertainment Corp.	(66,588)	(811,708)
Campbell Soup Co.	(221,405)	(9,779,459)
CARBO Ceramics, Inc.	(126,847)	(6,554,184)
CarMax, Inc.	(245,463)	(13,723,836)
Cavium, Inc.	(4,561)	(234,025)
Century Aluminum Co.	(1,420)	(41,578)
Chart Industries, Inc.	(21,797)	(1,014,650)
Clean Harbors, Inc.	(44,456)	(2,206,351)
The Clorox Co.	(74,707)	(7,433,347)
Coach, Inc.	(41,561)	(1,428,867)
Cobalt International Energy, Inc.	(40,149)	(470,145)
The Coca-Cola Co.	(180,562)	(7,561,937)
Colfax Corp.	(1,780)	(96,796)
comScore, Inc.	(55,654)	(2,345,260)
ConAgra Foods, Inc.	(19,123)	(656,875)
Coty, Inc., Class A	(300,298)	(4,984,947)
Covanta Holding Corp.	(81,014)	(1,787,979)
Cracker Barrel Old Country Store, Inc.	(554)	(63,904)
Cray, Inc.	(113,766)	(3,943,130)
Cree, Inc.	(28,427)	(894,882)
Crocs, Inc.	(213,134)	(2,489,405)
Darden Restaurants, Inc.	(166,107)	(8,601,020)
Darling International, Inc.	(75,942)	(1,336,579)
Dealertrack Technologies, Inc.	(22,019)	(1,035,994)
Dean Foods Co.	(525,063)	(7,723,677)
Demandware, Inc.	(45,016)	(2,698,709)
Diamondback Energy, Inc.	(12,031)	(823,402)
Diebold, Inc.	(149,630)	(5,301,391)
Dillard's, Inc., Class A Class A	(1,710)	(180,850)
Dominion Resources, Inc.	(1,283)	(91,478)
Douglas Emmett, Inc.	(44,790)	(1,259,943)
Eclipse Resources Corp.	(58,992)	(773,385)
Education Realty Trust, Inc.	(32,362)	(364,396)
Ellie Mae, Inc.	(6,515)	(250,046)
Enbridge Energy Management LLC	(23,231)	(825,397)
The EW Scripps Co.	(76,881)	(1,476,115)
FARO Technologies, Inc.	(2,367)	(132,552)
First American Financial Corp.	(18,487)	(560,526)
FirstEnergy Corp.	(6,816)	(254,509)
Five Below, Inc.	(132,140)	(5,268,422)
FleetCor Technologies, Inc.	(12,234)	(1,841,951)
Flotek Industries, Inc.	(72,234)	(1,600,705)
Generac Holdings, Inc.	(5,632)	(255,355)
General Growth Properties, Inc.	(25,720)	(666,405)
Genesee & Wyoming, Inc., Class A	(1,442)	(138,720)
Granite Construction, Inc.	(49,794)	(1,837,897)

BLACKROCK FUNDS	OCTOBER 31, 2014 16

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (continued)
Group 1 Automotive, Inc.	(20,952)	$(1,789,929)
Groupon, Inc.	(290,745)	(2,125,346)
Guess?, Inc.	(10,000)	(221,700)
Guidewire Software, Inc.	(11,591)	(578,855)
Healthcare Realty Trust, Inc.	(5,763)	(152,547)
Healthcare Services Group, Inc.	(33,749)	(1,005,045)
Heartland Express, Inc.	(1,602)	(40,274)
HeartWare International, Inc.	(12,775)	(985,208)
Hecla Mining Co.	(136,374)	(297,295)
Hornbeck Offshore Services, Inc.	(43,981)	(1,348,457)
Hospira, Inc.	(98,665)	(5,298,310)
Hudson City Bancorp, Inc.	(301,504)	(2,909,514)
Impax Laboratories, Inc.	(8,161)	(236,424)
Integra LifeSciences Holdings Corp.	(51,406)	(2,627,361)
Intrepid Potash, Inc.	(74,725)	(1,005,051)
Iron Mountain, Inc.	(2,184)	(78,777)
Jabil Circuit, Inc.	(10,632)	(222,740)
Janus Capital Group, Inc.	(175,188)	(2,626,068)
JC Penney Co., Inc.	(601,661)	(4,578,640)
JetBlue Airways Corp.	(55,906)	(645,155)
Joy Global, Inc.	(134,454)	(7,076,314)
Kate Spade & Co.	(320,739)	(8,701,649)
KB Home	(195,771)	(3,081,436)
Knight Transportation, Inc.	(13,318)	(389,685)
Kohl's Corp.	(2,120)	(114,946)
Laredo Petroleum, Inc.	(12,656)	(239,958)
Life Time Fitness, Inc.	(35,566)	(1,983,516)
Louisiana-Pacific Corp.	(331,015)	(4,832,819)
M&T Bank Corp.	(27,859)	(3,403,813)
Markel Corp.	(3,965)	(2,739,379)
Marketo, Inc.	(51,204)	(1,652,353)
Martin Marietta Materials, Inc.	(25,603)	(2,993,503)
Mattress Firm Holding Corp.	(22,802)	(1,440,858)
McDermott International, Inc.	(1,285,579)	(4,936,623)
Medidata Solutions, Inc.	(1,338)	(60,357)
Memorial Resource Development Corp.	(28,485)	(771,659)
MGIC Investment Corp.	(17,270)	(154,048)
Monro Muffler Brake, Inc.	(65,273)	(3,488,189)
MSC Industrial Direct Co., Inc.	(22,584)	(1,828,626)
Navient Corp.	(3,418)	(67,608)
Navistar International Corp.	(252,866)	(8,943,870)
NetSuite, Inc.	(21,187)	(2,302,179)
The New York Times Co.	(106,803)	(1,371,351)
Nexstar Broadcasting Group, Inc.	(85,541)	(3,859,610)
NOW, Inc.	(30,867)	(927,862)
NRG Yield, Inc., Class A	(17,702)	(884,569)
Nuance Communications, Inc.	(89,714)	(1,384,287)
Oceaneering International, Inc.	(11,827)	(831,083)
Olin Corp.	(156,901)	(3,803,280)
Owens & Minor, Inc.	(14,832)	(494,202)
PDC Energy, Inc.	(7,992)	(349,410)

	Shares	Value
Reference Entity – Short
United States (continued)
Peabody Energy Corp.	(945,657)	$(9,863,203)
Piedmont Office Realty Trust, Inc.	(33,818)	(657,760)
Pinnacle Entertainment, Inc.	(189,277)	(4,851,170)
Pioneer Natural Resources Co.	(1,650)	(311,949)
Platform Specialty Products Corp.	(7,162)	(186,212)
Post Holdings, Inc.	(68,051)	(2,551,912)
Proofpoint, Inc.	(43,049)	(1,895,878)
Public Service Enterprise Group, Inc.	(54,018)	(2,231,484)
Range Resources Corp.	(10,505)	(718,542)
RealPage, Inc.	(91,206)	(1,812,263)
Realty Income Corp.	(23,434)	(1,078,667)
Redwood Trust, Inc.	(251,416)	(4,724,107)
Restoration Hardware Holdings, Inc.	(28,137)	(2,259,964)
RF Micro Devices, Inc.	(50,043)	(651,059)
Rockwell Collins, Inc.	(60,852)	(5,120,696)
Roper Industries, Inc.	(3,167)	(501,336)
Royal Gold, Inc.	(1,573)	(89,897)
RSP Permian, Inc.	(21,448)	(524,833)
Saia, Inc.	(784)	(38,432)
Sanchez Energy Corp.	(11,029)	(188,265)
SBA Communications Corp., Class A	(1,485)	(166,810)
SEACOR Holdings, Inc.	(17,294)	(1,425,890)
Select Comfort Corp.	(21,253)	(545,990)
SemGroup Corp., Class A	(9,731)	(746,854)
ServiceNow, Inc.	(79,613)	(5,408,111)
Shutterstock, Inc.	(7,601)	(591,054)
Sotheby's	(56,621)	(2,245,589)
The Spectranetics Corp.	(33,653)	(1,069,156)
Splunk, Inc.	(5,122)	(338,462)
Staples, Inc.	(63,495)	(805,117)
Stericycle, Inc.	(642)	(80,892)
SunEdison, Inc.	(214,439)	(4,183,705)
SUPERVALU, Inc.	(511,427)	(4,413,615)
SYNNEX Corp.	(10,430)	(721,547)
TAL International Group, Inc.	(59,326)	(2,558,730)
Tempur Sealy International, Inc.	(117,037)	(6,160,828)
Tenet Healthcare Corp.	(1,986)	(111,315)
Tidewater, Inc.	(137,681)	(5,076,298)
Trex Co., Inc.	(41,286)	(1,775,298)
Tronox, Ltd., Class A Class A	(10,287)	(248,740)
Under Armour, Inc., Class A	(177,619)	(11,648,254)
US Ecology, Inc.	(13,006)	(653,942)
US Silica Holdings, Inc.	(7,362)	(330,554)
USG Corp.	(252,400)	(6,779,464)
UTi Worldwide, Inc.	(3,653)	(39,927)
Valley National Bancorp	(41,653)	(415,697)
Valmont Industries, Inc.	(83,873)	(11,420,986)
Veeco Instruments, Inc.	(98,767)	(3,554,624)
ViaSat, Inc.	(59,354)	(3,717,935)
Vince Holding Corp.	(3,964)	(138,938)

BLACKROCK FUNDS	OCTOBER 31, 2014 17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
United States (concluded)
Vornado Realty Trust	(93,392)	$(10,224,556)
WageWorks, Inc.	(6,314)	(359,961)
Waste Management, Inc.	(4,581)	(223,965)
Westamerica BanCorp.	(47,373)	(2,337,384)
Westar Energy, Inc.	(6,876)	(259,982)
The Western Union Co.	(19,678)	(333,739)
WEX, Inc.	(47,405)	(5,383,312)
Wolverine World Wide, Inc.	(130,713)	(3,547,551)
Workday, Inc., Class A	(22,598)	(2,157,657)
WP Carey, Inc.	(9,842)	(666,500)
Wright Medical Group, Inc.	(42,767)	(1,352,293)
XPO Logistics, Inc.	(121,944)	(4,868,004)
Xylem, Inc.	(2,567)	(93,336)
Zendesk, Inc.	(22,484)	(584,584)
Zillow, Inc., Class A	(65,497)	(7,121,489)
Zoetis, Inc.	(1,546)	(57,449)
Zynga, Inc., Class A	(497,263)	(1,268,021)

		(435,076,147)
Total Reference Entity – Short		(452,204,772)
Net Value of Reference Entity – Goldman Sachs & Co.		$(24,013,266)

BLACKROCK FUNDS	OCTOBER 31, 2014 18

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of July 31, 2014, expiration date 3/17/15:

	Shares	Value
Reference Entity – Long
Australia
Arrium Ltd.	2,676,148	$794,521
CSR Ltd.	217,619	666,051
Downer EDI Ltd.	189,073	798,425
Fairfax Media, Ltd.	2,539,989	1,825,672
Flight Centre Travel Group Ltd.	5,688	211,052
JB Hi-Fi Ltd.	266,206	3,665,762
Liquefied Natural Gas, Ltd.	143,096	476,714
Mirvac Group	208,335	330,526
Rio Tinto Ltd.	49,473	2,641,774
Transpacific Industries Group, Ltd.	1,931,683	1,529,892

		12,940,389
Belgium
bpost SA	22,954	568,249
Solvay SA	1,448	197,680

		765,929
Canada
Aimia, Inc.	238,077	3,432,635
Air Canada, Class B	70,300	580,090
Bankers Petroleum Ltd.	147,031	564,877
Canadian National Railway Co.	58,430	4,119,469
Canfor Corp.	26,217	610,385
CCL Industries, Inc., Class B	48,970	4,950,660
Dollarama, Inc.	7,934	697,063
Emera, Inc.	1,180	39,670
Finning International, Inc.	45,116	1,164,878
Industrial Alliance Insurance & Financial Services, Inc.	45,435	1,831,026
Kelt Exploration, Ltd.	139,224	1,172,295
Linamar Corp.	66,423	3,392,904
Manulife Financial Corp.	94,552	1,794,479
Metro, Inc.	2,244	157,690
National Bank of Canada	88,167	4,121,057
Onex Corp.	45,859	2,587,440
Open Text Corp.	94,286	5,207,669
Raging River Exploration, Inc.	186,065	1,264,591
Russel Metals, Inc.	18,733	546,009
Superior Plus Corp.	140,075	1,517,515
TELUS Corp.	477,948	17,128,184
TORC Oil & Gas, Ltd.	36,064	338,225
Westshore Terminals Investment Corp.	4,069	124,014

		57,342,825
Denmark
Coloplast A/S, Class B	4,997	435,545
Novo Nordisk A/S, Class B	13,743	621,221
Pandora A/S	4,498	379,233

	Shares	Value
Reference Entity – Long
Denmark (concluded)
Tryg A/S	448	$48,480
Vestas Wind Systems A/S	20,463	682,952

		2,167,431
Finland
Kesko OYJ, Class B	73,638	2,792,760
Konecranes OYJ	25,511	714,886
Sampo OYJ, Class A	86,861	4,162,153
UPM-Kymmene OYJ	2,627	41,671

		7,711,470
France
Arkema	16,098	993,600
AtoS	4,397	303,869
AXA SA	108,842	2,514,089
Cap Gemini SA	53,257	3,504,105
EDF	301,407	8,900,063
Etablissements Maurel et Prom	39,565	472,885
Faurecia	9,240	299,303
Gecina SA	377	51,023
Havas SA	60,111	485,866
Hermes International	353	109,318
ICADE	11,526	917,037
Imerys SA	2,295	164,684
Ingenico	765	76,185
Ipsen SA	9,853	484,320
Metropole Television SA	6,812	117,886
Safran SA	11,228	711,109
Sanofi	1,069	97,001
SCOR SE	2,655	81,356
Societe Television Francaise 1	3,451	51,449
Solocal Group	265,580	163,179
Technicolor SA, Registered Shares	103,151	609,005
Vivendi SA	4,926	120,339

		21,227,671
Germany
adidas AG	92,805	6,762,327
Aixtron SE	4,812	58,559
Bayer AG, Registered Shares	152,146	21,760,189
Beiersdorf AG	5,226	423,718
Daimler AG, Registered Shares	35,694	2,783,025
Duerr AG	45,178	3,173,492
E.ON SE	104,058	1,793,970
Fresenius SE & Co. KGaA	27,788	1,429,859
Hochtief AG	8,090	598,650
K+S AG, Registered Shares	80,750	2,262,998
Lanxess AG	4,936	256,576
MTU Aero Engines AG	3,023	265,132
Nordex SE	23,738	402,372
SAP AG	94,704	6,452,697
Siemens AG, Registered Shares	25,901	2,921,462

BLACKROCK FUNDS	OCTOBER 31, 2014 19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Germany (concluded)
Software AG	1,581	$39,714
Symrise AG	1,485	83,723
Telefonica Deutschland Holding AG	173,499	853,768
TUI AG	166,120	2,543,961

		54,866,192
Hong Kong
BOC Hong Kong Holdings Ltd.	423,500	1,409,792
Cheung Kong Holdings Ltd.	46,000	816,605
Galaxy Entertainment Group Ltd.	23,000	157,271
Hutchison Whampoa Ltd.	185,000	2,345,903
Kerry Properties Ltd.	501,500	1,720,356
Luk Fook Holdings International, Ltd.	14,000	41,744
SJM Holdings Ltd.	245,000	517,830

		7,009,501
Iran
Smurfit Kappa Group PLC	12,932	267,198
Ireland
C&C Group PLC	38,328	170,701
DCC PLC	94,893	5,317,876
James Hardie Industries SE	162,927	1,737,883

		7,226,460
Italy
Autogrill SpA	41,082	278,431
Moncler SpA	202,859	2,815,533
Telecom Italia SpA, Non-Convertible Savings Shares	1,069,436	956,869

		4,050,833
Japan
Advantest Corp.	71,400	832,569
Asahi Group Holdings Ltd.	202,300	6,275,115
Astellas Pharma, Inc.	1,283,800	19,925,202
Chugai Pharmaceutical Co. Ltd.	21,000	656,517
COMSYS Holdings Corp.	244,300	4,361,386
Credit Saison Co. Ltd.	27,200	574,201
Daito Trust Construction Co. Ltd.	4,200	523,323
Daiwa House Industry Co. Ltd.	224,400	4,245,556
DIC Corp.	163,000	334,067
Disco Corp.	39,500	2,696,239
Enplas Corp.	34,400	1,301,166
FANUC Corp.	78,000	13,746,389
Fast Retailing Co. Ltd.	11,900	4,423,911
Frontier Real Estate Investment Corp.	146	672,478
Fujitsu General Ltd.	127,000	1,589,838
Hamamatsu Photonics KK	1,000	45,430
Haseko Corp.	742,600	5,443,202
Hazama Ando Corp.	257,300	1,729,789
Heiwa Corp.	2,100	43,000

	Shares	Value
Reference Entity – Long
Japan (continued)
Hitachi Capital Corp.	4,400	$108,757
Hitachi High-Technologies Corp.	24,700	754,573
Hoya Corp.	373,300	13,209,905
Ichigo Group Holdings Co Ltd.	294,500	821,874
Isuzu Motors Ltd.	5,200	67,846
J Trust Co., Ltd.	41,900	421,974
Japan Aviation Electronics Industry, Ltd.	52,000	1,030,266
JTEKT Corp.	42,200	678,710
Kaken Pharmaceutical Co. Ltd.	18,000	450,972
KDDI Corp.	6,300	413,718
Keihin Corp.	106,400	1,344,259
Kenedix, Inc.	1,002,400	4,711,954
Keyence Corp.	14,400	6,977,989
Kikkoman Corp.	6,000	138,007
Lawson, Inc.	9,000	610,536
Micronics Japan Co., Ltd.	8,400	427,574
MISUMI Group, Inc.	3,900	123,060
Mitsubishi Electric Corp.	354,000	4,564,401
Mitsubishi Gas Chemical Co., Inc.	9,000	53,849
Mitsubishi Motors Corp.	672,300	6,917,425
Nachi-Fujikoshi Corp.	7,000	43,500
Nexon Co. Ltd.	31,900	281,110
NH Foods Ltd.	25,000	576,492
Nidec Corp.	6,000	396,436
Nifco, Inc.	16,000	506,986
Nihon M&A Center, Inc.	39,700	1,140,948
Nippon Kayaku Co., Ltd.	7,000	92,043
Nippon Telegraph & Telephone Corp.	161,100	10,023,452
Nissan Chemical Industries Ltd.	180,400	3,344,766
NSK Ltd.	147,000	1,925,419
OKUMA Corp.	15,000	107,701
Omron Corp.	40,500	1,917,054
OSG Corp.	15,500	252,746
Panasonic Corp.	483,700	5,819,514
Sanrio Co. Ltd.	2,700	78,063
Sanwa Holdings Corp.	63,800	442,390
Secom Co. Ltd.	104,100	6,415,164
Sekisui Chemical Co. Ltd.	4,000	49,854
Senshu Ikeda Holdings, Inc.	94,100	486,815
Shionogi & Co. Ltd.	56,000	1,465,058
Sojitz Corp.	421,900	628,894
Square Enix Holdings Co., Ltd.	104,000	2,140,350
Sumitomo Dainippon Pharma Co. Ltd.	205,200	2,420,526
Sumitomo Mitsui Trust Holdings, Inc.	2,725,000	11,125,414
Sumitomo Real Estate Sales Co. Ltd.	15,400	354,630
Takashimaya Co. Ltd.	7,000	59,630
Takata Corp.	2,900	37,897
Temp Holdings Co., Ltd.	30,500	991,086

BLACKROCK FUNDS	OCTOBER 31, 2014 20

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Long
Japan (concluded)
Terumo Corp.	7,100	$177,490
Tokyo Electron Ltd.	800	51,292
Tokyu Fudosan Holdings Corp.	228,200	1,621,888
Trend Micro, Inc.	9,400	316,739
TS Tech Co., Ltd.	110,800	2,723,311
Yamaha Motor Co. Ltd.	9,800	185,394
Yaskawa Electric Corp.	21,400	277,391
Zenkoku Hosho Co., Ltd.	115,700	3,656,401

		175,380,871
Netherlands
Aegon NV	60,376	492,091
Arcadis NV	29,026	892,933
ASM International NV	5,194	208,138
Koninklijke Ahold NV	9,029	151,223
Koninklijke BAM Groep NV	17,512	41,995

		1,786,380
Norway
Akastor ASA	10,884	37,489
Aker Solutions ASA	150,101	972,492
BW LPG Ltd.	181,051	1,716,053
DnB NOR ASA	713,488	13,108,384
Storebrand ASA	911,911	4,675,736
Subsea 7 SA	508,824	5,475,649
Telenor ASA	571,383	12,848,483

		38,834,286
Portugal
CTT - Correios de Portugal SA	5,293	49,057
Singapore
CapitaMall Trust	924,000	1,417,223
ComfortDelGro Corp. Ltd.	859,000	1,766,106
M1, Ltd.	33,000	89,642
Noble Group Ltd.	74,000	68,884

		3,341,855
Spain
ACS Actividades de Construccion y Servicios SA	2,480	92,052
Amadeus IT Holding SA, Class A	11,128	409,423
CaixaBank SA	46,882	256,220
Distribuidora Internacional de Alimentacion SA	37,720	239,664
Ebro Foods SA	28,026	501,643
Ferrovial SA	19,622	401,173
Iberdrola SA	1,703,966	12,062,232
Mapfre SA	222,306	762,299
Mediaset Espana Comunicacion SA	5,777	72,527
Repsol SA	3,779	84,457

	Shares	Value
Reference Entity – Long
Spain (concluded)
Telefonica SA	42,479	$639,210

		15,520,900
Sweden
Getinge AB, Class B	104,027	2,386,708
Hennes & Mauritz AB, Class B	213,385	8,513,949
Intrum Justitia AB	139,743	4,161,784
Investment AB Kinnevik, Class B	58,167	1,846,969
Skandinaviska Enskilda Banken AB, Class A	179,134	2,300,844
Swedbank AB, Class A	188,401	4,992,753
Tele2 AB, Class B	73,263	930,850
Telefonaktiebolaget LM Ericsson, Class B	409,111	4,834,218

		29,968,075
Switzerland
Baloise Holding AG, Registered Shares	4,347	547,221
Kuehne & Nagel International AG, Registered Shares	1,165	151,835
Swiss Life Holding AG, Registered Shares	2,211	507,293

		1,206,349
United Kingdom
Afren PLC	850,779	1,048,974
Bellway PLC	1,430	40,113
Berkeley Group Holdings PLC	37,468	1,370,253
Britvic PLC	88,005	959,519
BT Group PLC	36,721	216,483
Howden Joinery Group PLC	680,296	3,732,534
Inchcape PLC	113,949	1,269,427
International Consolidated Airlines Group SA	182,618	1,197,971
Melrose Industries PLC	110,439	453,913
Pace PLC	42,050	233,774
Paragon Group of Cos. PLC	258,679	1,498,381
Tate & Lyle PLC	62,483	604,716
UBM PLC	254,631	2,321,046
Vedanta Resources PLC	13,914	183,611

		15,130,715
Total Reference Entity – Long		456,794,387

Reference Entity – Short
Australia
ALS Ltd.	(996,450)	(4,934,801)
Alumina, Ltd.	(2,464,903)	(3,562,501)
Amcor, Ltd.	(22,118)	(229,736)
Ansell, Ltd.	(167,327)	(2,935,022)
APA Group	(410,382)	(2,853,111)

BLACKROCK FUNDS	OCTOBER 31, 2014 21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Australia (concluded)
Aristocrat Leisure, Ltd.	(7,529)	$(42,804)
Bendigo and Adelaide Bank, Ltd.	(770,392)	(8,460,380)
Coca-Cola Amatil Ltd.	(1,307,071)	(10,547,233)
Cochlear, Ltd.	(183,279)	(11,878,669)
Commonwealth Bank of Australia	(84,093)	(5,979,804)
Domino's Pizza Enterprises, Ltd.	(1,823)	(43,451)
G8 Education, Ltd.	(1,404,559)	(6,206,294)
Harvey Norman Holdings Ltd.	(1,523,135)	(5,121,961)
Iluka Resources, Ltd.	(846,834)	(5,436,428)
Incitec Pivot, Ltd.	(2,601,605)	(6,675,963)
IOOF Holdings, Ltd.	(178,493)	(1,423,725)
Lend Lease Group	(10,274)	(143,292)
Magellan Financial Group, Ltd.	(4,836)	(57,409)
Metcash Ltd.	(3,424,658)	(8,553,327)
Newcrest Mining, Ltd.	(299,432)	(2,455,821)
Oil Search, Ltd.	(43,673)	(334,871)
Origin Energy, Ltd.	(8,055)	(101,193)
OZ Minerals, Ltd.	(413,996)	(1,422,624)
QBE Insurance Group, Ltd.	(130,286)	(1,323,433)
Recall Holdings, Ltd.	(104,417)	(535,589)
Tatts Group, Ltd.	(3,666,872)	(11,224,611)
TPG Telecom, Ltd.	(230,654)	(1,493,476)
Transurban Group	(112,687)	(807,053)
UGL Ltd.	(1,141,904)	(7,063,177)

		(111,847,759)
Austria
Andritz AG	(47,384)	(2,289,796)
BUWOG AG	(24,530)	(453,498)
CA Immobilien Anlagen AG	(12,549)	(240,697)
Conwert Immobilien Invest SE	(7,188)	(79,715)
Raiffeisen Bank International AG	(88,495)	(1,894,839)
Verbund AG	(77,522)	(1,568,748)
Vienna Insurance Group AG Wiener Versicherung Gruppe	(26,365)	(1,269,233)

		(7,796,526)
Canada
Agrium, Inc.	(12,605)	(1,233,267)
Alamos Gold, Inc.	(17,306)	(129,137)
AltaGas, Ltd.	(6,869)	(283,402)
Badger Daylighting, Ltd.	(80,829)	(1,985,852)
Barrick Gold Corp.	(2,995)	(35,556)
Brookfield Asset Management, Inc., Class A Class A	(30,130)	(1,474,888)
Canadian Oil Sands, Ltd.	(3,331)	(52,194)
Canadian Utilities, Ltd.	(35,116)	(1,213,894)
Cineplex, Inc.	(1,067)	(40,198)
George Weston, Ltd.	(16,343)	(1,335,223)
IGM Financial, Inc.	(19,773)	(790,885)
Imperial Oil, Ltd.	(2,757)	(132,658)
Manitoba Telecom Services, Inc.	(176,607)	(4,655,511)
Mullen Group, Ltd.	(105,474)	(2,049,493)

	Shares	Value
Reference Entity – Short
Canada (concluded)
Norbord, Inc.	(94,756)	$(1,853,839)
Northland Power, Inc.	(4,923)	(73,252)
NuVista Energy, Ltd.	(7,155)	(65,833)
Pan American Silver Corp.	(3,708)	(34,282)
Paramount Resources, Ltd.	(5,993)	(250,982)
Potash Corp. of Saskatchewan, Inc.	(90,723)	(3,096,681)
Power Corp. of Canada	(33,954)	(895,960)
PrairieSky Royalty, Ltd.	(32,887)	(1,012,536)
Silver Wheaton Corp.	(7,727)	(134,308)
West Fraser Timber Co., Ltd.	(32,771)	(1,719,311)

		(24,549,142)
China
FIH Mobile, Ltd.	(57,000)	(30,367)
Colombia
Pacific Rubiales Energy Corp.	(6,495)	(97,968)
Denmark
FLSmidth & Co. A/S	(36,585)	(1,658,748)
Pandora A/S	(4,498)	(379,233)

		(2,037,981)
Finland
Outokumpu OYJ	(143,596)	(815,212)
France
Bollore SA	(1)	(474)
Edenred	(211,908)	(5,874,568)
Eramet	(7,883)	(732,424)
Genfit	(23,380)	(1,200,925)
Numericable Group SA	(14,091)	(520,915)
Peugeot SA	(3,354)	(5,086)
Remy Cointreau SA	(56,657)	(4,032,126)

		(12,366,518)
Germany
Drillisch AG	(35,562)	(1,238,588)
Fraport AG Frankfurt Airport Services Worldwide	(4,528)	(280,558)
Leoni AG	(8,592)	(493,554)
Puma SE	(2,456)	(516,044)
Rheinmetall AG	(36,682)	(1,580,502)
TAG Immobilien AG	(302,617)	(3,544,433)
ThyssenKrupp AG	(435,848)	(10,504,624)

		(18,158,303)
Hong Kong
Chow Tai Fook Jewellery Group, Ltd.	(151,800)	(211,155)
Esprit Holdings Ltd.	(462,700)	(579,612)
Hang Lung Properties Ltd.	(2,496,000)	(7,794,331)
Henderson Land Development Co., Ltd.	(132,000)	(891,762)

BLACKROCK FUNDS	OCTOBER 31, 2014 22

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Hong Kong (concluded)
Hong Kong & China Gas Co., Ltd.	(1,360,000)	$(3,175,853)
Jardine Matheson Holdings, Ltd.	(36,000)	(2,157,405)
Jardine Strategic Holdings, Ltd.	(10,500)	(374,290)
The Link REIT	(363,500)	(2,137,596)
Melco International Development, Ltd.	(1,252,000)	(3,394,579)
PCCW, Ltd.	(377,000)	(239,665)
Swire Pacific, Ltd.	(23,000)	(301,681)
The Wharf Holdings, Ltd.	(1,705,000)	(12,610,390)

		(33,868,319)
Ireland
Greencore Group PLC	(150,308)	(630,693)
Italy
Buzzi Unicem SpA	(75,461)	(1,021,059)
Saipem SpA	(6,282)	(98,344)
Tod's SpA	(4,760)	(439,162)
World Duty Free SpA	(70,201)	(596,062)
Yoox SpA	(39,071)	(722,409)

		(2,877,036)
Japan
Acom Co., Ltd.	(1,270,700)	(4,235,555)
Aeon Co. Ltd.	(22,000)	(217,686)
AEON Financial Service Co., Ltd.	(29,300)	(612,328)
Aeon Mall Co., Ltd.	(8,100)	(148,682)
Aiful Corp.	(2,355,100)	(9,782,344)
Alfresa Holdings Corp.	(6,400)	(81,215)
Asahi Glass Co., Ltd.	(426,000)	(2,217,194)
Autobacs Seven Co., Ltd.	(14,600)	(214,179)
Bridgestone Corp.	(32,900)	(1,099,443)
Chiyoda Corp.	(17,000)	(175,131)
Coca-Cola East Japan Co. Ltd.	(33,900)	(609,965)
Cosmos Pharmaceutical Corp.	(1,400)	(200,171)
Daihatsu Motor Co. Ltd.	(31,100)	(441,401)
Dena Co., Ltd.	(372,300)	(4,810,917)
Don Quijote Holdings Co., Ltd.	(1,500)	(89,874)
Electric Power Development Co., Ltd.	(7,100)	(248,295)
FUJIFILM Holdings Corp.	(106,000)	(3,558,270)
Fujitsu Ltd.	(356,000)	(2,164,289)
GMO internet, Inc.	(15,300)	(128,466)
Hino Motors, Ltd.	(18,000)	(263,395)
Hirose Electric Co., Ltd.	(1,500)	(183,915)
Hokuriku Electric Power Co.	(45,500)	(614,263)
Ibiden Co., Ltd.	(35,100)	(527,622)
IHI Corp.	(926,000)	(4,463,903)
Iida Group Holdings Co., Ltd.	(5,300)	(58,894)
Isetan Mitsukoshi Holdings, Ltd.	(30,900)	(420,675)
Iwatani Corp.	(116,000)	(793,109)
Japan Display, Inc.	(63,300)	(187,902)
Japan Exchange Group, Inc.	(27,200)	(674,725)
Japan Logistics Fund, Inc.	(132)	(296,607)

	Shares	Value
Reference Entity – Short
Japan (continued)
Japan Real Estate Investment Corp.	(253)	$(1,378,660)
Japan Retail Fund Investment Corp.	(774)	(1,558,407)
The Japan Steel Works, Ltd.	(64,000)	(228,930)
Kagome Co., Ltd.	(42,400)	(687,880)
Kanamoto Co., Ltd.	(13,600)	(496,406)
Kansai Paint Co., Ltd.	(8,000)	(122,292)
Kenedix Office Investment Corp.	(122)	(652,383)
Kirin Holdings Co., Ltd.	(83,000)	(1,076,079)
Kurita Water Industries Ltd.	(3,900)	(84,159)
Kyocera Corp.	(153,200)	(7,061,206)
KYORIN Holdings, Inc.	(2,400)	(50,563)
Kyushu Electric Power Co., Inc.	(183,400)	(1,989,826)
LIXIL Group Corp.	(43,900)	(962,743)
Mabuchi Motor Co., Ltd.	(2,200)	(190,025)
McDonald's Holdings Co. Japan Ltd.	(240,700)	(5,874,873)
Mitsubishi Chemical Holdings Corp.	(51,300)	(252,698)
Mitsui Engineering & Shipbuilding Co. Ltd.	(594,000)	(1,291,336)
Mitsui OSK Lines Ltd.	(302,000)	(954,125)
Mori Trust Sogo Reit, Inc.	(489)	(873,692)
NHK Spring Co., Ltd.	(31,800)	(291,044)
Nikon Corp.	(3,900)	(53,437)
Nintendo Co. Ltd.	(3,600)	(388,001)
Nippon Electric Glass Co. Ltd.	(197,000)	(916,059)
Nippon Express Co., Ltd.	(196,000)	(862,196)
Nippon Paint Co., Ltd.	(32,000)	(726,635)
Nippon Shinyaku Co., Ltd.	(5,000)	(143,913)
Nisshin Seifun Group, Inc.	(13,100)	(132,468)
Nomura Real Estate Office Fund, Inc.	(523)	(2,317,769)
Ono Pharmaceutical Co., Ltd.	(1,700)	(171,606)
Onward Holdings Co. Ltd.	(48,000)	(294,950)
Oracle Corp. Japan	(5,500)	(212,923)
Orix JREIT, Inc.	(493)	(657,299)
OSAKA Titanium Technologies Co., Ltd.	(33,400)	(649,533)
Pacific Metals Co., Ltd.	(18,000)	(56,945)
Pioneer Corp.	(85,200)	(223,532)
Pola Orbis Holdings, Inc.	(1,300)	(53,388)
Rengo Co., Ltd.	(81,000)	(356,566)
Ryohin Keikaku Co., Ltd.	(8,400)	(1,134,260)
Sankyo Co., Ltd.	(3,200)	(116,451)
Santen Pharmaceutical Co., Ltd.	(700)	(41,781)
Sega Sammy Holdings, Inc.	(7,100)	(112,787)
Seiko Epson Corp.	(7,300)	(338,754)
Sekisui House, Ltd.	(230,800)	(2,869,972)
Seven Bank Ltd.	(29,700)	(124,039)
Sharp Corp.	(28,000)	(70,517)
Shimadzu Corp.	(105,000)	(913,638)

BLACKROCK FUNDS	OCTOBER 31, 2014 23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity – Short
Japan (concluded)
Shimizu Corp.	(311,000)	$(2,295,091)
Shinko Electric Industries Co., Ltd.	(12,500)	(72,586)
Showa Denko KK	(165,000)	(218,350)
Start Today Co., Ltd.	(5,200)	(112,513)
Sumco Corp.	(161,000)	(2,165,308)
Sumitomo Forestry Co., Ltd.	(14,700)	(154,467)
Sumitomo Heavy Industries Ltd.	(57,000)	(312,499)
Taiyo Yuden Co., Ltd.	(241,600)	(2,483,549)
Tobu Railway Co., Ltd.	(11,000)	(55,645)
Toyo Seikan Group Holdings Ltd.	(26,400)	(320,144)
Toyo Suisan Kaisha, Ltd.	(32,600)	(1,125,881)
Toyo Tire & Rubber Co., Ltd.	(14,100)	(232,597)
Toyota Tsusho Corp.	(28,200)	(711,066)
Ube Industries, Ltd.	(27,000)	(41,805)
Yamada Denki Co. Ltd.	(166,300)	(533,095)
Yamato Holdings Co., Ltd.	(28,500)	(609,392)
Yokogawa Electric Corp.	(19,700)	(274,085)

		(91,255,234)
Luxembourg
APERAM	(265,630)	(7,642,681)
ArcelorMittal	(149,639)	(1,965,684)
GAGFAH SA	(147,217)	(2,753,109)
RTL Group SA	(33,739)	(3,151,473)

		(15,512,947)
Macau
Wynn Macau, Ltd.	(173,200)	(626,137)
Mexico
Fresnillo PLC	(664,345)	(7,424,252)
Netherlands
OCI	(161,935)	(5,645,749)
SBM Offshore NV	(155,789)	(1,950,006)

		(7,595,755)
Norway
Marine Harvest ASA	(237,467)	(3,363,121)
Portugal
Jeronimo Martins SGPS SA	(626,652)	(5,484,214)
Singapore
Global Logistic Properties, Ltd.	(1,638,000)	(3,510,175)
Golden Agri-Resources Ltd.	(1,669,000)	(676,364)
Neptune Orient Lines, Ltd.	(684,000)	(444,941)
Singapore Technologies Engineering, Ltd.	(98,000)	(286,116)
Suntec Real Estate Investment Trust	(2,312,000)	(3,212,112)

	Shares	Value
Reference Entity – Short
Singapore (concluded)
Wilmar International, Ltd.	(1,030,000)	$(2,567,470)

		(10,697,178)
South Africa
Lonmin PLC	(384,188)	(1,076,911)
Switzerland
Dufry AG	(37,580)	(5,417,914)
Meyer Burger Technology AG	(762,623)	(6,433,198)
Panalpina Welttransport Holding AG	(3,286)	(425,675)
SGS SA	(1,630)	(3,583,590)
STMicroelectronics NV	(387,908)	(2,591,123)
Transocean, Ltd.	(26,095)	(777,205)

		(19,228,705)
United Kingdom
Aggreko PLC	(321,938)	(7,854,623)
Associated British Foods PLC	(5,489)	(242,239)
AVEVA Group PLC	(33,105)	(813,436)
Cairn Energy PLC	(210,364)	(491,957)
Centrica PLC	(3,713,885)	(18,012,239)
CNH Industrial NV	(51,638)	(421,386)
Dixons Carphone PLC	(38,117)	(242,034)
DS Smith PLC	(114,509)	(486,349)
G4S PLC	(463,654)	(1,897,850)
Hargreaves Lansdown PLC	(129,216)	(2,058,960)
HSBC Holdings PLC	(177,452)	(1,809,188)
ICAP PLC	(44,098)	(296,061)
IMI PLC	(8,254)	(161,636)
Informa PLC	(6,121)	(47,189)
Intu Properties PLC	(109,102)	(595,175)
J Sainsbury PLC	(237,551)	(935,846)
Ladbrokes PLC	(89,069)	(168,702)
Land Securities Group PLC	(119,579)	(2,121,816)
Marks & Spencer Group PLC	(26,142)	(170,232)
Michael Page International PLC	(173,752)	(1,083,356)
National Grid PLC	(1)	(15)
Ocado Group PLC	(1,420,795)	(5,659,617)
Ophir Energy PLC	(568,866)	(1,689,307)
Pennon Group PLC	(74,197)	(990,108)
Petrofac, Ltd.	(19,837)	(336,105)
Polyus Gold International, Ltd.	(13,136)	(39,296)
Randgold Resources, Ltd.	(90,438)	(5,293,185)
RSA Insurance Group PLC	(165,814)	(1,281,967)
Serco Group PLC	(10,000)	(47,623)
Sports Direct International PLC	(35,638)	(368,085)
St James's Place PLC	(18,553)	(221,844)
Telecity Group PLC	(15,631)	(193,026)

BLACKROCK FUNDS	OCTOBER 31, 2014 24

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Shares		Value
Reference Entity – Short
United Kingdom (concluded)
Tesco PLC	(174,250)	$(483,716)

		(56,514,168)
United States
Tahoe Resources, Inc.	(1,891)	(32,768)

Rights
France
Numericable Group SA	(15,499)	(459,538)
Total Reference Entity – Short		(434,346,752)
Net Value of Reference Entity – UBS AG		$22,447,636

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks	—	—	$1,025,613	$1,025,613
Preferred Securities	—	—	3,474,685	3,474,685
Short-Term Securities	$1,587,492,800	—	—	1,587,492,800
Total	$1,587,492,800	—	$4,500,298	$1,591,993,098

BLACKROCK FUNDS	OCTOBER 31, 2014 25

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$69,893,563	—	$69,863,563
Liabilities:
Equity Contracts	—	(1,428,757)	—	(1,428,757)
Total	—	$68,464,806	—	$68,464,806

[1]	Derivative financial instruments are swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of October 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$1,261,000	—	—	$1,261,000
Liabilities:
Cash received as collateral for OTC swaps	—	$(51,244,997)	—	(51,244,997)
Total	$1,261,000	$(51,244,997)	—	$(49,983,997)

There were no transfers between levels during the period ended October 31, 2014.

BLACKROCK FUNDS	OCTOBER 31, 2014 26

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 23, 2014